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ISI
                       International Strategy & Investment

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                                       ISI
                                    STRATEGY
                                   FUND SHARES

                      (A Class of ISI Strategy Fund, Inc.)


                                    STRATEGY

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                                  ANNUAL REPORT
                                  May 31, 1999

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

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--------------------------------------------------------------------------------
Investment Advisor's Report
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      We are pleased to report on the progress of the fund during the fiscal year. Over this time frame, the total return was 12.15%. From its inception on September 16, 1997, the cumulative total return has been 24.42%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges. The equity and bond markets have been very volatile over the last year but equities have outperformed bonds: Wilshire 5000 Index +17.67%; Lehman Treasury Index +4.35%. Please see charts below.

      The equity market was volatile during the fiscal year but equities outperformed bonds. During the fiscal year, we maintained a modest overweighting in equities and would shift funds into fixed income if we saw a moderation in economic growth. Please see below for more details and following this letter, ISI's "Economic Outlook."

Equity Portfolio

      The goal of the Fund's equity portfolio is to provide broad exposure to the U.S. equity market as represented by the Wilshire 5000 Index, the broadest measure of the U.S. equity market. Currently, the equity portfolio has 1,723 names. The portfolio is constructed to match the index as closely as is possible on the basis of capitalization and industry exposures. The Fund's industry profile compared to the Wilshire 5000 Index is shown on the next page.

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                                  Wilshire 5000
                                 5/31/98-5/31/99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




05/28/1998                       10362.04883
05/29/1998                        10314.1748
06/01/1998                       10279.90039
06/02/1998                       10300.76465
06/03/1998                       10225.56836
06/04/1998                       10325.22168
06/05/1998                       10472.95117
06/08/1998                       10501.05566
06/09/1998                       10527.40039
06/10/1998                       10454.89355
06/11/1998                       10300.65234
06/12/1998                       10316.19141
06/15/1998                       10105.44531
06/16/1998                       10214.08691
06/17/1998                       10386.98828
06/18/1998                       10363.45801
06/19/1998                       10325.85547
06/22/1998                        10365.3877
06/23/1998                       10502.78906
06/24/1998                       10620.96191
06/25/1998                       10591.96387
06/26/1998                       10617.66699
06/29/1998                        10681.5459
06/30/1998                       10663.61523
07/01/1998                       10786.81348
07/02/1998                       10764.71582
07/06/1998                       10855.84668
07/07/1998                       10839.07813
07/08/1998                       10936.85059
07/09/1998                       10879.92871
07/10/1998                       10916.21582
07/13/1998                       10929.28125
07/14/1998                       11024.40234
07/15/1998                       11014.59863
07/16/1998                       11086.68945
07/17/1998                       11106.09668
07/20/1998                       11091.27441
07/21/1998                       10929.78711
07/22/1998                       10883.24609
07/23/1998                       10672.30176
07/24/1998                       10659.86328
07/27/1998                        10670.2832
07/28/1998                       10515.09277
07/29/1998                       10469.43848
07/30/1998                       10622.16699
07/31/1998                       10420.26074
08/03/1998                       10334.18262
08/04/1998                       9971.548828
08/05/1998                       10008.20996
08/06/1998                       10112.68457
08/07/1998                       10165.91211
08/10/1998                       10102.59473
08/11/1998                       9942.613281
08/12/1998                       10088.30566
08/13/1998                       10003.81836
08/14/1998                       9913.769531
08/17/1998                       10064.92871
08/18/1998                       10220.49219
08/19/1998                       10182.52344
08/20/1998                       10113.02539
08/21/1998                       9996.826172
08/24/1998                       10035.48438
08/25/1998                       10064.41895
08/26/1998                       9948.064453
08/27/1998                       9557.074219
08/28/1998                       9418.015625
08/31/1998                       8785.708984
09/01/1998                       9090.013672
09/02/1998                       9090.027344
09/03/1998                       8993.535156
09/04/1998                        8931.15625
09/08/1998                       9354.255859
09/09/1998                       9198.695313
09/10/1998                       8963.742188
09/11/1998                       9206.777344
09/14/1998                       9378.576172
09/15/1998                       9453.669922
09/17/1998                       9323.128906
09/18/1998                       9361.476563
09/21/1998                       9381.666016
09/22/1998                       9452.787109
09/23/1998                       9767.230469
09/24/1998                       9566.240234
09/25/1998                       9575.980469
09/28/1998                       9603.939453
09/29/1998                       9600.386719
09/30/1998                       9346.806641
10/01/1998                       9053.160156
10/02/1998                       9167.943359
10/05/1998                       9001.341797
10/06/1998                            8951.5
10/07/1998                       8792.203125
10/08/1998                       8620.798828
10/09/1998                       8850.910156
10/12/1998                        9013.34375
10/13/1998                        8960.40625
10/14/1998                       9060.464844
10/15/1998                       9434.873047
10/16/1998                       9536.527344
10/19/1998                       9622.849609
10/20/1998                       9663.736328
10/21/1998                       9720.195313
10/22/1998                       9802.396484
10/23/1998                       9750.472656
10/26/1998                       9784.166016
10/27/1998                       9747.269531
10/28/1998                       9751.023438
10/29/1998                       9906.871094
10/30/1998                       10032.18848
11/02/1998                       10185.26855
11/03/1998                       10173.34277
11/04/1998                       10255.12305
11/05/1998                       10377.74219
11/06/1998                       10455.22363
11/09/1998                       10375.98242
11/10/1998                       10352.16699
11/11/1998                       10291.45117
11/12/1998                       10262.81641
11/13/1998                       10307.33691
11/16/1998                        10383.8877
11/17/1998                        10415.3916
11/18/1998                       10478.85547
11/19/1998                       10547.19531
11/20/1998                       10632.34668
11/23/1998                       10831.26465
11/24/1998                        10783.5293
11/25/1998                       10836.96191
11/27/1998                       10900.38965
11/30/1998                       10650.20313
12/01/1998                       10731.48242
12/02/1998                       10702.34668
12/03/1998                       10543.33887
12/04/1998                       10743.65039
12/07/1998                       10849.08691
12/08/1998                       10808.66016
12/09/1998                       10817.54102
12/10/1998                       10647.06348
12/11/1998                       10643.58301
12/14/1998                       10423.36914
12/15/1998                       10591.28125
12/16/1998                       10592.83008
12/17/1998                       10731.67676
12/18/1998                       10818.56348
12/21/1998                        10956.2832
12/22/1998                       10963.12598
12/23/1998                       11172.68457
12/24/1998                       11168.97168
12/28/1998                       11191.09082
12/29/1998                       11315.05176
12/30/1998                       11261.99023
12/31/1998                       11317.58691
01/04/1999                        11307.2002
01/05/1999                       11430.87109
01/06/1999                       11661.18945
01/07/1999                       11639.36328
01/08/1999                       11702.08887
01/11/1999                       11643.53516
01/12/1999                       11440.46387
01/13/1999                         11374.875
01/14/1999                       11187.83496
01/15/1999                       11450.66211
01/19/1999                       11527.47168
01/20/1999                       11564.26074
01/21/1999                       11368.83691
01/22/1999                       11290.33008
01/25/1999                       11355.46387
01/26/1999                       11514.68262
01/27/1999                       11445.57422
01/28/1999                       11620.79785
01/29/1999                       11724.83301
02/01/1999                       11689.85547
02/02/1999                       11588.71191
02/03/1999                       11689.01074
02/04/1999                       11495.96484
02/05/1999                         11381.125
02/08/1999                       11397.09082
02/09/1999                       11151.37793
02/10/1999                       11178.71387
02/11/1999                       11447.43457
02/12/1999                       11242.81348
02/16/1999                        11308.5166
02/17/1999                       11146.58496
02/18/1999                       11255.36133
02/19/1999                       11280.82031
02/22/1999                       11551.61523
02/23/1999                       11557.41016
02/24/1999                       11428.00098
02/25/1999                       11348.82617
02/26/1999                       11286.07813
03/01/1999                       11277.58008
03/02/1999                           11212.5
03/03/1999                       11217.94727
03/04/1999                       11368.77539
03/05/1999                       11601.43848
03/08/1999                       11677.24609
03/09/1999                       11654.68457
03/10/1999                       11717.07031
03/11/1999                       11798.00488
03/12/1999                       11760.38574
03/15/1999                       11865.41406
03/16/1999                       11858.13965
03/17/1999                       11792.64355
03/18/1999                       11932.08887
03/19/1999                       11795.13965
03/22/1999                       11761.66895
03/23/1999                       11449.18848
03/24/1999                       11506.31445
03/25/1999                       11701.99609
03/26/1999                       11658.82813
03/29/1999                       11893.38965
03/30/1999                        11803.0293
03/31/1999                       11707.66895
04/01/1999                       11768.85254
04/05/1999                       11989.85254
04/06/1999                       11963.72559
04/07/1999                       12005.28711
04/08/1999                       12161.70801
04/09/1999                       12218.91699
04/12/1999                       12323.86719
04/13/1999                       12286.85938
04/14/1999                       12110.77344
04/15/1999                       12082.90234
04/16/1999                        12065.5166
04/20/1999                       11914.22168
04/21/1999                       12207.95117
04/22/1999                       12407.88574
04/23/1999                       12394.45996
04/26/1999                        12455.2959
04/27/1999                       12464.11035
04/28/1999                       12360.23047
04/29/1999                       12300.83008
04/30/1999                       12259.36133
05/03/1999                       12386.62793
05/04/1999                       12207.80957
05/05/1999                       12321.08008
05/06/1999                       12199.83203
05/07/1999                       12295.05566
05/10/1999                       12290.69043
05/11/1999                       12434.96973
05/12/1999                       12510.38965
05/13/1999                        12549.0498
05/14/1999                       12395.33496
05/17/1999                        12293.7832
05/18/1999                       12256.10742
05/19/1999                       12353.58301
05/20/1999                       12324.41211
05/21/1999                       12253.43262
05/24/1999                       12016.44922
05/25/1999                       11812.57422
05/26/1999                       11969.08496
05/27/1999                       11799.69727
05/28/1999                          11976.75

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                           30-Year U.S. Treasury Yield
                                 5/31/98-5/31/99
--------------------------------------------------------------------------------

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05/28/1998            5.824
05/29/1998            5.801
06/01/1998            5.776
06/02/1998            5.789
06/03/1998             5.78
06/04/1998            5.816
06/05/1998            5.786
06/08/1998            5.778
06/09/1998            5.787
06/10/1998            5.701
06/11/1998            5.653
06/12/1998            5.661
06/15/1998            5.573
06/16/1998            5.648
06/17/1998            5.746
06/18/1998            5.699
06/19/1998            5.668
06/22/1998            5.668
06/23/1998            5.642
06/24/1998            5.657
06/25/1998            5.654
06/26/1998            5.631
06/29/1998            5.641
06/30/1998            5.626
07/01/1998            5.628
07/02/1998            5.599
07/03/1998            5.598
07/06/1998            5.571
07/07/1998            5.602
07/08/1998            5.625
07/09/1998            5.604
07/10/1998            5.624
07/13/1998            5.691
07/14/1998            5.716
07/15/1998            5.704
07/16/1998            5.726
07/17/1998            5.745
07/20/1998            5.712
07/21/1998            5.662
07/22/1998             5.68
07/23/1998            5.656
07/24/1998            5.685
07/27/1998            5.707
07/28/1998            5.739
07/29/1998            5.768
07/30/1998            5.721
07/31/1998            5.712
08/03/1998            5.657
08/04/1998             5.63
08/05/1998             5.67
08/06/1998             5.67
08/07/1998             5.63
08/10/1998            5.623
08/11/1998            5.601
08/12/1998            5.608
08/13/1998            5.649
08/14/1998            5.539
08/17/1998            5.545
08/18/1998            5.555
08/19/1998            5.555
08/20/1998            5.512
08/21/1998            5.432
08/24/1998             5.47
08/25/1998            5.427
08/26/1998            5.416
08/27/1998            5.343
08/28/1998            5.337
08/31/1998            5.266
09/01/1998            5.341
09/02/1998            5.332
09/03/1998            5.302
09/04/1998            5.287
09/07/1998            5.283
09/08/1998            5.362
09/09/1998            5.261
09/10/1998            5.203
09/11/1998            5.228
09/14/1998            5.229
09/15/1998            5.259
09/16/1998             5.22
09/17/1998            5.178
09/18/1998            5.146
09/21/1998            5.124
09/22/1998            5.151
09/23/1998            5.167
09/24/1998            5.163
09/25/1998            5.108
09/28/1998             5.14
09/29/1998            5.093
09/30/1998            4.977
10/01/1998            4.881
10/02/1998            4.839
10/05/1998            4.715
10/06/1998            4.734
10/07/1998            4.859
10/08/1998            4.998
10/09/1998            5.114
10/12/1998            5.116
10/13/1998            5.088
10/14/1998             5.03
10/15/1998            4.966
10/16/1998            4.977
10/19/1998            4.982
10/20/1998            5.068
10/21/1998             5.07
10/22/1998            5.136
10/23/1998            5.177
10/26/1998            5.106
10/27/1998            5.088
10/28/1998            5.119
10/29/1998            5.077
10/30/1998            5.156
11/02/1998            5.243
11/03/1998            5.214
11/04/1998            5.324
11/05/1998            5.354
11/06/1998            5.386
11/09/1998            5.288
11/10/1998            5.288
11/11/1998            5.287
11/12/1998            5.248
11/13/1998            5.249
11/16/1998            5.287
11/17/1998            5.293
11/18/1998            5.248
11/19/1998            5.242
11/20/1998            5.217
11/23/1998            5.251
11/24/1998            5.216
11/25/1998            5.186
11/26/1998            5.185
11/27/1998            5.158
11/30/1998            5.062
12/01/1998            5.035
12/02/1998            5.022
12/03/1998            5.002
12/04/1998            5.039
12/07/1998            5.033
12/08/1998            4.992
12/09/1998            4.981
12/10/1998            4.954
12/11/1998            5.023
12/14/1998            4.989
12/15/1998            5.024
12/16/1998            4.993
12/17/1998            5.011
12/18/1998            4.997
12/21/1998            5.059
12/22/1998            5.137
12/23/1998            5.176
12/24/1998            5.212
12/25/1998            5.215
12/28/1998            5.151
12/29/1998            5.099
12/30/1998            5.086
12/31/1998            5.094
01/01/1999            5.094
01/04/1999             5.15
01/05/1999            5.207
01/06/1999            5.162
01/07/1999            5.223
01/08/1999            5.271
01/11/1999            5.305
01/12/1999            5.219
01/13/1999            5.131
01/14/1999            5.056
01/15/1999            5.106
01/18/1999            5.114
01/19/1999            5.148
01/20/1999            5.167
01/21/1999             5.13
01/22/1999            5.081
01/25/1999            5.115
01/26/1999            5.128
01/27/1999            5.126
01/28/1999            5.106
01/29/1999            5.085
02/01/1999            5.182
02/02/1999            5.238
02/03/1999            5.253
02/04/1999            5.287
02/05/1999            5.348
02/08/1999             5.34
02/09/1999            5.301
02/10/1999            5.365
02/11/1999            5.365
02/12/1999            5.421
02/15/1999            5.426
02/16/1999             5.34
02/17/1999            5.306
02/18/1999            5.377
02/19/1999            5.386
02/22/1999            5.354
02/23/1999            5.429
02/24/1999            5.507
02/25/1999            5.651
02/26/1999            5.575
03/01/1999            5.668
03/02/1999            5.613
03/03/1999            5.695
03/04/1999            5.699
03/05/1999            5.595
03/08/1999            5.587
03/09/1999             5.53
03/10/1999            5.553
03/11/1999            5.562
03/12/1999            5.524
03/15/1999             5.52
03/16/1999            5.475
03/17/1999            5.506
03/18/1999            5.487
03/19/1999            5.559
03/22/1999            5.567
03/23/1999             5.54
03/24/1999             5.53
03/25/1999            5.584
03/26/1999            5.588
03/29/1999            5.639
03/30/1999            5.579
03/31/1999            5.624
04/01/1999             5.67
04/02/1999            5.595
04/05/1999            5.587
04/06/1999            5.518
04/07/1999            5.501
04/08/1999            5.442
04/09/1999            5.459
04/13/1999            5.489
04/14/1999            5.506
04/15/1999            5.525
04/16/1999            5.571
04/19/1999            5.517
04/20/1999            5.506
04/21/1999            5.522
04/22/1999            5.602
04/23/1999            5.596
04/26/1999            5.574
04/27/1999            5.537
04/28/1999            5.582
04/29/1999            5.529
04/30/1999            5.661
05/03/1999            5.654
05/04/1999            5.711
05/05/1999            5.705
05/06/1999             5.79
05/07/1999            5.812
05/10/1999            5.788
05/11/1999            5.833
05/12/1999            5.826
05/13/1999            5.749
05/14/1999            5.921
05/17/1999            5.891
05/18/1999            5.888
05/19/1999            5.802
05/20/1999            5.825
05/21/1999             5.75
05/24/1999            5.756
05/25/1999            5.747
05/26/1999            5.803
05/27/1999             5.85
05/28/1999            5.827

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                                                                               1

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

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--------------------------------------------------------------------------------
Investment Advisor's Report (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Industry Weighting Comparison
                                 (As of 5/31/99)
--------------------------------------------------------------------------------
                                               Percent of Portfolio Market Value
--------------------------------------------------------------------------------
Industry                                           Portfolio (%)     Index (%)
--------------------------------------------------------------------------------
Aerospace                                               1.3             1.3
--------------------------------------------------------------------------------
Air Transportation                                      0.6             0.6
--------------------------------------------------------------------------------
Apparel                                                 0.5             0.5
--------------------------------------------------------------------------------
Banks                                                   6.9             6.9
--------------------------------------------------------------------------------
Business Machines                                      10.6            10.5
--------------------------------------------------------------------------------
Business Services                                       5.8             5.9
--------------------------------------------------------------------------------
Chemicals                                               2.0             2.0
--------------------------------------------------------------------------------
Construction                                            0.6             0.6
--------------------------------------------------------------------------------
Consumer Durables                                       0.5             0.5
--------------------------------------------------------------------------------
Containers                                              0.2             0.2
--------------------------------------------------------------------------------
Cosmetics                                               1.9             1.9
--------------------------------------------------------------------------------
Domestic Oil                                            0.9             0.9
--------------------------------------------------------------------------------
Drugs & Medicine                                       10.0            10.0
--------------------------------------------------------------------------------
Electronics                                             6.1             6.0
--------------------------------------------------------------------------------
Energy & Utilities                                      3.5             3.5
--------------------------------------------------------------------------------
Energy -- Raw Materials                                 1.1             1.1
--------------------------------------------------------------------------------
Food & Agriculture                                      3.6             3.6
--------------------------------------------------------------------------------
Gold                                                    0.0             0.1
--------------------------------------------------------------------------------
Insurance                                               3.6             3.6
--------------------------------------------------------------------------------
International Oil                                       2.8             2.8
--------------------------------------------------------------------------------
Liquor                                                  0.3             0.3
--------------------------------------------------------------------------------
Media                                                   3.4             3.4
--------------------------------------------------------------------------------
Miscellaneous                                           0.2             0.2
--------------------------------------------------------------------------------
Miscellaneous Finance                                   7.2             7.3
--------------------------------------------------------------------------------
Motor Vehicles                                          1.4             1.4
--------------------------------------------------------------------------------
Non-Durables & Entertainment                            1.3             1.3
--------------------------------------------------------------------------------
Non-Ferrous Metals                                      0.3             0.3
--------------------------------------------------------------------------------
Optical &Photo                                          0.3             0.3
--------------------------------------------------------------------------------
Paper & Forest Products                                 1.0             1.0
--------------------------------------------------------------------------------
Producer Goods                                          4.6             4.6
--------------------------------------------------------------------------------
Real Property                                           0.3             0.3
--------------------------------------------------------------------------------
Retail                                                  6.0             6.0
--------------------------------------------------------------------------------
RR & Shipping                                           0.5             0.5
--------------------------------------------------------------------------------
Steel                                                   0.2             0.2
--------------------------------------------------------------------------------
Telephone                                               8.0             8.0
--------------------------------------------------------------------------------
Tires & Rubber                                          0.2             0.2
--------------------------------------------------------------------------------
Tobacco                                                 0.9             0.9
--------------------------------------------------------------------------------
Travel & Recreation                                     1.2             1.1
--------------------------------------------------------------------------------
Trucking & Freight                                      0.2             0.2
--------------------------------------------------------------------------------
                                                      100.0           100.0
--------------------------------------------------------------------------------

      Similarly, the market capitalization profile of the portfolio is representative of the index. The largest companies in the portfolio are held in approximately the same weighting as that of the index (see below). The remaining portfolio holdings reflect a sampling of stocks from each capitalization range, giving the overall portfolio a capitalization profile which enables it to closely track the index.

--------------------------------------------------------------------------------
                                 Top 10 Holdings
                                 (As of 5/31/99)
--------------------------------------------------------------------------------
                                             ISI Strategy Fund   Wilshire 5000
                                              Equity Portfolio     % Market
Company                                        % Market Value        Value
--------------------------------------------------------------------------------
Microsoft Corp.                                      3.1%             3.0%
--------------------------------------------------------------------------------
General Electric Co.                                 2.5              2.5
--------------------------------------------------------------------------------
International Business
  Machines                                           1.6              1.6
--------------------------------------------------------------------------------
Exxon Corp.                                          1.5              1.5
--------------------------------------------------------------------------------
Wal Mart Stores, Inc.                                1.4              1.4
--------------------------------------------------------------------------------
IntelCorp                                            1.4              1.3
--------------------------------------------------------------------------------
AT&T                                                 1.3              1.3
--------------------------------------------------------------------------------
Cisco System, Inc.                                   1.3              1.3
--------------------------------------------------------------------------------
Coca-Cola Co.                                        1.3              1.3
--------------------------------------------------------------------------------
Merck & Co., Inc.                                    1.2              1.2
--------------------------------------------------------------------------------
Subtotal                                            16.6%            16.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Advisor's Report
--------------------------------------------------------------------------------
(concluded)

Bond Portfolio

      As we saw growth picking up during the past several months, we lowered the duration and average maturity of the Fund by selling Longer term Treasuries and moving into reserves. At Fiscal year end, 32% of the Bond portfolio was in bonds maturing in 20 years or longer, down from 69% six months ago. By lowering the duration/average maturity of the Treasury portfolio we helped limit the price declines from higher rates. Recently, as rates approached 6% for Long Treasuries, a level not seen in a year, we have extended the maturity of the portfolio by reinvesting some of the cash reserves in longer bonds. At fiscal year end, the Bond portfolio still had a relatively high 21% in reserves.

      ISI expects the Federal Reserve to raise interest rates and expects seasonal forces will produce a slowdown from the first quarter pace of 4.1% to a 3.0% pace for the second half of 1999. As we see our company surveys roll over, we will be committing more of the portfolio's reserves to long maturity Treasuries. Please see the Economic Outlook section for more details on our economic forecast.

      The Strategy Fund began on September 16, 1997 and now has over $35 million in assets. We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President

June 15, 1999

--------------------------------------------------------------------------------
Economic Outlook
--------------------------------------------------------------------------------

Overview

      The substantial rise in bond yields since October, 1998 has been caused by surging U.S. Consumer spending. Recently, the international growth picture has also improved due to a large U.S. trade deficit and 151 Central Bank easings. Fast economic growth and tight controls of costs have boosted corporate earnings, helping stocks to rally.

      ISI expects that the U.S. economy will slow in the second half of 1999 because of dissipating seasonal forces, and a 100 basis point rise in bond rates. A slowing economy is likely to be a catalyst for lower rates, just as a strong one produced higher rates. Lower interest rates are likely to benefit the stock market because they allow for a higher earnings multiple.

Strong U.S. and World Economies

      The U.S. economy is strong but our guess is that we are heading towards a slowing economy. Although still at white-hot levels, our company surveys have plateaued recently. Also, U.S. Real Retail Sales look like they have reached a peak level (see graph).

                             U.S. REAL RETAIL SALES
                            3 Mo. Avg. Y/Y % Mar 8.9%

----------------------------------------------
Jan-68                      5.5
Feb-68                      6.0
Mar-68                      6.3
Apr-68                      7.0
May-68                      7.4
Jun-68                      7.0
Jul-68                      7.6
Aug-68                      8.3
Sep-68                      7.5
Oct-68                      7.5
Nov-68                      7.1
Dec-68                      7.0
Jan-69                      6.6
Feb-69                      6.0
Mar-69                      5.7
Apr-69                      4.5
May-69                      3.7
Jun-69                      3.3
Jul-69                      2.2
Aug-69                      1.0
Sep-69                      1.8
Oct-69                      2.6
Nov-69                      2.4
Dec-69                      1.7
Jan-70                      1.3
Feb-70                      1.7
Mar-70                      1.4
Apr-70                      1.6
May-70                      2.0
Jun-70                      2.8
Jul-70                      3.8
Aug-70                      4.2
Sep-70                      3.7
Oct-70                      2.8
Nov-70                      1.6
Dec-70                      1.4
Jan-71                      2.0
Feb-71                      3.7
Mar-71                      5.0
Apr-71                      5.8
May-71                      5.7
Jun-71                      5.6
Jul-71                      5.1
Aug-71                      5.4
Sep-71                      6.2
Oct-71                      7.5
Nov-71                      9.8
Dec-71                      10.3
Jan-72                      9.6
Feb-72                      7.5
Mar-72                      7.4
Apr-72                      7.8
May-72                      8.9
Jun-72                      8.7
Jul-72                      9.1
Aug-72                      8.8
Sep-72                      8.7
Oct-72                      8.6
Nov-72                      8.3
Dec-72                      9.0
Jan-73                      10.2
Feb-73                      11.7
Mar-73                      11.4
Apr-73                      9.9
May-73                      7.7
Jun-73                      6.4
Jul-73                      5.6
Aug-73                      4.8
Sep-73                      4.0
Oct-73                      2.8
Nov-73                      2.0
Dec-73                      -0.5
Jan-74                      -2.8
Feb-74                      -5.2
Mar-74                      -5.8
Apr-74                      -5.5
May-74                      -4.4
Jun-74                      -3.8
Jul-74                      -3.4
Aug-74                      -2.4
Sep-74                      -2.6
Oct-74                      -3.7
Nov-74                      -6.0
Dec-74                      -6.3
Jan-75                      -5.2
Feb-75                      -3.3
Mar-75                      -2.7
Apr-75                      -2.8
May-75                      -2.3
Jun-75                      -0.9
Jul-75                      0.2
Aug-75                      -0.5
Sep-75                      0.2
Oct-75                      1.6
Nov-75                      3.9
Dec-75                      6.1
Jan-76                      7.3
Feb-76                      7.4
Mar-76                      7.7
Apr-76                      8.5
May-76                      7.9
Jun-76                      7.1
Jul-76                      6.1
Aug-76                      6.4
Sep-76                      5.6
Oct-76                      5.1
Nov-76                      5.2
Dec-76                      6.1
Jan-77                      5.4
Feb-77                      5.4
Mar-77                      4.8
Apr-77                      5.3
May-77                      5.1
Jun-77                      4.4
Jul-77                      4.2
Aug-77                      4.0
Sep-77                      4.7
Oct-77                      5.4
Nov-77                      5.9
Dec-77                      5.1
Jan-78                      3.9
Feb-78                      2.8
Mar-78                      3.1
Apr-78                      4.0
May-78                      5.0
Jun-78                      5.8
Jul-78                      5.6
Aug-78                      5.5
Sep-78                      5.1
Oct-78                      5.2
Nov-78                      5.2
Dec-78                      5.5
Jan-79                      6.4
Feb-79                      6.3
Mar-79                      5.6
Apr-79                      3.5
May-79                      2.2
Jun-79                      0.8
Jul-79                      0.4
Aug-79                      0.6
Sep-79                      1.3
Oct-79                      1.3
Nov-79                      0.5
Dec-79                      -0.7
Jan-80                      -0.5
Feb-80                      -0.8
Mar-80                      -1.9
Apr-80                      -3.9
May-80                      -5.5
Jun-80                      -5.5
Jul-80                      -4.3
Aug-80                      -3.9
Sep-80                      -4.2
Oct-80                      -4.4
Nov-80                      -3.9
Dec-80                      -3.1
Jan-81                      -3.0
Feb-81                      -2.2
Mar-81                      -0.5
Apr-81                      1.4
May-81                      2.5
Jun-81                      2.5
Jul-81                      1.8
Aug-81                      1.6
Sep-81                      1.5
Oct-81                      0.6
Nov-81                      -0.8
Dec-81                      -1.9
Jan-82                      -2.8
Feb-82                      -2.8
Mar-82                      -3.4
Apr-82                      -2.3
May-82                      -1.5
Jun-82                      -1.4
Jul-82                      -1.5
Aug-82                      -2.6
Sep-82                      -2.0
Oct-82                      -0.9
Nov-82                      1.4
Dec-82                      2.9
Jan-83                      4.0
Feb-83                      3.7
Mar-83                      4.6
Apr-83                      4.7
May-83                      5.8
Jun-83                      7.3
Jul-83                      8.8
Aug-83                      9.6
Sep-83                      8.8
Oct-83                      8.6
Nov-83                      8.8
Dec-83                      9.0
Jan-84                      9.8
Feb-84                      10.4
Mar-84                      9.7
Apr-84                      8.9
May-84                      8.2
Jun-84                      8.3
Jul-84                      7.1
Aug-84                      6.5
Sep-84                      5.9
Oct-84                      5.7
Nov-84                      5.3
Dec-84                      4.8
Jan-85                      4.2
Feb-85                      3.7
Mar-85                      3.9
Apr-85                      4.4
May-85                      4.6
Jun-85                      3.7
Jul-85                      3.6
Aug-85                      4.3
Sep-85                      6.3
Oct-85                      6.3
Nov-85                      5.1
Dec-85                      3.7
Jan-86                      3.7
Feb-86                      4.0
Mar-86                      3.9
Apr-86                      3.8
May-86                      4.2
Jun-86                      4.6
Jul-86                      5.1
Aug-86                      5.2
Sep-86                      6.2
Oct-86                      6.6
Nov-86                      7.0
Dec-86                      7.5
Jan-87                      5.4
Feb-87                      5.2
Mar-87                      3.9
Apr-87                      5.2
May-87                      4.4
Jun-87                      4.0
Jul-87                      4.0
Aug-87                      4.6
Sep-87                      2.3
Oct-87                      1.5
Nov-87                      0.6
Dec-87                      1.2
Jan-88                      3.2
Feb-88                      3.7
Mar-88                      5.6
Apr-88                      4.1
May-88                      4.2
Jun-88                      3.8
Jul-88                      3.6
Aug-88                      2.7
Sep-88                      2.4
Oct-88                      3.0
Nov-88                      4.2
Dec-88                      4.9
Jan-89                      4.8
Feb-89                      3.6
Mar-89                      2.3
Apr-89                      1.7
May-89                      1.7
Jun-89                      2.1
Jul-89                      2.1
Aug-89                      2.7
Sep-89                      3.5
Oct-89                      3.0
Nov-89                      2.1
Dec-89                      0.9
Jan-90                      1.4
Feb-90                      2.0
Mar-90                      2.7
Apr-90                      2.4
May-90                      1.6
Jun-90                      1.2
Jul-90                      1.1
Aug-90                      0.6
Sep-90                      -0.2
Oct-90                      -0.7
Nov-90                      -0.7
Dec-90                      -1.2
Jan-91                      -3.3
Feb-91                      -4.3
Mar-91                      -4.3
Apr-91                      -3.0
May-91                      -2.2
Jun-91                      -2.0
Jul-91                      -1.9
Aug-91                      -2.3
Sep-91                      -2.2
Oct-91                      -2.1
Nov-91                      -1.9
Dec-91                      -1.4
Jan-92                      0.7
Feb-92                      2.5
Mar-92                      2.8
Apr-92                      1.9
May-92                      1.3
Jun-92                      1.5
Jul-92                      1.6
Aug-92                      2.0
Sep-92                      2.6
Oct-92                      3.9
Nov-92                      4.8
Dec-92                      5.9
Jan-93                      5.4
Feb-93                      4.5
Mar-93                      3.3
Apr-93                      3.4
May-93                      4.0
Jun-93                      4.9
Jul-93                      5.3
Aug-93                      5.4
Sep-93                      5.2
Oct-93                      4.6
Nov-93                      4.6
Dec-93                      4.7
Jan-94                      4.5
Feb-94                      5.0
Mar-94                      6.5
Apr-94                      7.4
May-94                      7.0
Jun-94                      5.8
Jul-94                      5.1
Aug-94                      5.2
Sep-94                      5.2
Oct-94                      5.8
Nov-94                      5.7
Dec-94                      5.3
Jan-95                      5.1
Feb-95                      4.1
Mar-95                      3.2
Apr-95                      2.0
May-95                      2.5
Jun-95                      3.3
Jul-95                      3.8
Aug-95                      3.7
Sep-95                      3.5
Oct-95                      2.7
Nov-95                      2.6
Dec-95                      2.7
Jan-96                      2.9
Feb-96                      3.8
Mar-96                      4.4
Apr-96                      5.5
May-96                      5.4
Jun-96                      5.0
Jul-96                      4.7
Aug-96                      4.2
Sep-96                      4.3
Oct-96                      4.7
Nov-96                      4.7
Dec-96                      4.4
Jan-97                      4.3
Feb-97                      4.6
Mar-97                      4.8
Apr-97                      4.1
May-97                      3.3
Jun-97                      3.0
Jul-97                      3.6
Aug-97                      4.6
Sep-97                      4.8
Oct-97                      4.3
Nov-97                      3.9
Dec-97                      4.0
Jan-98                      4.5
Feb-98                      4.8
Mar-98                      5.1
Apr-98                      5.8
May-98                      6.9
Jun-98                      7.6
Jul-98                      7.1
Aug-98                      6.0
Sep-98                      5.5
Oct-98                      6.2
Nov-98                      7.1
Dec-98                      7.9
Jan-99                      8.2
Feb-99                      8.7
Mar-99                      8.9
                                                                               3

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Economic Outlook
--------------------------------------------------------------------------------

      After a spending spree like this, retail sales have slowed, as they have in the two other sprees since the 60's. In the two other episodes, the economy subsequently fell into a recession.

      In response to a record number of central bank easings since last October, the world economy has firmed, led by the Pac Rim. As a testimony to the change in circumstances, Pac Rim stocks have doubled. (see graph)

                                 PAC RIM STOCKS
                   HK, Indo, Kor, Mal, Phil, Sing, Tai, Thai1
                              Eq. Wts. Jun 11 92.3

--------------------------------------------------------
1-Jan-97                                         100.00
2-Jan-97                                          99.22
3-Jan-97                                          99.32
6-Jan-97                                          99.24
7-Jan-97                                          99.63
8-Jan-97                                         100.39
9-Jan-97                                         100.66
10-Jan-97                                        100.98
13-Jan-97                                        101.01
14-Jan-97                                        101.00
15-Jan-97                                        102.12
16-Jan-97                                        102.54
17-Jan-97                                        102.81
20-Jan-97                                        103.84
21-Jan-97                                        103.23
22-Jan-97                                        103.26
23-Jan-97                                        103.19
24-Jan-97                                        102.96
27-Jan-97                                        102.24
28-Jan-97                                        102.40
29-Jan-97                                        101.83
30-Jan-97                                        102.30
31-Jan-97                                        102.35
3-Feb-97                                         102.30
4-Feb-97                                         102.28
5-Feb-97                                         102.32
6-Feb-97                                         102.51
7-Feb-97                                         102.53
10-Feb-97                                        102.56
11-Feb-97                                        102.37
12-Feb-97                                        102.56
13-Feb-97                                        102.59
14-Feb-97                                        102.47
17-Feb-97                                        102.60
18-Feb-97                                        101.89
19-Feb-97                                        102.76
20-Feb-97                                        103.43
21-Feb-97                                        103.03
24-Feb-97                                        103.01
25-Feb-97                                        103.28
26-Feb-97                                        103.14
27-Feb-97                                        102.61
28-Feb-97                                        102.69
3-Mar-97                                         102.37
4-Mar-97                                         101.85
5-Mar-97                                         101.59
6-Mar-97                                         101.46
7-Mar-97                                         101.86
10-Mar-97                                        101.65
11-Mar-97                                        102.02
12-Mar-97                                        101.82
13-Mar-97                                        101.07
14-Mar-97                                         99.94
17-Mar-97                                        100.49
18-Mar-97                                        100.25
19-Mar-97                                         99.96
20-Mar-97                                         99.65
21-Mar-97                                         98.44
24-Mar-97                                         98.27
25-Mar-97                                         98.67
26-Mar-97                                         99.61
27-Mar-97                                         99.33
28-Mar-97                                         99.30
31-Mar-97                                         99.21
1-Apr-97                                          98.28
2-Apr-97                                          98.81
3-Apr-97                                          98.11
4-Apr-97                                          98.10
7-Apr-97                                          98.35
8-Apr-97                                          98.46
9-Apr-97                                          98.87
10-Apr-97                                         98.37
11-Apr-97                                         98.56
14-Apr-97                                         97.85
15-Apr-97                                         97.64
16-Apr-97                                         98.05
17-Apr-97                                         97.55
18-Apr-97                                         97.33
21-Apr-97                                         97.82
22-Apr-97                                         97.29
23-Apr-97                                         97.88
24-Apr-97                                         97.72
25-Apr-97                                         97.43
28-Apr-97                                         97.13
29-Apr-97                                         95.90
30-Apr-97                                         96.16
1-May-97                                          96.24
2-May-97                                          95.83
5-May-97                                          96.90
6-May-97                                          97.19
7-May-97                                          97.02
8-May-97                                          96.64
9-May-97                                          96.66
12-May-97                                         95.79
13-May-97                                         96.02
14-May-97                                         96.10
15-May-97                                         94.73
16-May-97                                         94.68
19-May-97                                         95.01
20-May-97                                         95.35
21-May-97                                         95.92
22-May-97                                         96.01
23-May-97                                         96.39
26-May-97                                         96.44
27-May-97                                         97.04
28-May-97                                         97.32
29-May-97                                         97.67
30-May-97                                         98.52
2-Jun-97                                          99.49
3-Jun-97                                          99.42
4-Jun-97                                          99.15
5-Jun-97                                          98.77
6-Jun-97                                          98.60
9-Jun-97                                          98.88
10-Jun-97                                         98.29
11-Jun-97                                         97.85
12-Jun-97                                         97.47
13-Jun-97                                         97.86
16-Jun-97                                         98.73
17-Jun-97                                         98.67
18-Jun-97                                         98.26
19-Jun-97                                         98.56
20-Jun-97                                         99.83
23-Jun-97                                         99.74
24-Jun-97                                         99.29
25-Jun-97                                         99.24
26-Jun-97                                         99.24
27-Jun-97                                         99.77
30-Jun-97                                        100.01
1-Jul-97                                         100.39
2-Jul-97                                         101.09
3-Jul-97                                         101.65
4-Jul-97                                         102.59
7-Jul-97                                         102.28
8-Jul-97                                         101.66
9-Jul-97                                         101.21
10-Jul-97                                        100.77
11-Jul-97                                        101.48
14-Jul-97                                        101.58
15-Jul-97                                        101.30
16-Jul-97                                        101.08
17-Jul-97                                        101.40
18-Jul-97                                        101.78
21-Jul-97                                        101.95
22-Jul-97                                        101.13
23-Jul-97                                        101.10
24-Jul-97                                        101.52
25-Jul-97                                        101.79
28-Jul-97                                        102.46
29-Jul-97                                        102.64
30-Jul-97                                        102.77
31-Jul-97                                        103.08
1-Aug-97                                         102.79
4-Aug-97                                         102.78
5-Aug-97                                         102.16
6-Aug-97                                         102.01
7-Aug-97                                         101.34
8-Aug-97                                         101.43
11-Aug-97                                        100.16
12-Aug-97                                         99.79
13-Aug-97                                         99.33
14-Aug-97                                         99.04
15-Aug-97                                         98.28
18-Aug-97                                         96.81
19-Aug-97                                         95.67
20-Aug-97                                         97.11
21-Aug-97                                         97.26
22-Aug-97                                         95.90
25-Aug-97                                         94.42
26-Aug-97                                         94.11
27-Aug-97                                         93.71
28-Aug-97                                         90.18
29-Aug-97                                         87.88
1-Sep-97                                          85.64
2-Sep-97                                          85.58
3-Sep-97                                          87.43
4-Sep-97                                          87.08
5-Sep-97                                          90.74
8-Sep-97                                          91.88
9-Sep-97                                          92.34
10-Sep-97                                         91.34
11-Sep-97                                         90.03
12-Sep-97                                         90.09
15-Sep-97                                         89.78
16-Sep-97                                         88.84
17-Sep-97                                         88.45
18-Sep-97                                         88.02
19-Sep-97                                         88.37
22-Sep-97                                         87.64
23-Sep-97                                         87.43
24-Sep-97                                         87.86
25-Sep-97                                         88.31
26-Sep-97                                         87.93
29-Sep-97                                         87.90
30-Sep-97                                         88.37
1-Oct-97                                          87.94
2-Oct-97                                          87.22
3-Oct-97                                          86.98
6-Oct-97                                          85.79
7-Oct-97                                          85.03
8-Oct-97                                          85.19
9-Oct-97                                          85.11
10-Oct-97                                         86.01
13-Oct-97                                         85.71
14-Oct-97                                         85.31
15-Oct-97                                         83.76
16-Oct-97                                         82.58
17-Oct-97                                         82.53
20-Oct-97                                         79.67
21-Oct-97                                         79.61
22-Oct-97                                         78.57
23-Oct-97                                         76.43
24-Oct-97                                         75.67
27-Oct-97                                         74.20
28-Oct-97                                         68.47
29-Oct-97                                         71.17
30-Oct-97                                         71.21
31-Oct-97                                         71.45
3-Nov-97                                          74.67
4-Nov-97                                          75.76
5-Nov-97                                          76.21
6-Nov-97                                          75.83
7-Nov-97                                          74.04
10-Nov-97                                         73.42
11-Nov-97                                         72.87
12-Nov-97                                         72.32
13-Nov-97                                         71.52
14-Nov-97                                         71.86
17-Nov-97                                         72.12
18-Nov-97                                         71.14
19-Nov-97                                         70.61
20-Nov-97                                         68.75
21-Nov-97                                         69.75
24-Nov-97                                         69.18
25-Nov-97                                         67.57
26-Nov-97                                         67.73
27-Nov-97                                         67.83
28-Nov-97                                         67.42
1-Dec-97                                          66.42
2-Dec-97                                          66.92
3-Dec-97                                          67.45
4-Dec-97                                          69.22
5-Dec-97                                          71.03
8-Dec-97                                          72.79
9-Dec-97                                          71.30
10-Dec-97                                         71.09
11-Dec-97                                         67.92
12-Dec-97                                         66.77
15-Dec-97                                         65.98
16-Dec-97                                         66.10
17-Dec-97                                         67.46
18-Dec-97                                         68.24
19-Dec-97                                         67.14
22-Dec-97                                         66.78
23-Dec-97                                         66.06
24-Dec-97                                         65.87
25-Dec-97                                         65.81
26-Dec-97                                         66.32
29-Dec-97                                         66.41
30-Dec-97                                         67.14
31-Dec-97                                         67.43
1-Jan-98                                          67.43
2-Jan-98                                          67.34
5-Jan-98                                          66.56
6-Jan-98                                          65.63
7-Jan-98                                          64.01
8-Jan-98                                          61.80
9-Jan-98                                          59.72
12-Jan-98                                         58.48
13-Jan-98                                         61.17
14-Jan-98                                         64.28
15-Jan-98                                         63.75
16-Jan-98                                         64.66
19-Jan-98                                         68.38
20-Jan-98                                         68.49
21-Jan-98                                         68.84
22-Jan-98                                         66.84
23-Jan-98                                         66.87
26-Jan-98                                         68.20
27-Jan-98                                         68.52
28-Jan-98                                         69.07
29-Jan-98                                         69.32
30-Jan-98                                         71.40
2-Feb-98                                          76.91
3-Feb-98                                          77.92
4-Feb-98                                          76.21
5-Feb-98                                          77.13
6-Feb-98                                          78.13
9-Feb-98                                          78.80
10-Feb-98                                         78.71
11-Feb-98                                         78.53
12-Feb-98                                         76.51
13-Feb-98                                         75.20
16-Feb-98                                         73.53
17-Feb-98                                         74.73
18-Feb-98                                         76.26
19-Feb-98                                         77.77
20-Feb-98                                         78.21
23-Feb-98                                         78.96
24-Feb-98                                         78.59
25-Feb-98                                         78.11
26-Feb-98                                         79.46
27-Feb-98                                         80.76
2-Mar-98                                          81.69
3-Mar-98                                          81.76
4-Mar-98                                          80.27
5-Mar-98                                          78.55
6-Mar-98                                          78.24
9-Mar-98                                          77.55
10-Mar-98                                         77.83
11-Mar-98                                         78.70
12-Mar-98                                         78.55
13-Mar-98                                         79.29
16-Mar-98                                         79.41
17-Mar-98                                         79.42
18-Mar-98                                         79.24
19-Mar-98                                         80.06
20-Mar-98                                         80.36
23-Mar-98                                         79.98
24-Mar-98                                         79.39
25-Mar-98                                         80.12
26-Mar-98                                         80.15
27-Mar-98                                         80.40
30-Mar-98                                         79.49
31-Mar-98                                         79.12
1-Apr-98                                          77.76
2-Apr-98                                          76.63
3-Apr-98                                          76.24
6-Apr-98                                          76.23
7-Apr-98                                          76.63
8-Apr-98                                          77.26
9-Apr-98                                          77.40
10-Apr-98                                         77.34
13-Apr-98                                         77.40
14-Apr-98                                         77.40
15-Apr-98                                         76.13
16-Apr-98                                         74.94
17-Apr-98                                         74.43
20-Apr-98                                         73.98
21-Apr-98                                         73.34
22-Apr-98                                         73.51
23-Apr-98                                         73.05
24-Apr-98                                         72.95
27-Apr-98                                         71.67
28-Apr-98                                         71.69
29-Apr-98                                         71.28
30-Apr-98                                         71.26
1-May-98                                          71.04
4-May-98                                          70.43
5-May-98                                          69.90
6-May-98                                          68.46
7-May-98                                          68.60
8-May-98                                          68.22
11-May-98                                         68.34
12-May-98                                         67.38
13-May-98                                         65.47
14-May-98                                         65.51
15-May-98                                         65.44
18-May-98                                         64.52
19-May-98                                         64.70
20-May-98                                         65.73
21-May-98                                         66.60
22-May-98                                         66.53
25-May-98                                         65.79
26-May-98                                         64.77
27-May-98                                         63.20
28-May-98                                         62.80
29-May-98                                         62.59
1-Jun-98                                          61.07
2-Jun-98                                          60.14
3-Jun-98                                          60.56
4-Jun-98                                          60.12
5-Jun-98                                          60.27
8-Jun-98                                          60.03
9-Jun-98                                          59.44
10-Jun-98                                         57.59
11-Jun-98                                         57.19
12-Jun-98                                         56.33
15-Jun-98                                         54.92
16-Jun-98                                         54.54
17-Jun-98                                         56.62
18-Jun-98                                         59.60
19-Jun-98                                         58.51
22-Jun-98                                         57.34
23-Jun-98                                         57.04
24-Jun-98                                         57.22
25-Jun-98                                         57.42
26-Jun-98                                         57.43
29-Jun-98                                         57.32
30-Jun-98                                         57.58
1-Jul-98                                          58.53
2-Jul-98                                          60.13
3-Jul-98                                          59.72
6-Jul-98                                          59.81
7-Jul-98                                          60.01
8-Jul-98                                          60.00
9-Jul-98                                          59.58
10-Jul-98                                         58.57
13-Jul-98                                         57.62
14-Jul-98                                         57.78
15-Jul-98                                         58.76
16-Jul-98                                         59.62
17-Jul-98                                         60.53
20-Jul-98                                         61.02
21-Jul-98                                         60.47
22-Jul-98                                         59.71
23-Jul-98                                         58.60
24-Jul-98                                         58.95
27-Jul-98                                         58.19
28-Jul-98                                         57.89
29-Jul-98                                         57.53
30-Jul-98                                         57.65
31-Jul-98                                         57.62
3-Aug-98                                          56.33
4-Aug-98                                          55.92
5-Aug-98                                          54.92
6-Aug-98                                          54.29
7-Aug-98                                          53.55
10-Aug-98                                         52.71
11-Aug-98                                         51.57
12-Aug-98                                         51.25
13-Aug-98                                         50.53
14-Aug-98                                         51.68
17-Aug-98                                         51.07
18-Aug-98                                         50.33
19-Aug-98                                         51.70
20-Aug-98                                         52.10
21-Aug-98                                         51.23
24-Aug-98                                         50.05
25-Aug-98                                         49.98
26-Aug-98                                         49.73
27-Aug-98                                         49.34
28-Aug-98                                         48.03
31-Aug-98                                         47.05
1-Sep-98                                          45.49
2-Sep-98                                          46.49
3-Sep-98                                          46.24
4-Sep-98                                          46.92
7-Sep-98                                          50.00
8-Sep-98                                          49.20
9-Sep-98                                          49.19
10-Sep-98                                         48.83
11-Sep-98                                         47.88
14-Sep-98                                         48.24
15-Sep-98                                         47.92
16-Sep-98                                         48.83
17-Sep-98                                         48.75
18-Sep-98                                         47.68
21-Sep-98                                         46.90
22-Sep-98                                         46.99
23-Sep-98                                         47.20
24-Sep-98                                         49.10
25-Sep-98                                         48.62
28-Sep-98                                         48.95
29-Sep-98                                         48.93
30-Sep-98                                         48.87
1-Oct-98                                          48.19
2-Oct-98                                          47.24
5-Oct-98                                          46.59
6-Oct-98                                          46.94
7-Oct-98                                          48.15
8-Oct-98                                          49.81
9-Oct-98                                          51.49
12-Oct-98                                         52.95
13-Oct-98                                         53.00
14-Oct-98                                         52.04
15-Oct-98                                         53.13
16-Oct-98                                         55.92
19-Oct-98                                         56.05
20-Oct-98                                         56.65
21-Oct-98                                         56.73
22-Oct-98                                         56.41
23-Oct-98                                         56.62
26-Oct-98                                         56.71
27-Oct-98                                         56.85
28-Oct-98                                         56.97
29-Oct-98                                         57.61
30-Oct-98                                         58.31
2-Nov-98                                          59.57
3-Nov-98                                          60.06
4-Nov-98                                          60.41
5-Nov-98                                          61.19
6-Nov-98                                          61.34
9-Nov-98                                          60.79
10-Nov-98                                         58.91
11-Nov-98                                         60.10
12-Nov-98                                         59.25
13-Nov-98                                         59.60
16-Nov-98                                         61.02
17-Nov-98                                         61.26
18-Nov-98                                         61.85
19-Nov-98                                         63.26
20-Nov-98                                         64.54
23-Nov-98                                         66.03
24-Nov-98                                         66.98
25-Nov-98                                         65.98
26-Nov-98                                         65.82
27-Nov-98                                         65.74
30-Nov-98                                         65.12
1-Dec-98                                          64.12
2-Dec-98                                          64.31
3-Dec-98                                          63.58
4-Dec-98                                          64.09
7-Dec-98                                          65.84
8-Dec-98                                          65.67
9-Dec-98                                          66.07
10-Dec-98                                         67.12
11-Dec-98                                         66.37
14-Dec-98                                         65.75
15-Dec-98                                         66.28
16-Dec-98                                         65.71
17-Dec-98                                         65.15
18-Dec-98                                         65.53
21-Dec-98                                         66.16
22-Dec-98                                         66.32
23-Dec-98                                         66.06
24-Dec-98                                         66.42
25-Dec-98                                         66.55
28-Dec-98                                         66.22
29-Dec-98                                         66.30
30-Dec-98                                         66.43
31-Dec-98                                         66.39
1-Jan-99                                          66.39
4-Jan-99                                          66.44
5-Jan-99                                          66.94
6-Jan-99                                          69.25
7-Jan-99                                          71.57
8-Jan-99                                          71.31
11-Jan-99                                         71.49
12-Jan-99                                         71.23
13-Jan-99                                         70.14
14-Jan-99                                         68.60
15-Jan-99                                         69.05
18-Jan-99                                         70.00
19-Jan-99                                         69.63
20-Jan-99                                         69.80
21-Jan-99                                         68.75
22-Jan-99                                         67.11
25-Jan-99                                         64.77
26-Jan-99                                         65.35
27-Jan-99                                         66.79
28-Jan-99                                         66.02
29-Jan-99                                         65.85
1-Feb-99                                          65.74
2-Feb-99                                          64.71
3-Feb-99                                          64.23
4-Feb-99                                          63.81
5-Feb-99                                          63.14
8-Feb-99                                          62.87
9-Feb-99                                          62.20
10-Feb-99                                         61.75
11-Feb-99                                         62.43
12-Feb-99                                         63.85
15-Feb-99                                         63.72
16-Feb-99                                         63.87
17-Feb-99                                         63.67
18-Feb-99                                         63.30
19-Feb-99                                         63.11
22-Feb-99                                         63.79
23-Feb-99                                         63.68
24-Feb-99                                         63.91
25-Feb-99                                         63.84
26-Feb-99                                         64.61
1-Mar-99                                          64.71
2-Mar-99                                          64.67
3-Mar-99                                          65.00
4-Mar-99                                          64.93
5-Mar-99                                          65.72
8-Mar-99                                          66.14
9-Mar-99                                          66.24
10-Mar-99                                         66.38
11-Mar-99                                         66.57
12-Mar-99                                         66.99
15-Mar-99                                         67.37
16-Mar-99                                         67.88
17-Mar-99                                         68.12
18-Mar-99                                         67.96
19-Mar-99                                         69.01
22-Mar-99                                         69.41
23-Mar-99                                         69.37
24-Mar-99                                         68.54
25-Mar-99                                         68.95
26-Mar-99                                         69.11
29-Mar-99                                         68.49
30-Mar-99                                         69.12
31-Mar-99                                         69.10
1-Apr-99                                          70.30
2-Apr-99                                          71.01
5-Apr-99                                          71.05
6-Apr-99                                          71.76
7-Apr-99                                          72.68
8-Apr-99                                          73.59
9-Apr-99                                          74.64
12-Apr-99                                         74.68
13-Apr-99                                         75.46
14-Apr-99                                         75.63
15-Apr-99                                         76.92
16-Apr-99                                         79.28
19-Apr-99                                         82.37
20-Apr-99                                         81.48
21-Apr-99                                         80.54
22-Apr-99                                         81.33
23-Apr-99                                         81.90
26-Apr-99                                         83.12
27-Apr-99                                         83.76
28-Apr-99                                         83.42
29-Apr-99                                         82.57
30-Apr-99                                         83.79
3-May-99                                          84.59
4-May-99                                          87.10
5-May-99                                          87.64
6-May-99                                          89.20
7-May-99                                          87.38
10-May-99                                         87.73
11-May-99                                         87.08
12-May-99                                         87.11
13-May-99                                         86.11
14-May-99                                         86.77
17-May-99                                         85.77
18-May-99                                         86.40
19-May-99                                         86.31
20-May-99                                         85.76
21-May-99                                         85.72
24-May-99                                         85.58
25-May-99                                         84.88
26-May-99                                         85.22
27-May-99                                         85.61
28-May-99                                         84.57
31-May-99                                         84.68
1-Jun-99                                          85.72
2-Jun-99                                          86.31
3-Jun-99                                          86.72
4-Jun-99                                          87.33
7-Jun-99                                          89.32
8-Jun-99                                          91.86
9-Jun-99                                          91.01
10-Jun-99                                         92.05
11-Jun-99                                         92.27
14-Jun-99                                            NA
15-Jun-99                                            NA
16-Jun-99                                            NA
17-Jun-99                                            NA
18-Jun-99                                            NA
21-Jun-99                                            NA
22-Jun-99                                            NA
23-Jun-99                                            NA
24-Jun-99                                            NA
25-Jun-99                                            NA

(1) Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, Thailand.

      Japan's small cap JASDAQ index is also up significantly, reflecting a better business environment in Japan. Also different from six months ago, there are signs of stronger growth from other G7 economies, for example Real Manufacturing Orders for Germany, and Real GDP for Canada (reflecting U.S. demand, especially for autos) are both in a mild upturn.

Looking Forward: U.S. Slowdown Watch

      The strength of the U.S. and World economies has been reflected in our company surveys and a backup in interest rates (see charts).

                       ISI COMPANY SURVEYS OVERALL AVERAGE
           Retailers, Auto Dealers, Mfg Companies, Homebuilders, Banks
                   0 = Weak 100 = Strong 4 Wk Avg. Jun 11 55.0

--------------------------------------------------------------------------------
7-Jul-95                                        52.1
14-Jul-95                                       52.4
21-Jul-95                                       52.4
28-Jul-95                                       53.5
4-Aug-95                                        53.6
11-Aug-95                                       53.9
18-Aug-95                                       53.9
25-Aug-95                                       52.8
1-Sep-95                                        52.6
8-Sep-95                                        52.9
15-Sep-95                                       53.2
22-Sep-95                                       53.8
29-Sep-95                                       53.3
6-Oct-95                                        51.6
13-Oct-95                                       49.3
20-Oct-95                                       47.3
27-Oct-95                                       45.3
3-Nov-95                                        44.4
10-Nov-95                                       45.3
17-Nov-95                                       46.2
24-Nov-95                                       48.0
1-Dec-95                                        47.6
8-Dec-95                                        46.1
15-Dec-95                                       43.9
22-Dec-95                                       41.4
29-Dec-95                                       42.1
5-Jan-96                                        43.4
12-Jan-96                                       44.5
19-Jan-96                                       45.1
26-Jan-96                                       45.6
2-Feb-96                                        45.7
9-Feb-96                                        45.9
16-Feb-96                                       48.4
23-Feb-96                                       49.9
1-Mar-96                                        51.3
8-Mar-96                                        53.3
15-Mar-96                                       52.4
22-Mar-96                                       50.9
29-Mar-96                                       50.1
5-Apr-96                                        49.4
12-Apr-96                                       49.0
19-Apr-96                                       49.0
26-Apr-96                                       49.5
3-May-96                                        49.5
10-May-96                                       51.0
17-May-96                                       51.4
24-May-96                                       51.4
31-May-96                                       51.2
7-Jun-96                                        51.1
14-Jun-96                                       51.2
21-Jun-96                                       50.0
28-Jun-96                                       49.6
5-Jul-96                                        49.1
12-Jul-96                                       48.1
19-Jul-96                                       47.9
26-Jul-96                                       47.1
2-Aug-96                                        46.1
9-Aug-96                                        46.7
16-Aug-96                                       47.2
23-Aug-96                                       48.2
30-Aug-96                                       48.7
6-Sep-96                                        49.4
13-Sep-96                                       49.2
20-Sep-96                                       48.8
27-Sep-96                                       48.4
4-Oct-96                                        48.0
11-Oct-96                                       48.3
18-Oct-96                                       48.4
25-Oct-96                                       48.8
1-Nov-96                                        47.8
8-Nov-96                                        47.1
15-Nov-96                                       46.7
22-Nov-96                                       46.2
29-Nov-96                                       46.2
6-Dec-96                                        46.3
13-Dec-96                                       45.6
20-Dec-96                                       44.8
27-Dec-96                                       45.1
3-Jan-97                                        45.0
10-Jan-97                                       45.9
17-Jan-97                                       46.7
24-Jan-97                                       47.6
31-Jan-97                                       48.0
7-Feb-97                                        49.2
14-Feb-97                                       50.5
21-Feb-97                                       50.6
28-Feb-97                                       51.0
7-Mar-97                                        51.2
14-Mar-97                                       51.7
21-Mar-97                                       52.3
28-Mar-97                                       52.5
4-Apr-97                                        51.8
11-Apr-97                                       51.2
18-Apr-97                                       50.7
25-Apr-97                                       49.6
2-May-97                                        49.1
9-May-97                                        48.4
16-May-97                                       48.1
23-May-97                                       48.5
30-May-97                                       48.6
6-Jun-97                                        48.9
13-Jun-97                                       48.8
20-Jun-97                                       48.7
27-Jun-97                                       49.3
4-Jul-97                                        49.6
11-Jul-97                                       50.7
18-Jul-97                                       51.4
25-Jul-97                                       51.9
1-Aug-97                                        51.9
8-Aug-97                                        52.0
15-Aug-97                                       52.1
22-Aug-97                                       51.9
29-Aug-97                                       52.1
5-Sep-97                                        51.3
12-Sep-97                                       51.0
19-Sep-97                                       50.0
26-Sep-97                                       48.9
3-Oct-97                                        47.8
10-Oct-97                                       46.7
17-Oct-97                                       47.0
24-Oct-97                                       47.5
31-Oct-97                                       48.8
7-Nov-97                                        49.7
14-Nov-97                                       49.6
21-Nov-97                                       49.6
28-Nov-97                                       48.6
5-Dec-97                                        48.2
12-Dec-97                                       47.3
19-Dec-97                                       45.8
26-Dec-97                                       45.5
2-Jan-98                                        45.1
9-Jan-98                                        46.0
16-Jan-98                                       47.6
23-Jan-98                                       48.2
30-Jan-98                                       49.3
6-Feb-98                                        50.5
13-Feb-98                                       50.8
20-Feb-98                                       51.7
27-Feb-98                                       52.4
6-Mar-98                                        52.9
13-Mar-98                                       52.8
20-Mar-98                                       52.9
27-Mar-98                                       52.8
3-Apr-98                                        53.0
10-Apr-98                                       54.0
17-Apr-98                                       54.8
24-Apr-98                                       55.7
1-May-98                                        55.4
8-May-98                                        55.8
15-May-98                                       55.5
22-May-98                                       55.5
29-May-98                                       55.8
5-Jun-98                                        55.6
12-Jun-98                                       55.1
19-Jun-98                                       53.8
26-Jun-98                                       52.6
3-Jul-98                                        51.9
10-Jul-98                                       51.2
17-Jul-98                                       51.1
24-Jul-98                                       50.9
31-Jul-98                                       50.3
7-Aug-98                                        51.3
14-Aug-98                                       51.0
21-Aug-98                                       50.6
28-Aug-98                                       50.4
4-Sep-98                                        49.8
11-Sep-98                                       50.7
18-Sep-98                                       51.0
25-Sep-98                                       50.7
2-Oct-98                                        49.6
9-Oct-98                                        49.5
16-Oct-98                                       49.7
23-Oct-98                                       48.9
30-Oct-98                                       48.7
6-Nov-98                                        47.2
13-Nov-98                                       46.3
20-Nov-98                                       46.6
27-Nov-98                                       46.8
4-Dec-98                                        47.1
11-Dec-98                                       47.3
18-Dec-98                                       47.3
25-Dec-98                                       47.3
1-Jan-99                                        47.9
8-Jan-99                                        48.9
15-Jan-99                                       50.1
22-Jan-99                                       50.9
29-Jan-99                                       51.4
5-Feb-99                                        52.0
12-Feb-99                                       52.0
19-Feb-99                                       52.7
26-Feb-99                                       52.6
5-Mar-99                                        51.9
12-Mar-99                                       52.1
19-Mar-99                                       52.3
26-Mar-99                                       52.9
2-Apr-99                                        53.8
9-Apr-99                                        54.5
16-Apr-99                                       54.2
23-Apr-99                                       53.8
30-Apr-99                                       54.0
7-May-99                                        54.1
14-May-99                                       54.7
21-May-99                                       55.0
28-May-99                                       55.0
4-Jun-99                                        55.0
11-Jun-99                                       55.0

      We are expecting a slowdown in the economy and are watching our company surveys closely. They have plateaued at a high level. Mortgage Applications for Refinancing (Refi) had been lifts on the economy, now they have slowed down considerably. The same is true for U.S. Income Tax Refunds. Stocks, as represented by the NASDAQ, although still up for the year, look a lot different than they did three months ago. The result has been a recent moderation in Retail sales. Based on a plateauing of our company surveys, the backup in mortgage rates, the decline in refinancing, a June downturn in income tax refunds, and a limping stock market, we expect the economy to slow.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Economic Outlook (concluded)
--------------------------------------------------------------------------------

      Construction spending, durable goods orders, and the leading indicators were also all down in April. We believe the global upturn will be moderate due to the slowdown in the U.S. that is starting to unfold. The best measure of the whole world growth pattern is the CRB Commodity Index, which may be bottoming, but is by no means showing upside strength.

                               CRB COMMODITY INDEX
                                  Jun 11 192.9


---------------------------------------------
5-Jan-70                   104.0
6-Jan-70                   104.1
7-Jan-70                   104.2
8-Jan-70                   104.6
9-Jan-70                   104.7
12-Jan-70                  104.8
13-Jan-70                  105.2
14-Jan-70                  105.1
15-Jan-70                  105.1
16-Jan-70                  105.2
19-Jan-70                  104.9
20-Jan-70                  104.7
21-Jan-70                  104.4
22-Jan-70                  104.0
23-Jan-70                  104.0
26-Jan-70                  103.2
27-Jan-70                  103.6
28-Jan-70                  103.6
29-Jan-70                  103.8
30-Jan-70                  103.9
2-Feb-70                   103.8
3-Feb-70                   103.5
4-Feb-70                   103.4
5-Feb-70                   103.3
6-Feb-70                   103.2
9-Feb-70                   103.2
10-Feb-70                  102.9
11-Feb-70                  103.0
12-Feb-70                  103.3
13-Feb-70                  103.5
16-Feb-70                  103.7
17-Feb-70                  103.5
18-Feb-70                  103.7
19-Feb-70                  103.5
20-Feb-70                  103.6
23-Feb-70                  103.6
24-Feb-70                  103.5
25-Feb-70                  103.5
26-Feb-70                  103.2
27-Feb-70                  103.1
2-Mar-70                   103.0
3-Mar-70                   102.9
4-Mar-70                   102.7
5-Mar-70                   102.7
6-Mar-70                   102.8
9-Mar-70                   102.3
10-Mar-70                  102.9
11-Mar-70                  102.3
12-Mar-70                  102.4
13-Mar-70                  103.0
16-Mar-70                  102.7
17-Mar-70                  102.7
18-Mar-70                  102.5
19-Mar-70                  102.3
20-Mar-70                  102.2
23-Mar-70                  101.9
24-Mar-70                  101.3
25-Mar-70                  101.4
26-Mar-70                  101.5
27-Mar-70                  101.5
30-Mar-70                  101.1
31-Mar-70                  101.1
1-Apr-70                   101.6
2-Apr-70                   101.6
3-Apr-70                   101.9
6-Apr-70                   102.0
7-Apr-70                   102.2
8-Apr-70                   101.9
9-Apr-70                   101.8
10-Apr-70                  102.0
13-Apr-70                  102.1
14-Apr-70                  102.2
15-Apr-70                  102.0
16-Apr-70                  102.3
17-Apr-70                  102.8
20-Apr-70                  102.7
21-Apr-70                  103.1
22-Apr-70                  102.8
23-Apr-70                  103.0
24-Apr-70                  103.2
27-Apr-70                  102.9
28-Apr-70                  102.9
29-Apr-70                  102.5
30-Apr-70                  102.6
1-May-70                   102.8
4-May-70                   102.6
5-May-70                   102.3
6-May-70                   102.0
7-May-70                   101.9
8-May-70                   102.0
11-May-70                  101.1
12-May-70                  101.2
13-May-70                  101.0
14-May-70                  101.6
15-May-70                  100.9
18-May-70                  100.8
19-May-70                  100.9
20-May-70                  100.2
21-May-70                  100.3
22-May-70                  100.6
25-May-70                  99.6
26-May-70                  99.1
27-May-70                  99.5
28-May-70                  99.9
29-May-70                  99.9
1-Jun-70                   99.8
2-Jun-70                   99.8
3-Jun-70                   100.3
4-Jun-70                   100.5
5-Jun-70                   100.4
8-Jun-70                   102.3
9-Jun-70                   100.6
10-Jun-70                  100.7
11-Jun-70                  100.9
12-Jun-70                  101.3
15-Jun-70                  101.3
16-Jun-70                  101.5
17-Jun-70                  101.5
18-Jun-70                  101.5
19-Jun-70                  101.5
22-Jun-70                  101.2
23-Jun-70                  101.3
24-Jun-70                  101.1
25-Jun-70                  101.3
26-Jun-70                  101.5
29-Jun-70                  102.2
30-Jun-70                  101.9
1-Jul-70                   102.1
2-Jul-70                   101.8
3-Jul-70                   101.8
6-Jul-70                   101.4
7-Jul-70                   101.2
8-Jul-70                   101.6
9-Jul-70                   101.1
10-Jul-70                  101.3
13-Jul-70                  101.7
14-Jul-70                  101.5
15-Jul-70                  101.5
16-Jul-70                  101.4
17-Jul-70                  101.4
20-Jul-70                  101.5
21-Jul-70                  101.5
22-Jul-70                  101.6
23-Jul-70                  101.8
24-Jul-70                  101.7
27-Jul-70                  102.1
28-Jul-70                  101.6
29-Jul-70                  101.5
30-Jul-70                  101.2
31-Jul-70                  101.2
3-Aug-70                   101.1
4-Aug-70                   101.0
5-Aug-70                   100.8
6-Aug-70                   101.0
7-Aug-70                   101.2
10-Aug-70                  101.2
11-Aug-70                  101.4
12-Aug-70                  101.8
13-Aug-70                  101.9
14-Aug-70                  102.6
17-Aug-70                  105.2
18-Aug-70                  103.8
19-Aug-70                  104.8
20-Aug-70                  104.0
21-Aug-70                  103.0
24-Aug-70                  103.0
25-Aug-70                  103.8
26-Aug-70                  103.3
27-Aug-70                  104.7
28-Aug-70                  104.8
31-Aug-70                  105.4
1-Sep-70                   104.5
2-Sep-70                   104.5
3-Sep-70                   104.9
4-Sep-70                   105.4
7-Sep-70                   105.4
8-Sep-70                   105.8
9-Sep-70                   106.2
10-Sep-70                  106.3
11-Sep-70                  105.8
14-Sep-70                  106.4
15-Sep-70                  106.0
16-Sep-70                  105.8
17-Sep-70                  105.6
18-Sep-70                  105.5
21-Sep-70                  105.0
22-Sep-70                  105.5
23-Sep-70                  105.8
24-Sep-70                  105.6
25-Sep-70                  105.6
28-Sep-70                  105.5
29-Sep-70                  105.3
30-Sep-70                  105.0
1-Oct-70                   104.9
2-Oct-70                   105.0
5-Oct-70                   105.3
6-Oct-70                   105.1
7-Oct-70                   105.5
8-Oct-70                   105.5
9-Oct-70                   105.3
12-Oct-70                  105.3
13-Oct-70                  105.1
14-Oct-70                  105.1
15-Oct-70                  105.3
16-Oct-70                  105.1
19-Oct-70                  104.4
20-Oct-70                  105.0
21-Oct-70                  105.3
22-Oct-70                  106.0
23-Oct-70                  106.4
26-Oct-70                  106.2
27-Oct-70                  106.2
28-Oct-70                  106.2
29-Oct-70                  105.7
30-Oct-70                  105.2
2-Nov-70                   105.6
3-Nov-70                   105.6
4-Nov-70                   105.8
5-Nov-70                   106.3
6-Nov-70                   106.0
9-Nov-70                   105.8
10-Nov-70                  105.8
11-Nov-70                  105.8
12-Nov-70                  106.0
13-Nov-70                  105.8
16-Nov-70                  105.4
17-Nov-70                  105.1
18-Nov-70                  104.9
19-Nov-70                  104.9
20-Nov-70                  105.0
23-Nov-70                  105.0
24-Nov-70                  104.3
25-Nov-70                  104.3
26-Nov-70                  104.3
27-Nov-70                  104.3
30-Nov-70                  104.3
1-Dec-70                   104.5
2-Dec-70                   104.2
3-Dec-70                   103.7
4-Dec-70                   104.2
7-Dec-70                   104.0
8-Dec-70                   103.7
9-Dec-70                   103.2
10-Dec-70                  102.9
11-Dec-70                  102.9
14-Dec-70                  102.7
15-Dec-70                  103.5
16-Dec-70                  103.7
17-Dec-70                  103.5
18-Dec-70                  103.6
21-Dec-70                  103.2
22-Dec-70                  102.9
23-Dec-70                  103.0
24-Dec-70                  102.9
25-Dec-70                  102.9
28-Dec-70                  102.9
29-Dec-70                  103.0
30-Dec-70                  102.7
31-Dec-70                  102.5
1-Jan-71                   102.5
4-Jan-71                   102.8
5-Jan-71                   102.8
6-Jan-71                   102.4
7-Jan-71                   102.3
8-Jan-71                   102.7
11-Jan-71                  102.8
12-Jan-71                  103.0
13-Jan-71                  103.1
14-Jan-71                  103.2
15-Jan-71                  103.8
18-Jan-71                  103.6
19-Jan-71                  103.7
20-Jan-71                  103.8
21-Jan-71                  103.8
22-Jan-71                  104.0
25-Jan-71                  103.6
26-Jan-71                  103.6
27-Jan-71                  103.5
28-Jan-71                  103.4
29-Jan-71                  103.5
1-Feb-71                   103.8
2-Feb-71                   104.0
3-Feb-71                   103.5
4-Feb-71                   103.4
5-Feb-71                   103.2
8-Feb-71                   103.1
9-Feb-71                   103.0
10-Feb-71                  103.0
11-Feb-71                  103.0
12-Feb-71                  103.0
15-Feb-71                  103.0
16-Feb-71                  102.5
17-Feb-71                  102.2
18-Feb-71                  102.2
19-Feb-71                  102.3
22-Feb-71                  102.2
23-Feb-71                  102.3
24-Feb-71                  102.0
25-Feb-71                  102.0
26-Feb-71                  101.8
1-Mar-71                   101.8
2-Mar-71                   102.0
3-Mar-71                   102.0
4-Mar-71                   102.1
5-Mar-71                   102.1
8-Mar-71                   102.0
9-Mar-71                   102.1
10-Mar-71                  102.5
11-Mar-71                  102.4
12-Mar-71                  102.4
15-Mar-71                  102.7
16-Mar-71                  102.9
17-Mar-71                  102.5
18-Mar-71                  102.7
19-Mar-71                  102.7
22-Mar-71                  102.5
23-Mar-71                  102.8
24-Mar-71                  102.9
25-Mar-71                  102.8
26-Mar-71                  102.7
29-Mar-71                  102.1
30-Mar-71                  102.2
31-Mar-71                  102.1
1-Apr-71                   102.1
2-Apr-71                   102.3
5-Apr-71                   101.8
6-Apr-71                   102.1
7-Apr-71                   101.8
8-Apr-71                   102.1
9-Apr-71                   102.1
12-Apr-71                  102.7
13-Apr-71                  102.4
14-Apr-71                  102.5
15-Apr-71                  102.8
16-Apr-71                  102.4
19-Apr-71                  102.4
20-Apr-71                  102.3
21-Apr-71                  102.2
22-Apr-71                  102.2
23-Apr-71                  100.8
26-Apr-71                  100.7
27-Apr-71                  100.7
28-Apr-71                  100.9
29-Apr-71                  101.0
30-Apr-71                  101.1
3-May-71                   101.0
4-May-71                   100.7
5-May-71                   101.7
6-May-71                   101.1
7-May-71                   101.0
10-May-71                  100.9
11-May-71                  100.7
12-May-71                  101.1
13-May-71                  100.5
14-May-71                  101.1
17-May-71                  101.1
18-May-71                  101.1
19-May-71                  100.9
20-May-71                  101.2
21-May-71                  101.2
24-May-71                  101.1
25-May-71                  101.4
26-May-71                  101.5
27-May-71                  101.8
28-May-71                  101.6
31-May-71                  101.6
1-Jun-71                   101.1
2-Jun-71                   100.7
3-Jun-71                   101.1
4-Jun-71                   101.5
7-Jun-71                   101.5
8-Jun-71                   102.0
9-Jun-71                   102.3
10-Jun-71                  103.1
11-Jun-71                  103.5
14-Jun-71                  103.5
15-Jun-71                  103.2
16-Jun-71                  104.1
17-Jun-71                  104.0
18-Jun-71                  103.7
21-Jun-71                  102.8
22-Jun-71                  103.7
23-Jun-71                  103.2
24-Jun-71                  102.9
25-Jun-71                  103.0
28-Jun-71                  102.7
29-Jun-71                  102.2
30-Jun-71                  102.0
1-Jul-71                   102.4
2-Jul-71                   102.5
5-Jul-71                   102.5
6-Jul-71                   101.8
7-Jul-71                   102.0
8-Jul-71                   101.8
9-Jul-71                   101.6
12-Jul-71                  102.0
13-Jul-71                  102.1
14-Jul-71                  102.1
15-Jul-71                  102.1
16-Jul-71                  102.3
19-Jul-71                  102.2
20-Jul-71                  101.6
21-Jul-71                  101.7
22-Jul-71                  102.0
23-Jul-71                  101.5
26-Jul-71                  102.0
27-Jul-71                  101.6
28-Jul-71                  101.2
29-Jul-71                  101.0
30-Jul-71                  101.0
2-Aug-71                   101.0
3-Aug-71                   101.0
4-Aug-71                   100.7
5-Aug-71                   100.2
6-Aug-71                   100.4
9-Aug-71                   100.9
10-Aug-71                  100.7
11-Aug-71                  101.1
12-Aug-71                  100.4
13-Aug-71                  100.7
16-Aug-71                  101.5
17-Aug-71                  101.6
18-Aug-71                  101.6
19-Aug-71                  101.2
20-Aug-71                  101.5
23-Aug-71                  100.4
24-Aug-71                  100.4
25-Aug-71                  100.4
26-Aug-71                  100.1
27-Aug-71                  99.9
30-Aug-71                  99.6
31-Aug-71                  99.4
1-Sep-71                   99.9
2-Sep-71                   100.3
3-Sep-71                   100.3
6-Sep-71                   100.3
7-Sep-71                   100.1
8-Sep-71                   99.6
9-Sep-71                   99.6
10-Sep-71                  99.5
13-Sep-71                  99.0
14-Sep-71                  99.0
15-Sep-71                  98.6
16-Sep-71                  98.4
17-Sep-71                  98.3
20-Sep-71                  98.2
21-Sep-71                  98.4
22-Sep-71                  98.6
23-Sep-71                  96.8
24-Sep-71                  97.0
27-Sep-71                  97.1
28-Sep-71                  98.5
29-Sep-71                  96.6
30-Sep-71                  96.8
1-Oct-71                   97.1
4-Oct-71                   96.4
5-Oct-71                   96.6
6-Oct-71                   97.2
7-Oct-71                   97.7
8-Oct-71                   97.8
11-Oct-71                  97.8
12-Oct-71                  98.3
13-Oct-71                  98.9
14-Oct-71                  99.3
15-Oct-71                  99.6
18-Oct-71                  99.4
19-Oct-71                  99.5
20-Oct-71                  99.6
21-Oct-71                  100.8
22-Oct-71                  100.8
25-Oct-71                  100.5
26-Oct-71                  99.9
27-Oct-71                  99.7
28-Oct-71                  99.6
29-Oct-71                  99.3
1-Nov-71                   98.6
2-Nov-71                   98.5
3-Nov-71                   98.8
4-Nov-71                   99.2
5-Nov-71                   99.7
8-Nov-71                   99.8
9-Nov-71                   99.9
10-Nov-71                  99.3
11-Nov-71                  99.6
12-Nov-71                  99.0
15-Nov-71                  98.8
16-Nov-71                  98.7
17-Nov-71                  99.0
18-Nov-71                  98.9
19-Nov-71                  99.1
22-Nov-71                  99.4
23-Nov-71                  99.6
24-Nov-71                  99.9
25-Nov-71                  99.9
26-Nov-71                  100.1
29-Nov-71                  99.9
30-Nov-71                  100.1
1-Dec-71                   100.3
2-Dec-71                   100.5
3-Dec-71                   101.1
6-Dec-71                   100.8
7-Dec-71                   100.7
8-Dec-71                   100.2
9-Dec-71                   101.1
10-Dec-71                  101.3
13-Dec-71                  101.6
14-Dec-71                  102.0
15-Dec-71                  102.5
16-Dec-71                  102.8
17-Dec-71                  102.9
20-Dec-71                  102.4
21-Dec-71                  102.2
22-Dec-71                  102.6
23-Dec-71                  103.2
24-Dec-71                  103.2
27-Dec-71                  103.9
28-Dec-71                  103.3
29-Dec-71                  103.2
30-Dec-71                  103.4
31-Dec-71                  103.4
3-Jan-72                   103.4
4-Jan-72                   103.7
5-Jan-72                   104.2
6-Jan-72                   104.2
7-Jan-72                   104.3
10-Jan-72                  104.7
11-Jan-72                  104.6
12-Jan-72                  104.5
13-Jan-72                  105.0
14-Jan-72                  105.7
17-Jan-72                  106.9
18-Jan-72                  105.9
19-Jan-72                  105.9
20-Jan-72                  106.2
21-Jan-72                  106.8
24-Jan-72                  106.5
25-Jan-72                  106.9
26-Jan-72                  106.2
27-Jan-72                  106.5
28-Jan-72                  106.3
31-Jan-72                  105.9
1-Feb-72                   105.7
2-Feb-72                   106.0
3-Feb-72                   106.1
4-Feb-72                   106.1
7-Feb-72                   106.2
8-Feb-72                   106.0
9-Feb-72                   105.4
10-Feb-72                  105.1
11-Feb-72                  105.2
14-Feb-72                  104.4
15-Feb-72                  104.3
16-Feb-72                  104.2
17-Feb-72                  104.6
18-Feb-72                  104.6
21-Feb-72                  104.6
22-Feb-72                  104.1
23-Feb-72                  104.5
24-Feb-72                  104.3
25-Feb-72                  104.4
28-Feb-72                  104.5
29-Feb-72                  104.9
1-Mar-72                   105.2
2-Mar-72                   105.5
3-Mar-72                   105.8
6-Mar-72                   106.4
7-Mar-72                   106.3
8-Mar-72                   106.4
9-Mar-72                   106.9
10-Mar-72                  106.9
13-Mar-72                  106.7
14-Mar-72                  106.0
15-Mar-72                  106.1
16-Mar-72                  106.2
17-Mar-72                  106.4
20-Mar-72                  106.1
21-Mar-72                  106.0
22-Mar-72                  106.0
23-Mar-72                  105.7
24-Mar-72                  105.9
27-Mar-72                  106.6
28-Mar-72                  106.5
29-Mar-72                  106.6
30-Mar-72                  106.6
31-Mar-72                  106.6
3-Apr-72                   106.0
4-Apr-72                   106.5
5-Apr-72                   106.9
6-Apr-72                   106.9
7-Apr-72                   107.0
10-Apr-72                  107.0
11-Apr-72                  107.2
12-Apr-72                  107.4
13-Apr-72                  107.2
14-Apr-72                  107.0
17-Apr-72                  107.2
18-Apr-72                  107.2
19-Apr-72                  107.1
20-Apr-72                  107.5
21-Apr-72                  107.5
24-Apr-72                  107.4
25-Apr-72                  107.3
26-Apr-72                  107.1
27-Apr-72                  107.0
28-Apr-72                  107.5
1-May-72                   107.7
2-May-72                   107.8
3-May-72                   107.4
4-May-72                   107.5
5-May-72                   107.8
8-May-72                   107.9
9-May-72                   107.8
10-May-72                  107.6
11-May-72                  107.7
12-May-72                  107.7
15-May-72                  107.9
16-May-72                  108.3
17-May-72                  107.8
18-May-72                  107.8
19-May-72                  108.2
22-May-72                  107.9
23-May-72                  107.4
24-May-72                  107.8
25-May-72                  107.8
26-May-72                  107.5
29-May-72                  107.5
30-May-72                  106.9
31-May-72                  107.3
1-Jun-72                   107.8
2-Jun-72                   107.8
5-Jun-72                   108.0
6-Jun-72                   108.2
7-Jun-72                   108.9
8-Jun-72                   108.7
9-Jun-72                   108.8
12-Jun-72                  108.9
13-Jun-72                  108.7
14-Jun-72                  108.4
15-Jun-72                  108.4
16-Jun-72                  108.3
19-Jun-72                  108.1
20-Jun-72                  107.7
21-Jun-72                  107.7
22-Jun-72                  107.6
23-Jun-72                  107.9
26-Jun-72                  108.0
27-Jun-72                  108.4
28-Jun-72                  108.4
29-Jun-72                  108.6
30-Jun-72                  109.0
3-Jul-72                   109.6
4-Jul-72                   109.6
5-Jul-72                   110.5
6-Jul-72                   111.0
7-Jul-72                   110.8
10-Jul-72                  110.7
11-Jul-72                  110.8
12-Jul-72                  110.8
13-Jul-72                  110.9
14-Jul-72                  111.2
17-Jul-72                  111.4
18-Jul-72                  111.5
19-Jul-72                  111.5
20-Jul-72                  110.8
21-Jul-72                  110.5
24-Jul-72                  110.6
25-Jul-72                  110.5
26-Jul-72                  110.4
27-Jul-72                  110.3
28-Jul-72                  110.3
31-Jul-72                  110.0
1-Aug-72                   110.9
2-Aug-72                   111.1
3-Aug-72                   112.1
4-Aug-72                   113.4
7-Aug-72                   114.0
8-Aug-72                   114.2
9-Aug-72                   113.6
10-Aug-72                  114.6
11-Aug-72                  114.8
14-Aug-72                  114.7
15-Aug-72                  114.0
16-Aug-72                  114.3
17-Aug-72                  114.2
18-Aug-72                  115.0
21-Aug-72                  114.9
22-Aug-72                  115.7
23-Aug-72                  116.7
24-Aug-72                  117.0
25-Aug-72                  117.5
28-Aug-72                  117.9
29-Aug-72                  117.8
30-Aug-72                  118.6
31-Aug-72                  118.8
1-Sep-72                   119.8
4-Sep-72                   119.8
5-Sep-72                   120.4
6-Sep-72                   120.1
7-Sep-72                   119.7
8-Sep-72                   118.8
11-Sep-72                  118.7
12-Sep-72                  119.0
13-Sep-72                  118.8
14-Sep-72                  119.6
15-Sep-72                  120.8
18-Sep-72                  121.0
19-Sep-72                  120.5
20-Sep-72                  120.9
21-Sep-72                  121.2
22-Sep-72                  120.9
25-Sep-72                  120.7
26-Sep-72                  120.7
27-Sep-72                  120.3
28-Sep-72                  121.5
29-Sep-72                  121.9
2-Oct-72                   120.5
3-Oct-72                   120.7
4-Oct-72                   120.7
5-Oct-72                   120.5
6-Oct-72                   120.5
9-Oct-72                   120.6
10-Oct-72                  121.1
11-Oct-72                  121.2
12-Oct-72                  120.7
13-Oct-72                  119.8
16-Oct-72                  120.4
17-Oct-72                  120.3
18-Oct-72                  120.7
19-Oct-72                  120.6
20-Oct-72                  120.5
23-Oct-72                  121.1
24-Oct-72                  121.3
25-Oct-72                  120.5
26-Oct-72                  120.7
27-Oct-72                  120.8
30-Oct-72                  121.0
31-Oct-72                  121.3
1-Nov-72                   121.7
2-Nov-72                   121.6
3-Nov-72                   121.5
6-Nov-72                   121.2
7-Nov-72                   121.2
8-Nov-72                   121.6
9-Nov-72                   121.3
10-Nov-72                  121.6
13-Nov-72                  122.5
14-Nov-72                  122.9
15-Nov-72                  123.2
16-Nov-72                  122.5
17-Nov-72                  122.7
20-Nov-72                  122.8
21-Nov-72                  123.1
22-Nov-72                  123.3
23-Nov-72                  123.3
24-Nov-72                  123.8
27-Nov-72                  125.0
28-Nov-72                  124.8
29-Nov-72                  124.7
30-Nov-72                  125.7
1-Dec-72                   127.3
4-Dec-72                   129.0
5-Dec-72                   129.9
6-Dec-72                   130.1
7-Dec-72                   130.6
8-Dec-72                   133.4
11-Dec-72                  135.5
12-Dec-72                  136.3
13-Dec-72                  134.3
14-Dec-72                  134.9
15-Dec-72                  134.9
18-Dec-72                  132.4
19-Dec-72                  131.7
20-Dec-72                  133.1
21-Dec-72                  134.9
22-Dec-72                  134.4
25-Dec-72                  134.4
26-Dec-72                  134.7
27-Dec-72                  134.6
28-Dec-72                  134.6
29-Dec-72                  135.9
1-Jan-73                   135.9
2-Jan-73                   136.4
3-Jan-73                   135.2
4-Jan-73                   135.1
5-Jan-73                   135.1
8-Jan-73                   135.5
9-Jan-73                   136.9
10-Jan-73                  138.8
11-Jan-73                  136.9
12-Jan-73                  136.8
15-Jan-73                  136.1
16-Jan-73                  137.9
17-Jan-73                  137.1
18-Jan-73                  137.3
19-Jan-73                  136.7
22-Jan-73                  136.6
23-Jan-73                  136.1
24-Jan-73                  135.9
25-Jan-73                  135.9
26-Jan-73                  138.0
29-Jan-73                  138.3
30-Jan-73                  137.8
31-Jan-73                  137.9
1-Feb-73                   138.5
2-Feb-73                   139.8
5-Feb-73                   140.6
6-Feb-73                   140.4
7-Feb-73                   139.2
8-Feb-73                   138.7
9-Feb-73                   139.1
12-Feb-73                  142.1
13-Feb-73                  143.5
14-Feb-73                  143.6
15-Feb-73                  143.9
16-Feb-73                  145.0
19-Feb-73                  145.0
20-Feb-73                  146.6
21-Feb-73                  148.3
22-Feb-73                  151.7
23-Feb-73                  152.8
26-Feb-73                  152.5
27-Feb-73                  151.2
28-Feb-73                  151.3
1-Mar-73                   154.5
2-Mar-73                   152.9
5-Mar-73                   151.8
6-Mar-73                   153.0
7-Mar-73                   154.7
8-Mar-73                   153.4
9-Mar-73                   152.3
12-Mar-73                  150.8
13-Mar-73                  147.3
14-Mar-73                  147.6
15-Mar-73                  148.1
16-Mar-73                  147.6
19-Mar-73                  148.0
20-Mar-73                  148.3
21-Mar-73                  148.1
22-Mar-73                  147.3
23-Mar-73                  147.7
26-Mar-73                  146.0
27-Mar-73                  144.2
28-Mar-73                  143.7
29-Mar-73                  143.5
30-Mar-73                  144.5
2-Apr-73                   146.1
3-Apr-73                   145.4
4-Apr-73                   145.7
5-Apr-73                   146.0
6-Apr-73                   145.0
9-Apr-73                   145.7
10-Apr-73                  144.2
11-Apr-73                  143.8
12-Apr-73                  144.4
13-Apr-73                  144.7
16-Apr-73                  145.9
17-Apr-73                  145.6
18-Apr-73                  146.8
19-Apr-73                  147.5
20-Apr-73                  147.5
23-Apr-73                  149.0
24-Apr-73                  148.3
25-Apr-73                  150.3
26-Apr-73                  150.6
27-Apr-73                  150.0
30-Apr-73                  151.3
1-May-73                   152.2
2-May-73                   150.1
3-May-73                   152.2
4-May-73                   152.5
7-May-73                   153.6
8-May-73                   155.4
9-May-73                   157.7
10-May-73                  157.0
11-May-73                  154.3
14-May-73                  156.3
15-May-73                  157.3
16-May-73                  155.5
17-May-73                  155.0
18-May-73                  158.8
21-May-73                  162.1
22-May-73                  163.7
23-May-73                  163.8
24-May-73                  165.1
25-May-73                  169.6
28-May-73                  169.6
29-May-73                  173.6
30-May-73                  170.3
31-May-73                  170.1
1-Jun-73                   170.7
4-Jun-73                   175.3
5-Jun-73                   175.0
6-Jun-73                   170.8
7-Jun-73                   167.8
8-Jun-73                   169.0
11-Jun-73                  171.6
12-Jun-73                  173.3
13-Jun-73                  173.0
14-Jun-73                  171.3
15-Jun-73                  170.6
18-Jun-73                  174.6
19-Jun-73                  175.5
20-Jun-73                  175.2
21-Jun-73                  177.2
22-Jun-73                  178.2
25-Jun-73                  179.6
26-Jun-73                  177.1
27-Jun-73                  177.3
28-Jun-73                  175.1
29-Jun-73                  177.0
2-Jul-73                   180.0
3-Jul-73                   180.2
4-Jul-73                   180.2
5-Jul-73                   180.0
6-Jul-73                   179.7
9-Jul-73                   178.4
10-Jul-73                  178.6
11-Jul-73                  182.2
12-Jul-73                  184.5
13-Jul-73                  187.1
16-Jul-73                  191.6
17-Jul-73                  191.6
18-Jul-73                  195.1
19-Jul-73                  199.4
20-Jul-73                  202.6
23-Jul-73                  206.8
24-Jul-73                  207.2
25-Jul-73                  210.5
26-Jul-73                  210.4
27-Jul-73                  205.6
30-Jul-73                  205.9
31-Jul-73                  201.1
1-Aug-73                   207.3
2-Aug-73                   205.9
3-Aug-73                   206.8
6-Aug-73                   210.0
7-Aug-73                   211.8
8-Aug-73                   212.1
9-Aug-73                   213.4
10-Aug-73                  218.9
13-Aug-73                  220.7
14-Aug-73                  218.4
15-Aug-73                  214.7
16-Aug-73                  210.7
17-Aug-73                  212.0
20-Aug-73                  211.1
21-Aug-73                  206.7
22-Aug-73                  201.6
23-Aug-73                  199.9
24-Aug-73                  202.1
27-Aug-73                  197.9
28-Aug-73                  192.9
29-Aug-73                  194.9
30-Aug-73                  194.8
31-Aug-73                  196.5
3-Sep-73                   196.5
4-Sep-73                   190.9
5-Sep-73                   186.3
6-Sep-73                   188.5
7-Sep-73                   191.7
10-Sep-73                  190.4
11-Sep-73                  191.2
12-Sep-73                  188.2
13-Sep-73                  189.7
14-Sep-73                  192.2
17-Sep-73                  196.4
18-Sep-73                  193.6
19-Sep-73                  192.6
20-Sep-73                  193.3
21-Sep-73                  191.7
24-Sep-73                  192.7
25-Sep-73                  194.5
26-Sep-73                  193.7
27-Sep-73                  192.9
28-Sep-73                  194.3
1-Oct-73                   190.6
2-Oct-73                   188.5
3-Oct-73                   192.2
4-Oct-73                   190.5
5-Oct-73                   191.2
8-Oct-73                   191.2
9-Oct-73                   195.8
10-Oct-73                  197.8
11-Oct-73                  196.2
12-Oct-73                  193.3
15-Oct-73                  188.8
16-Oct-73                  188.2
17-Oct-73                  187.5
18-Oct-73                  188.6
19-Oct-73                  187.5
22-Oct-73                  186.6
23-Oct-73                  186.6
24-Oct-73                  189.0
25-Oct-73                  189.3
26-Oct-73                  186.7
29-Oct-73                  181.5
30-Oct-73                  182.9
31-Oct-73                  185.7
1-Nov-73                   185.3
2-Nov-73                   184.8
5-Nov-73                   186.9
6-Nov-73                   186.3
7-Nov-73                   186.6
8-Nov-73                   188.6
9-Nov-73                   187.0
12-Nov-73                  189.5
13-Nov-73                  190.0
14-Nov-73                  190.2
15-Nov-73                  189.8
16-Nov-73                  192.2
19-Nov-73                  193.2
20-Nov-73                  192.2
21-Nov-73                  193.7
22-Nov-73                  193.7
23-Nov-73                  195.2
26-Nov-73                  189.1
27-Nov-73                  187.6
28-Nov-73                  193.2
29-Nov-73                  192.7
30-Nov-73                  191.3
3-Dec-73                   191.6
4-Dec-73                   196.3
5-Dec-73                   193.1
6-Dec-73                   196.3
7-Dec-73                   198.3
10-Dec-73                  200.0
11-Dec-73                  201.5
12-Dec-73                  201.4
13-Dec-73                  198.9
14-Dec-73                  197.1
17-Dec-73                  199.4
18-Dec-73                  198.3
19-Dec-73                  198.5
20-Dec-73                  198.4
21-Dec-73                  198.8
24-Dec-73                  198.8
25-Dec-73                  198.8
26-Dec-73                  198.6
27-Dec-73                  200.8
28-Dec-73                  200.8
31-Dec-73                  200.6
1-Jan-74                   200.6
2-Jan-74                   204.7
3-Jan-74                   204.5
4-Jan-74                   205.4
7-Jan-74                   209.8
8-Jan-74                   208.6
9-Jan-74                   206.1
10-Jan-74                  210.1
11-Jan-74                  209.8
14-Jan-74                  214.2
15-Jan-74                  214.2
16-Jan-74                  213.3
17-Jan-74                  215.6
18-Jan-74                  215.4
21-Jan-74                  217.8
22-Jan-74                  214.8
23-Jan-74                  210.6
24-Jan-74                  211.8
25-Jan-74                  217.4
28-Jan-74                  218.6
29-Jan-74                  215.5
30-Jan-74                  215.6
31-Jan-74                  216.8
1-Feb-74                   217.9
4-Feb-74                   217.1
5-Feb-74                   218.5
6-Feb-74                   216.2
7-Feb-74                   217.2
8-Feb-74                   219.7
11-Feb-74                  222.9
12-Feb-74                  223.6
13-Feb-74                  221.4
14-Feb-74                  224.2
15-Feb-74                  227.3
18-Feb-74                  227.3
19-Feb-74                  227.7
20-Feb-74                  230.2
21-Feb-74                  231.3
22-Feb-74                  233.2
25-Feb-74                  237.7
26-Feb-74                  237.8
27-Feb-74                  231.5
28-Feb-74                  225.9
1-Mar-74                   227.6
4-Mar-74                   224.9
5-Mar-74                   220.6
6-Mar-74                   219.9
7-Mar-74                   223.3
8-Mar-74                   219.8
11-Mar-74                  220.0
12-Mar-74                  221.0
13-Mar-74                  220.2
14-Mar-74                  216.5
15-Mar-74                  213.3
18-Mar-74                  215.0
19-Mar-74                  215.8
20-Mar-74                  215.6
21-Mar-74                  212.4
22-Mar-74                  213.8
25-Mar-74                  210.2
26-Mar-74                  208.5
27-Mar-74                  207.2
28-Mar-74                  208.1
29-Mar-74                  208.9
1-Apr-74                   203.2
2-Apr-74                   199.5
3-Apr-74                   203.5
4-Apr-74                   203.1
5-Apr-74                   200.9
8-Apr-74                   201.1
9-Apr-74                   201.4
10-Apr-74                  203.0
11-Apr-74                  201.8
12-Apr-74                  201.8
15-Apr-74                  206.2
16-Apr-74                  204.0
17-Apr-74                  204.3
18-Apr-74                  205.1
19-Apr-74                  206.5
22-Apr-74                  207.6
23-Apr-74                  203.9
24-Apr-74                  205.4
25-Apr-74                  208.9
26-Apr-74                  207.1
29-Apr-74                  203.9
30-Apr-74                  204.6
1-May-74                   201.4
2-May-74                   202.6
3-May-74                   200.6
6-May-74                   194.6
7-May-74                   195.3
8-May-74                   197.8
9-May-74                   197.1
10-May-74                  199.1
13-May-74                  200.2
14-May-74                  198.0
15-May-74                  196.7
16-May-74                  198.0
17-May-74                  196.6
20-May-74                  193.0
21-May-74                  191.5
22-May-74                  189.9
23-May-74                  189.0
24-May-74                  188.7
27-May-74                  188.7
28-May-74                  187.3
29-May-74                  191.9
30-May-74                  193.0
31-May-74                  190.9
3-Jun-74                   188.3
4-Jun-74                   190.4
5-Jun-74                   192.1
6-Jun-74                   190.6
7-Jun-74                   191.6
10-Jun-74                  190.0
11-Jun-74                  187.4
12-Jun-74                  190.4
13-Jun-74                  189.9
14-Jun-74                  190.3
17-Jun-74                  194.9
18-Jun-74                  192.3
19-Jun-74                  191.9
20-Jun-74                  193.9
21-Jun-74                  197.0
24-Jun-74                  200.1
25-Jun-74                  197.9
26-Jun-74                  200.2
27-Jun-74                  198.7
28-Jun-74                  197.6
1-Jul-74                   200.3
2-Jul-74                   199.0
3-Jul-74                   200.0
4-Jul-74                   200.0
5-Jul-74                   199.8
8-Jul-74                   203.3
9-Jul-74                   201.2
10-Jul-74                  197.2
11-Jul-74                  198.4
12-Jul-74                  201.3
15-Jul-74                  205.5
16-Jul-74                  203.6
17-Jul-74                  204.8
18-Jul-74                  211.2
19-Jul-74                  213.6
22-Jul-74                  213.2
23-Jul-74                  215.0
24-Jul-74                  220.6
25-Jul-74                  223.5
26-Jul-74                  224.5
29-Jul-74                  231.9
30-Jul-74                  226.6
31-Jul-74                  229.1
1-Aug-74                   224.0
2-Aug-74                   218.0
5-Aug-74                   215.9
6-Aug-74                   219.0
7-Aug-74                   222.0
8-Aug-74                   217.5
9-Aug-74                   214.4
12-Aug-74                  211.4
13-Aug-74                  219.3
14-Aug-74                  219.9
15-Aug-74                  216.0
16-Aug-74                  217.1
19-Aug-74                  215.2
20-Aug-74                  214.0
21-Aug-74                  213.7
22-Aug-74                  216.8
23-Aug-74                  219.1
26-Aug-74                  215.7
27-Aug-74                  213.2
28-Aug-74                  215.2
29-Aug-74                  214.9
30-Aug-74                  213.4
2-Sep-74                   213.4
3-Sep-74                   208.6
4-Sep-74                   207.2
5-Sep-74                   209.1
6-Sep-74                   208.9
9-Sep-74                   212.2
10-Sep-74                  210.4
11-Sep-74                  211.0
12-Sep-74                  211.7
13-Sep-74                  211.3
16-Sep-74                  207.1
17-Sep-74                  207.0
18-Sep-74                  208.3
19-Sep-74                  209.6
20-Sep-74                  209.1
23-Sep-74                  212.2
24-Sep-74                  214.8
25-Sep-74                  216.0
26-Sep-74                  219.2
27-Sep-74                  221.2
30-Sep-74                  226.8
1-Oct-74                   222.5
2-Oct-74                   225.8
3-Oct-74                   231.5
4-Oct-74                   231.9
7-Oct-74                   227.0
8-Oct-74                   225.1
9-Oct-74                   229.4
10-Oct-74                  230.2
11-Oct-74                  226.0
14-Oct-74                  225.2
15-Oct-74                  226.7
16-Oct-74                  224.7
17-Oct-74                  223.1
18-Oct-74                  224.5
21-Oct-74                  226.9
22-Oct-74                  227.1
23-Oct-74                  224.8
24-Oct-74                  224.6
25-Oct-74                  222.6
28-Oct-74                  222.8
29-Oct-74                  223.1
30-Oct-74                  221.7
31-Oct-74                  224.3
1-Nov-74                   223.5
4-Nov-74                   225.5
5-Nov-74                   225.5
6-Nov-74                   229.3
7-Nov-74                   228.8
8-Nov-74                   229.7
11-Nov-74                  227.8
12-Nov-74                  224.2
13-Nov-74                  222.8
14-Nov-74                  222.6
15-Nov-74                  221.3
18-Nov-74                  216.4
19-Nov-74                  216.7
20-Nov-74                  220.2
21-Nov-74                  215.5
22-Nov-74                  216.6
25-Nov-74                  215.0
26-Nov-74                  218.0
27-Nov-74                  218.2
28-Nov-74                  218.2
29-Nov-74                  219.7
2-Dec-74                   215.7
3-Dec-74                   217.1
4-Dec-74                   214.5
5-Dec-74                   215.9
6-Dec-74                   214.1
9-Dec-74                   211.8
10-Dec-74                  212.7
11-Dec-74                  210.4
12-Dec-74                  210.1
13-Dec-74                  211.5
16-Dec-74                  210.1
17-Dec-74                  208.4
18-Dec-74                  208.0
19-Dec-74                  209.3
20-Dec-74                  208.8
23-Dec-74                  208.8
24-Dec-74                  207.3
25-Dec-74                  207.3
26-Dec-74                  205.8
27-Dec-74                  206.5
30-Dec-74                  203.5
31-Dec-74                  203.9
1-Jan-75                   203.9
2-Jan-75                   204.7
3-Jan-75                   203.6
6-Jan-75                   203.5
7-Jan-75                   201.3
8-Jan-75                   199.2
9-Jan-75                   199.0
10-Jan-75                  200.2
13-Jan-75                  197.9
14-Jan-75                  198.5
15-Jan-75                  196.0
16-Jan-75                  192.5
17-Jan-75                  187.6
20-Jan-75                  187.0
21-Jan-75                  187.4
22-Jan-75                  185.7
23-Jan-75                  189.3
24-Jan-75                  191.4
27-Jan-75                  190.5
28-Jan-75                  191.3
29-Jan-75                  193.5
30-Jan-75                  192.5
31-Jan-75                  190.3
3-Feb-75                   189.3
4-Feb-75                   191.5
5-Feb-75                   189.5
6-Feb-75                   190.0
7-Feb-75                   191.1
10-Feb-75                  190.3
11-Feb-75                  190.3
12-Feb-75                  190.1
13-Feb-75                  192.5
14-Feb-75                  192.3
17-Feb-75                  192.3
18-Feb-75                  190.2
19-Feb-75                  186.5
20-Feb-75                  186.4
21-Feb-75                  185.4
24-Feb-75                  184.3
25-Feb-75                  182.0
26-Feb-75                  181.2
27-Feb-75                  179.0
28-Feb-75                  175.9
3-Mar-75                   175.1
4-Mar-75                   176.3
5-Mar-75                   178.1
6-Mar-75                   180.9
7-Mar-75                   179.5
10-Mar-75                  179.0
11-Mar-75                  183.8
12-Mar-75                  183.6
13-Mar-75                  182.4
14-Mar-75                  182.1
17-Mar-75                  183.6
18-Mar-75                  181.4
19-Mar-75                  181.6
20-Mar-75                  181.2
21-Mar-75                  183.7
24-Mar-75                  185.2
25-Mar-75                  186.1
26-Mar-75                  189.6
27-Mar-75                  189.0
28-Mar-75                  189.0
31-Mar-75                  192.2
1-Apr-75                   191.6
2-Apr-75                   189.9
3-Apr-75                   187.4
4-Apr-75                   188.1
7-Apr-75                   186.4
8-Apr-75                   189.7
9-Apr-75                   190.2
10-Apr-75                  187.5
11-Apr-75                  187.2
14-Apr-75                  187.8
15-Apr-75                  188.1
16-Apr-75                  187.5
17-Apr-75                  188.6
18-Apr-75                  188.7
21-Apr-75                  188.7
22-Apr-75                  186.2
23-Apr-75                  186.3
24-Apr-75                  187.0
25-Apr-75                  187.6
28-Apr-75                  186.4
29-Apr-75                  186.7
30-Apr-75                  186.1
1-May-75                   184.7
2-May-75                   185.0
5-May-75                   182.2
6-May-75                   182.4
7-May-75                   183.2
8-May-75                   183.3
9-May-75                   183.1
12-May-75                  183.5
13-May-75                  184.5
14-May-75                  185.1
15-May-75                  183.7
16-May-75                  184.0
19-May-75                  185.1
20-May-75                  185.9
21-May-75                  186.2
22-May-75                  186.9
23-May-75                  186.2
26-May-75                  186.1
27-May-75                  182.7
28-May-75                  182.3
29-May-75                  181.8
30-May-75                  182.2
2-Jun-75                   180.3
3-Jun-75                   181.8
4-Jun-75                   182.0
5-Jun-75                   181.7
6-Jun-75                   181.7
9-Jun-75                   184.9
10-Jun-75                  183.3
11-Jun-75                  183.0
12-Jun-75                  182.3
13-Jun-75                  183.0
16-Jun-75                  184.4
17-Jun-75                  186.2
18-Jun-75                  184.6
19-Jun-75                  184.0
20-Jun-75                  186.2
23-Jun-75                  184.8
24-Jun-75                  186.2
25-Jun-75                  185.1
26-Jun-75                  185.1
27-Jun-75                  184.2
30-Jun-75                  185.0
1-Jul-75                   182.3
2-Jul-75                   183.5
3-Jul-75                   185.5
4-Jul-75                   185.5
7-Jul-75                   185.5
8-Jul-75                   190.0
9-Jul-75                   191.2
10-Jul-75                  194.1
11-Jul-75                  197.4
14-Jul-75                  195.4
15-Jul-75                  195.2
16-Jul-75                  198.1
17-Jul-75                  196.8
18-Jul-75                  195.2
21-Jul-75                  199.3
22-Jul-75                  200.6
23-Jul-75                  199.1
24-Jul-75                  202.7
25-Jul-75                  206.0
28-Jul-75                  210.3
29-Jul-75                  210.3
30-Jul-75                  205.7
31-Jul-75                  203.2
1-Aug-75                   203.9
4-Aug-75                   206.8
5-Aug-75                   206.2
6-Aug-75                   208.2
7-Aug-75                   213.1
8-Aug-75                   211.6
11-Aug-75                  211.3
12-Aug-75                  214.5
13-Aug-75                  216.3
14-Aug-75                  217.3
15-Aug-75                  220.6
18-Aug-75                  218.4
19-Aug-75                  220.7
20-Aug-75                  222.9
21-Aug-75                  220.5
22-Aug-75                  221.6
25-Aug-75                  221.9
26-Aug-75                  217.3
27-Aug-75                  218.4
28-Aug-75                  215.4
29-Aug-75                  213.8
1-Sep-75                   213.8
2-Sep-75                   209.4
3-Sep-75                   211.8
4-Sep-75                   213.0
5-Sep-75                   215.1
8-Sep-75                   212.5
9-Sep-75                   210.9
10-Sep-75                  213.6
11-Sep-75                  211.6
12-Sep-75                  214.5
15-Sep-75                  213.0
16-Sep-75                  213.0
17-Sep-75                  215.8
18-Sep-75                  214.0
19-Sep-75                  214.2
22-Sep-75                  212.5
23-Sep-75                  210.3
24-Sep-75                  210.6
25-Sep-75                  212.1
26-Sep-75                  212.2
29-Sep-75                  210.5
30-Sep-75                  210.4
1-Oct-75                   212.4
2-Oct-75                   209.0
3-Oct-75                   208.4
6-Oct-75                   207.7
7-Oct-75                   208.8
8-Oct-75                   208.1
9-Oct-75                   208.1
10-Oct-75                  207.5
13-Oct-75                  205.0
14-Oct-75                  204.6
15-Oct-75                  202.3
16-Oct-75                  204.7
17-Oct-75                  202.8
20-Oct-75                  202.4
21-Oct-75                  198.7
22-Oct-75                  198.4
23-Oct-75                  197.7
24-Oct-75                  198.5
27-Oct-75                  196.8
28-Oct-75                  196.7
29-Oct-75                  197.3
30-Oct-75                  197.3
31-Oct-75                  196.9
3-Nov-75                   194.7
4-Nov-75                   195.8
5-Nov-75                   198.6
6-Nov-75                   198.3
7-Nov-75                   198.3
10-Nov-75                  196.2
11-Nov-75                  194.8
12-Nov-75                  193.4
13-Nov-75                  194.0
14-Nov-75                  194.8
17-Nov-75                  193.9
18-Nov-75                  192.8
19-Nov-75                  191.8
20-Nov-75                  191.2
21-Nov-75                  193.0
24-Nov-75                  196.0
25-Nov-75                  193.1
26-Nov-75                  193.3
27-Nov-75                  193.3
28-Nov-75                  192.4
1-Dec-75                   191.7
2-Dec-75                   192.8
3-Dec-75                   192.5
4-Dec-75                   193.3
5-Dec-75                   192.0
8-Dec-75                   188.9
9-Dec-75                   189.6
10-Dec-75                  190.2
11-Dec-75                  191.5
12-Dec-75                  189.0
15-Dec-75                  187.7
16-Dec-75                  188.2
17-Dec-75                  189.6
18-Dec-75                  189.5
19-Dec-75                  191.5
22-Dec-75                  191.6
23-Dec-75                  190.5
24-Dec-75                  190.9
25-Dec-75                  190.9
26-Dec-75                  190.9
29-Dec-75                  189.4
30-Dec-75                  189.9
31-Dec-75                  191.0
1-Jan-76                   191.0
2-Jan-76                   191.5
5-Jan-76                   194.5
6-Jan-76                   194.1
7-Jan-76                   196.7
8-Jan-76                   196.9
9-Jan-76                   195.9
12-Jan-76                  197.9
13-Jan-76                  196.5
14-Jan-76                  198.1
15-Jan-76                  197.2
16-Jan-76                  197.7
19-Jan-76                  198.8
20-Jan-76                  198.5
21-Jan-76                  197.4
22-Jan-76                  195.6
23-Jan-76                  195.9
26-Jan-76                  191.2
27-Jan-76                  193.1
28-Jan-76                  194.1
29-Jan-76                  194.3
30-Jan-76                  194.0
2-Feb-76                   196.8
3-Feb-76                   197.2
4-Feb-76                   195.9
5-Feb-76                   196.5
6-Feb-76                   197.2
9-Feb-76                   196.6
10-Feb-76                  198.1
11-Feb-76                  199.2
12-Feb-76                  201.1
13-Feb-76                  200.7
16-Feb-76                  200.7
17-Feb-76                  200.8
18-Feb-76                  199.3
19-Feb-76                  199.9
20-Feb-76                  198.9
23-Feb-76                  198.5
24-Feb-76                  198.8
25-Feb-76                  198.6
26-Feb-76                  197.8
27-Feb-76                  199.4
1-Mar-76                   198.4
2-Mar-76                   197.4
3-Mar-76                   198.6
4-Mar-76                   199.6
5-Mar-76                   199.8
8-Mar-76                   199.4
9-Mar-76                   199.3
10-Mar-76                  199.2
11-Mar-76                  198.1
12-Mar-76                  198.3
15-Mar-76                  196.2
16-Mar-76                  195.3
17-Mar-76                  197.2
18-Mar-76                  198.0
19-Mar-76                  198.8
22-Mar-76                  198.7
23-Mar-76                  197.6
24-Mar-76                  197.6
25-Mar-76                  197.0
26-Mar-76                  196.3
29-Mar-76                  194.2
30-Mar-76                  196.0
31-Mar-76                  195.3
1-Apr-76                   195.3
2-Apr-76                   195.1
5-Apr-76                   196.9
6-Apr-76                   197.6
7-Apr-76                   197.9
8-Apr-76                   198.2
9-Apr-76                   198.7
12-Apr-76                  200.5
13-Apr-76                  199.5
14-Apr-76                  199.8
15-Apr-76                  202.2
16-Apr-76                  202.2
19-Apr-76                  203.0
20-Apr-76                  203.8
21-Apr-76                  201.7
22-Apr-76                  202.0
23-Apr-76                  201.0
26-Apr-76                  201.4
27-Apr-76                  200.7
28-Apr-76                  201.1
29-Apr-76                  200.4
30-Apr-76                  200.1
3-May-76                   199.5
4-May-76                   199.1
5-May-76                   200.1
6-May-76                   201.6
7-May-76                   203.4
10-May-76                  202.6
11-May-76                  203.0
12-May-76                  204.3
13-May-76                  204.1
14-May-76                  203.7
17-May-76                  203.1
18-May-76                  201.8
19-May-76                  201.3
20-May-76                  203.3
21-May-76                  203.7
24-May-76                  205.9
25-May-76                  205.3
26-May-76                  208.2
27-May-76                  208.2
28-May-76                  208.6
31-May-76                  208.6
1-Jun-76                   210.6
2-Jun-76                   210.0
3-Jun-76                   209.7
4-Jun-76                   209.6
7-Jun-76                   213.6
8-Jun-76                   215.0
9-Jun-76                   217.5
10-Jun-76                  220.5
11-Jun-76                  220.5
14-Jun-76                  222.4
15-Jun-76                  217.8
16-Jun-76                  216.7
17-Jun-76                  214.3
18-Jun-76                  214.6
21-Jun-76                  218.3
22-Jun-76                  218.8
23-Jun-76                  215.8
24-Jun-76                  218.8
25-Jun-76                  220.4
28-Jun-76                  220.3
29-Jun-76                  219.2
30-Jun-76                  219.3
1-Jul-76                   223.1
2-Jul-76                   225.3
5-Jul-76                   225.3
6-Jul-76                   229.7
7-Jul-76                   226.0
8-Jul-76                   226.8
9-Jul-76                   226.5
12-Jul-76                  221.8
13-Jul-76                  221.6
14-Jul-76                  225.5
15-Jul-76                  221.5
16-Jul-76                  219.7
19-Jul-76                  213.9
20-Jul-76                  213.2
21-Jul-76                  213.9
22-Jul-76                  210.2
23-Jul-76                  214.5
26-Jul-76                  211.4
27-Jul-76                  210.8
28-Jul-76                  211.3
29-Jul-76                  211.0
30-Jul-76                  208.9
2-Aug-76                   205.5
3-Aug-76                   204.5
4-Aug-76                   207.9
5-Aug-76                   207.7
6-Aug-76                   206.8
9-Aug-76                   205.1
10-Aug-76                  206.3
11-Aug-76                  206.8
12-Aug-76                  208.5
13-Aug-76                  210.1
16-Aug-76                  209.3
17-Aug-76                  205.9
18-Aug-76                  207.3
19-Aug-76                  209.2
20-Aug-76                  208.7
23-Aug-76                  210.1
24-Aug-76                  207.5
25-Aug-76                  205.3
26-Aug-76                  206.3
27-Aug-76                  207.5
30-Aug-76                  205.8
31-Aug-76                  205.4
1-Sep-76                   208.2
2-Sep-76                   210.2
3-Sep-76                   209.9
6-Sep-76                   209.9
7-Sep-76                   214.5
8-Sep-76                   210.9
9-Sep-76                   211.2
10-Sep-76                  210.9
13-Sep-76                  208.5
14-Sep-76                  206.0
15-Sep-76                  206.4
16-Sep-76                  205.8
17-Sep-76                  203.9
20-Sep-76                  201.8
21-Sep-76                  202.0
22-Sep-76                  202.6
23-Sep-76                  203.2
24-Sep-76                  202.0
27-Sep-76                  202.1
28-Sep-76                  202.1
29-Sep-76                  198.8
30-Sep-76                  199.2
1-Oct-76                   198.5
4-Oct-76                   200.7
5-Oct-76                   201.5
6-Oct-76                   201.8
7-Oct-76                   203.9
8-Oct-76                   203.3
11-Oct-76                  201.6
12-Oct-76                  200.9
13-Oct-76                  203.5
14-Oct-76                  200.3
15-Oct-76                  199.4
18-Oct-76                  198.8
19-Oct-76                  199.9
20-Oct-76                  200.1
21-Oct-76                  199.4
22-Oct-76                  200.3
25-Oct-76                  199.6
26-Oct-76                  199.2
27-Oct-76                  200.9
28-Oct-76                  199.4
29-Oct-76                  200.1
1-Nov-76                   200.1
2-Nov-76                   200.1
3-Nov-76                   197.9
4-Nov-76                   201.3
5-Nov-76                   201.6
8-Nov-76                   201.8
9-Nov-76                   202.0
10-Nov-76                  203.4
11-Nov-76                  200.6
12-Nov-76                  199.5
15-Nov-76                  197.2
16-Nov-76                  199.4
17-Nov-76                  200.2
18-Nov-76                  199.7
19-Nov-76                  201.0
22-Nov-76                  202.7
23-Nov-76                  201.0
24-Nov-76                  200.9
25-Nov-76                  200.9
26-Nov-76                  200.1
29-Nov-76                  198.9
30-Nov-76                  199.4
1-Dec-76                   200.0
2-Dec-76                   200.4
3-Dec-76                   201.3
6-Dec-76                   204.0
7-Dec-76                   202.5
8-Dec-76                   203.9
9-Dec-76                   204.3
10-Dec-76                  203.4
13-Dec-76                  201.5
14-Dec-76                  202.4
15-Dec-76                  201.1
16-Dec-76                  201.4
17-Dec-76                  200.4
20-Dec-76                  201.1
21-Dec-76                  201.3
22-Dec-76                  202.0
23-Dec-76                  202.8
24-Dec-76                  202.8
27-Dec-76                  203.7
28-Dec-76                  204.8
29-Dec-76                  204.4
30-Dec-76                  204.7
31-Dec-76                  204.7
3-Jan-77                   204.2
4-Jan-77                   204.6
5-Jan-77                   204.3
6-Jan-77                   205.6
7-Jan-77                   205.4
10-Jan-77                  206.6
11-Jan-77                  205.8
12-Jan-77                  206.8
13-Jan-77                  206.7
14-Jan-77                  206.6
17-Jan-77                  208.1
18-Jan-77                  209.0
19-Jan-77                  210.1
20-Jan-77                  210.8
21-Jan-77                  211.3
24-Jan-77                  213.0
25-Jan-77                  213.6
26-Jan-77                  214.4
27-Jan-77                  213.9
28-Jan-77                  214.4
31-Jan-77                  213.9
1-Feb-77                   213.8
2-Feb-77                   214.6
3-Feb-77                   215.7
4-Feb-77                   217.1
7-Feb-77                   217.4
8-Feb-77                   217.7
9-Feb-77                   218.6
10-Feb-77                  218.5
11-Feb-77                  218.0
14-Feb-77                  217.2
15-Feb-77                  217.6
16-Feb-77                  218.3
17-Feb-77                  218.3
18-Feb-77                  218.9
21-Feb-77                  218.9
22-Feb-77                  218.6
23-Feb-77                  219.8
24-Feb-77                  219.9
25-Feb-77                  219.2
28-Feb-77                  220.0
1-Mar-77                   221.2
2-Mar-77                   222.1
3-Mar-77                   223.1
4-Mar-77                   224.1
7-Mar-77                   225.1
8-Mar-77                   224.4
9-Mar-77                   224.9
10-Mar-77                  221.9
11-Mar-77                  222.1
14-Mar-77                  221.9
15-Mar-77                  223.5
16-Mar-77                  225.5
17-Mar-77                  226.4
18-Mar-77                  227.2
21-Mar-77                  228.7
22-Mar-77                  227.6
23-Mar-77                  225.7
24-Mar-77                  224.3
25-Mar-77                  224.4
28-Mar-77                  222.6
29-Mar-77                  223.3
30-Mar-77                  223.6
31-Mar-77                  222.2
1-Apr-77                   225.0
4-Apr-77                   223.4
5-Apr-77                   224.6
6-Apr-77                   226.2
7-Apr-77                   228.4
8-Apr-77                   228.4
11-Apr-77                  230.2
12-Apr-77                  232.4
13-Apr-77                  231.1
14-Apr-77                  229.9
15-Apr-77                  231.4
18-Apr-77                  232.7
19-Apr-77                  231.8
20-Apr-77                  231.1
21-Apr-77                  231.3
22-Apr-77                  231.4
25-Apr-77                  229.6
26-Apr-77                  227.5
27-Apr-77                  225.1
28-Apr-77                  225.7
29-Apr-77                  228.0
2-May-77                   229.2
3-May-77                   228.4
4-May-77                   226.4
5-May-77                   225.0
6-May-77                   223.2
9-May-77                   222.9
10-May-77                  221.0
11-May-77                  221.4
12-May-77                  223.8
13-May-77                  224.2
16-May-77                  223.7
17-May-77                  222.7
18-May-77                  223.5
19-May-77                  223.5
20-May-77                  220.7
23-May-77                  220.4
24-May-77                  221.7
25-May-77                  221.3
26-May-77                  221.2
27-May-77                  220.1
30-May-77                  220.1
31-May-77                  221.2
1-Jun-77                   219.7
2-Jun-77                   219.2
3-Jun-77                   220.5
6-Jun-77                   220.2
7-Jun-77                   219.5
8-Jun-77                   216.9
9-Jun-77                   214.5
10-Jun-77                  213.0
13-Jun-77                  209.8
14-Jun-77                  209.8
15-Jun-77                  209.7
16-Jun-77                  209.3
17-Jun-77                  208.7
20-Jun-77                  211.0
21-Jun-77                  207.8
22-Jun-77                  207.1
23-Jun-77                  209.5
24-Jun-77                  210.9
27-Jun-77                  211.1
28-Jun-77                  211.4
29-Jun-77                  211.0
30-Jun-77                  209.6
1-Jul-77                   206.5
4-Jul-77                   206.5
5-Jul-77                   204.3
6-Jul-77                   204.2
7-Jul-77                   200.3
8-Jul-77                   200.6
11-Jul-77                  198.2
12-Jul-77                  197.4
13-Jul-77                  201.1
14-Jul-77                  201.1
15-Jul-77                  201.1
18-Jul-77                  198.2
19-Jul-77                  199.8
20-Jul-77                  197.7
21-Jul-77                  197.9
22-Jul-77                  198.2
25-Jul-77                  196.4
26-Jul-77                  194.8
27-Jul-77                  194.0
28-Jul-77                  193.1
29-Jul-77                  192.9
1-Aug-77                   191.2
2-Aug-77                   190.8
3-Aug-77                   192.3
4-Aug-77                   192.4
5-Aug-77                   192.4
8-Aug-77                   191.0
9-Aug-77                   191.3
10-Aug-77                  192.6
11-Aug-77                  191.7
12-Aug-77                  189.3
15-Aug-77                  185.8
16-Aug-77                  186.0
17-Aug-77                  186.0
18-Aug-77                  187.2
19-Aug-77                  186.8
22-Aug-77                  184.9
23-Aug-77                  185.8
24-Aug-77                  187.0
25-Aug-77                  186.5
26-Aug-77                  185.9
29-Aug-77                  184.7
30-Aug-77                  187.0
31-Aug-77                  187.6
1-Sep-77                   187.9
2-Sep-77                   190.1
5-Sep-77                   190.1
6-Sep-77                   190.4
7-Sep-77                   189.2
8-Sep-77                   188.9
9-Sep-77                   188.9
12-Sep-77                  189.6
13-Sep-77                  189.6
14-Sep-77                  188.8
15-Sep-77                  189.0
16-Sep-77                  189.2
19-Sep-77                  190.2
20-Sep-77                  190.9
21-Sep-77                  193.7
22-Sep-77                  191.7
23-Sep-77                  192.0
26-Sep-77                  192.3
27-Sep-77                  190.9
28-Sep-77                  190.9
29-Sep-77                  192.7
30-Sep-77                  191.6
3-Oct-77                   193.7
4-Oct-77                   194.2
5-Oct-77                   193.9
6-Oct-77                   195.3
7-Oct-77                   195.7
10-Oct-77                  195.4
11-Oct-77                  194.8
12-Oct-77                  193.6
13-Oct-77                  190.8
14-Oct-77                  189.9
17-Oct-77                  192.1
18-Oct-77                  191.3
19-Oct-77                  190.9
20-Oct-77                  189.6
21-Oct-77                  190.4
24-Oct-77                  193.3
25-Oct-77                  193.0
26-Oct-77                  193.3
27-Oct-77                  192.9
28-Oct-77                  192.8
31-Oct-77                  194.7
1-Nov-77                   196.7
2-Nov-77                   198.0
3-Nov-77                   196.6
4-Nov-77                   197.2
7-Nov-77                   198.1
8-Nov-77                   196.5
9-Nov-77                   196.6
10-Nov-77                  197.2
11-Nov-77                  196.6
14-Nov-77                  197.4
15-Nov-77                  199.2
16-Nov-77                  199.9
17-Nov-77                  199.0
18-Nov-77                  200.4
21-Nov-77                  198.9
22-Nov-77                  197.8
23-Nov-77                  198.1
24-Nov-77                  198.1
25-Nov-77                  199.6
28-Nov-77                  198.0
29-Nov-77                  197.4
30-Nov-77                  197.1
1-Dec-77                   197.6
2-Dec-77                   197.9
5-Dec-77                   197.6
6-Dec-77                   197.6
7-Dec-77                   198.5
8-Dec-77                   199.8
9-Dec-77                   198.7
12-Dec-77                  195.6
13-Dec-77                  197.2
14-Dec-77                  196.5
15-Dec-77                  196.6
16-Dec-77                  197.6
19-Dec-77                  197.9
20-Dec-77                  198.8
21-Dec-77                  198.2
22-Dec-77                  198.8
23-Dec-77                  199.6
26-Dec-77                  199.6
27-Dec-77                  200.4
28-Dec-77                  200.0
29-Dec-77                  200.4
30-Dec-77                  200.3
2-Jan-78                   200.3
3-Jan-78                   198.9
4-Jan-78                   200.0
5-Jan-78                   199.1
6-Jan-78                   199.4
9-Jan-78                   200.3
10-Jan-78                  201.1
11-Jan-78                  201.5
12-Jan-78                  201.4
13-Jan-78                  201.1
16-Jan-78                  201.3
17-Jan-78                  199.7
18-Jan-78                  199.5
19-Jan-78                  199.9
20-Jan-78                  200.6
23-Jan-78                  201.4
24-Jan-78                  201.3
25-Jan-78                  202.3
26-Jan-78                  201.9
27-Jan-78                  201.6
30-Jan-78                  201.6
31-Jan-78                  201.3
1-Feb-78                   201.5
2-Feb-78                   201.8
3-Feb-78                   202.4
6-Feb-78                   203.5
7-Feb-78                   203.9
8-Feb-78                   202.9
9-Feb-78                   203.7
10-Feb-78                  204.7
13-Feb-78                  204.2
14-Feb-78                  203.2
15-Feb-78                  203.0
16-Feb-78                  203.3
17-Feb-78                  203.2
20-Feb-78                  203.2
21-Feb-78                  204.1
22-Feb-78                  203.4
23-Feb-78                  203.2
24-Feb-78                  203.9
27-Feb-78                  202.7
28-Feb-78                  202.2
1-Mar-78                   204.9
2-Mar-78                   205.6
3-Mar-78                   206.2
6-Mar-78                   207.2
7-Mar-78                   209.4
8-Mar-78                   211.1
9-Mar-78                   211.2
10-Mar-78                  210.4
13-Mar-78                  212.8
14-Mar-78                  212.6
15-Mar-78                  213.3
16-Mar-78                  212.7
17-Mar-78                  213.7
20-Mar-78                  211.5
21-Mar-78                  211.1
22-Mar-78                  213.7
23-Mar-78                  214.6
24-Mar-78                  214.6
27-Mar-78                  217.7
28-Mar-78                  218.4
29-Mar-78                  215.0
30-Mar-78                  213.3
31-Mar-78                  216.3
3-Apr-78                   214.3
4-Apr-78                   214.4
5-Apr-78                   215.9
6-Apr-78                   217.1
7-Apr-78                   218.0
10-Apr-78                  218.4
11-Apr-78                  220.0
12-Apr-78                  219.8
13-Apr-78                  218.2
14-Apr-78                  219.0
17-Apr-78                  218.2
18-Apr-78                  217.1
19-Apr-78                  216.8
20-Apr-78                  215.8
21-Apr-78                  215.9
24-Apr-78                  211.5
25-Apr-78                  212.8
26-Apr-78                  212.2
27-Apr-78                  212.9
28-Apr-78                  214.4
1-May-78                   214.8
2-May-78                   214.4
3-May-78                   214.6
4-May-78                   216.0
5-May-78                   216.5
8-May-78                   215.5
9-May-78                   216.5
10-May-78                  217.0
11-May-78                  217.6
12-May-78                  218.1
15-May-78                  219.5
16-May-78                  219.8
17-May-78                  219.3
18-May-78                  219.5
19-May-78                  219.5
22-May-78                  218.6
23-May-78                  221.2
24-May-78                  220.7
25-May-78                  223.5
26-May-78                  223.5
29-May-78                  223.5
30-May-78                  224.6
31-May-78                  223.4
1-Jun-78                   223.5
2-Jun-78                   219.9
5-Jun-78                   221.3
6-Jun-78                   220.7
7-Jun-78                   218.2
8-Jun-78                   218.1
9-Jun-78                   217.0
12-Jun-78                  216.0
13-Jun-78                  215.6
14-Jun-78                  213.7
15-Jun-78                  214.5
16-Jun-78                  214.7
19-Jun-78                  214.2
20-Jun-78                  215.2
21-Jun-78                  212.4
22-Jun-78                  212.8
23-Jun-78                  213.1
26-Jun-78                  213.7
27-Jun-78                  212.4
28-Jun-78                  211.1
29-Jun-78                  210.8
30-Jun-78                  211.6
3-Jul-78                   209.7
4-Jul-78                   209.7
5-Jul-78                   210.0
6-Jul-78                   210.6
7-Jul-78                   210.9
10-Jul-78                  211.3
11-Jul-78                  211.3
12-Jul-78                  210.5
13-Jul-78                  209.3
14-Jul-78                  208.3
17-Jul-78                  205.2
18-Jul-78                  204.5
19-Jul-78                  205.7
20-Jul-78                  207.0
21-Jul-78                  207.7
24-Jul-78                  205.1
25-Jul-78                  204.9
26-Jul-78                  206.2
27-Jul-78                  207.8
28-Jul-78                  209.8
31-Jul-78                  210.6
1-Aug-78                   208.7
2-Aug-78                   207.6
3-Aug-78                   207.9
4-Aug-78                   209.4
7-Aug-78                   208.2
8-Aug-78                   208.1
9-Aug-78                   208.4
10-Aug-78                  209.4
11-Aug-78                  210.0
14-Aug-78                  212.6
15-Aug-78                  212.7
16-Aug-78                  212.0
17-Aug-78                  212.9
18-Aug-78                  212.8
21-Aug-78                  212.0
22-Aug-78                  212.1
23-Aug-78                  212.9
24-Aug-78                  214.8
25-Aug-78                  216.9
28-Aug-78                  214.1
29-Aug-78                  214.4
30-Aug-78                  215.0
31-Aug-78                  215.3
1-Sep-78                   216.3
4-Sep-78                   216.3
5-Sep-78                   215.6
6-Sep-78                   216.7
7-Sep-78                   217.3
8-Sep-78                   218.0
11-Sep-78                  218.7
12-Sep-78                  219.3
13-Sep-78                  220.2
14-Sep-78                  220.0
15-Sep-78                  218.3
18-Sep-78                  219.3
19-Sep-78                  219.6
20-Sep-78                  221.4
21-Sep-78                  220.8
22-Sep-78                  221.2
25-Sep-78                  221.8
26-Sep-78                  221.8
27-Sep-78                  222.6
28-Sep-78                  223.4
29-Sep-78                  223.2
2-Oct-78                   224.8
3-Oct-78                   225.6
4-Oct-78                   226.2
5-Oct-78                   226.9
6-Oct-78                   227.0
9-Oct-78                   228.1
10-Oct-78                  227.7
11-Oct-78                  228.2
12-Oct-78                  229.4
13-Oct-78                  229.8
16-Oct-78                  230.2
17-Oct-78                  230.0
18-Oct-78                  229.2
19-Oct-78                  228.2
20-Oct-78                  227.9
23-Oct-78                  228.6
24-Oct-78                  229.9
25-Oct-78                  232.0
26-Oct-78                  233.2
27-Oct-78                  236.8
30-Oct-78                  237.4
31-Oct-78                  235.8
1-Nov-78                   232.1
2-Nov-78                   233.3
3-Nov-78                   233.4
6-Nov-78                   231.3
7-Nov-78                   231.3
8-Nov-78                   229.7
9-Nov-78                   227.9
10-Nov-78                  228.8
13-Nov-78                  228.9
14-Nov-78                  229.1
15-Nov-78                  227.5
16-Nov-78                  227.3
17-Nov-78                  228.5
20-Nov-78                  228.6
21-Nov-78                  229.0
22-Nov-78                  230.7
23-Nov-78                  230.7
24-Nov-78                  232.0
27-Nov-78                  230.9
28-Nov-78                  229.0
29-Nov-78                  229.9
30-Nov-78                  230.1
1-Dec-78                   229.9
4-Dec-78                   228.4
5-Dec-78                   228.5
6-Dec-78                   229.3
7-Dec-78                   230.8
8-Dec-78                   230.3
11-Dec-78                  228.5
12-Dec-78                  228.1
13-Dec-78                  227.5
14-Dec-78                  228.3
15-Dec-78                  229.1
18-Dec-78                  230.9
19-Dec-78                  230.2
20-Dec-78                  229.4
21-Dec-78                  228.5
22-Dec-78                  227.3
25-Dec-78                  227.3
26-Dec-78                  226.1
27-Dec-78                  227.1
28-Dec-78                  227.2
29-Dec-78                  227.6
1-Jan-79                   227.6
2-Jan-79                   228.4
3-Jan-79                   228.9
4-Jan-79                   228.7
5-Jan-79                   229.9
8-Jan-79                   231.2
9-Jan-79                   231.3
10-Jan-79                  230.7
11-Jan-79                  229.8
12-Jan-79                  231.0
15-Jan-79                  231.4
16-Jan-79                  230.9
17-Jan-79                  230.4
18-Jan-79                  231.3
19-Jan-79                  232.6
22-Jan-79                  232.4
23-Jan-79                  232.9
24-Jan-79                  233.3
25-Jan-79                  233.5
26-Jan-79                  233.1
29-Jan-79                  233.0
30-Jan-79                  234.8
31-Jan-79                  235.1
1-Feb-79                   234.9
2-Feb-79                   237.3
5-Feb-79                   238.6
6-Feb-79                   238.4
7-Feb-79                   240.7
8-Feb-79                   240.2
9-Feb-79                   242.5
12-Feb-79                  241.2
13-Feb-79                  239.4
14-Feb-79                  242.4
15-Feb-79                  243.6
16-Feb-79                  243.7
19-Feb-79                  243.7
20-Feb-79                  245.6
21-Feb-79                  246.0
22-Feb-79                  245.4
23-Feb-79                  245.8
26-Feb-79                  243.1
27-Feb-79                  243.4
28-Feb-79                  243.6
1-Mar-79                   244.3
2-Mar-79                   242.3
5-Mar-79                   242.3
6-Mar-79                   242.5
7-Mar-79                   242.9
8-Mar-79                   242.4
9-Mar-79                   241.9
12-Mar-79                  238.3
13-Mar-79                  238.4
14-Mar-79                  238.7
15-Mar-79                  239.5
16-Mar-79                  238.9
19-Mar-79                  238.8
20-Mar-79                  239.7
21-Mar-79                  241.5
22-Mar-79                  240.9
23-Mar-79                  240.3
26-Mar-79                  240.5
27-Mar-79                  239.1
28-Mar-79                  240.5
29-Mar-79                  238.7
30-Mar-79                  238.2
2-Apr-79                   238.6
3-Apr-79                   236.1
4-Apr-79                   237.1
5-Apr-79                   237.5
6-Apr-79                   239.2
9-Apr-79                   239.7
10-Apr-79                  239.2
11-Apr-79                  239.4
12-Apr-79                  239.1
13-Apr-79                  239.1
16-Apr-79                  238.3
17-Apr-79                  239.4
18-Apr-79                  239.6
19-Apr-79                  238.7
20-Apr-79                  239.1
23-Apr-79                  239.7
24-Apr-79                  240.3
25-Apr-79                  240.8
26-Apr-79                  242.4
27-Apr-79                  242.7
30-Apr-79                  244.1
1-May-79                   243.0
2-May-79                   245.4
3-May-79                   245.2
4-May-79                   245.3
7-May-79                   243.6
8-May-79                   242.7
9-May-79                   244.8
10-May-79                  245.3
11-May-79                  244.1
14-May-79                  244.7
15-May-79                  244.8
16-May-79                  243.6
17-May-79                  243.0
18-May-79                  242.7
21-May-79                  244.3
22-May-79                  245.0
23-May-79                  244.9
24-May-79                  244.3
25-May-79                  243.5
28-May-79                  243.5
29-May-79                  243.6
30-May-79                  243.4
31-May-79                  243.7
1-Jun-79                   243.6
4-Jun-79                   244.8
5-Jun-79                   244.9
6-Jun-79                   245.4
7-Jun-79                   246.3
8-Jun-79                   250.0
11-Jun-79                  253.0
12-Jun-79                  250.0
13-Jun-79                  252.9
14-Jun-79                  255.4
15-Jun-79                  257.0
18-Jun-79                  255.6
19-Jun-79                  255.7
20-Jun-79                  259.2
21-Jun-79                  261.3
22-Jun-79                  265.5
25-Jun-79                  263.7
26-Jun-79                  264.0
27-Jun-79                  261.4
28-Jun-79                  257.2
29-Jun-79                  255.3
2-Jul-79                   256.1
3-Jul-79                   257.5
4-Jul-79                   257.5
5-Jul-79                   262.8
6-Jul-79                   261.7
9-Jul-79                   263.2
10-Jul-79                  262.2
11-Jul-79                  262.5
12-Jul-79                  258.7
13-Jul-79                  258.9
16-Jul-79                  259.4
17-Jul-79                  260.6
18-Jul-79                  260.8
19-Jul-79                  260.0
20-Jul-79                  261.7
23-Jul-79                  259.6
24-Jul-79                  257.7
25-Jul-79                  256.6
26-Jul-79                  255.4
27-Jul-79                  251.4
30-Jul-79                  246.5
31-Jul-79                  247.3
1-Aug-79                   249.7
2-Aug-79                   248.6
3-Aug-79                   249.1
6-Aug-79                   247.6
7-Aug-79                   247.2
8-Aug-79                   248.8
9-Aug-79                   250.4
10-Aug-79                  251.3
13-Aug-79                  249.9
14-Aug-79                  254.9
15-Aug-79                  254.1
16-Aug-79                  257.0
17-Aug-79                  257.7
20-Aug-79                  257.0
21-Aug-79                  260.2
22-Aug-79                  259.8
23-Aug-79                  260.5
24-Aug-79                  262.0
27-Aug-79                  261.1
28-Aug-79                  260.9
29-Aug-79                  263.3
30-Aug-79                  264.8
31-Aug-79                  264.3
3-Sep-79                   264.3
4-Sep-79                   261.3
5-Sep-79                   263.4
6-Sep-79                   262.5
7-Sep-79                   262.2
10-Sep-79                  264.7
11-Sep-79                  265.1
12-Sep-79                  264.1
13-Sep-79                  268.3
14-Sep-79                  265.8
17-Sep-79                  266.0
18-Sep-79                  267.3
19-Sep-79                  267.7
20-Sep-79                  270.6
21-Sep-79                  270.4
24-Sep-79                  270.2
25-Sep-79                  268.3
26-Sep-79                  269.9
27-Sep-79                  275.5
28-Sep-79                  275.1
1-Oct-79                   281.7
2-Oct-79                   277.8
3-Oct-79                   277.6
4-Oct-79                   275.5
5-Oct-79                   274.9
8-Oct-79                   273.5
9-Oct-79                   272.1
10-Oct-79                  273.9
11-Oct-79                  272.9
12-Oct-79                  270.9
15-Oct-79                  268.2
16-Oct-79                  266.9
17-Oct-79                  267.5
18-Oct-79                  268.6
19-Oct-79                  270.3
22-Oct-79                  271.5
23-Oct-79                  270.4
24-Oct-79                  267.3
25-Oct-79                  267.9
26-Oct-79                  264.9
29-Oct-79                  265.7
30-Oct-79                  266.3
31-Oct-79                  267.8
1-Nov-79                   266.4
2-Nov-79                   267.5
5-Nov-79                   269.5
6-Nov-79                   270.0
7-Nov-79                   271.3
8-Nov-79                   271.6
9-Nov-79                   272.9
12-Nov-79                  276.5
13-Nov-79                  275.3
14-Nov-79                  277.1
15-Nov-79                  275.1
16-Nov-79                  276.1
19-Nov-79                  275.1
20-Nov-79                  277.0
21-Nov-79                  278.5
22-Nov-79                  278.7
23-Nov-79                  278.9
26-Nov-79                  275.1
27-Nov-79                  275.4
28-Nov-79                  274.9
29-Nov-79                  275.2
30-Nov-79                  277.4
3-Dec-79                   278.4
4-Dec-79                   276.0
5-Dec-79                   275.8
6-Dec-79                   272.7
7-Dec-79                   273.0
10-Dec-79                  273.3
11-Dec-79                  276.2
12-Dec-79                  276.6
13-Dec-79                  277.5
14-Dec-79                  279.1
17-Dec-79                  278.6
18-Dec-79                  278.8
19-Dec-79                  279.5
20-Dec-79                  280.1
21-Dec-79                  281.3
24-Dec-79                  281.3
25-Dec-79                  281.3
26-Dec-79                  282.8
27-Dec-79                  282.0
28-Dec-79                  282.5
31-Dec-79                  281.5
1-Jan-80                   281.5
2-Jan-80                   283.8
3-Jan-80                   284.9
4-Jan-80                   284.6
7-Jan-80                   280.3
8-Jan-80                   278.8
9-Jan-80                   276.8
10-Jan-80                  278.4
11-Jan-80                  281.1
14-Jan-80                  281.7
15-Jan-80                  283.4
16-Jan-80                  285.7
17-Jan-80                  289.7
18-Jan-80                  290.0
21-Jan-80                  290.4
22-Jan-80                  288.5
23-Jan-80                  289.9
24-Jan-80                  289.2
25-Jan-80                  287.6
28-Jan-80                  285.7
29-Jan-80                  288.6
30-Jan-80                  290.3
31-Jan-80                  289.6
1-Feb-80                   290.1
4-Feb-80                   292.8
5-Feb-80                   292.8
6-Feb-80                   294.1
7-Feb-80                   293.5
8-Feb-80                   295.6
11-Feb-80                  297.4
12-Feb-80                  295.9
13-Feb-80                  296.0
14-Feb-80                  295.0
15-Feb-80                  292.7
18-Feb-80                  292.7
19-Feb-80                  288.6
20-Feb-80                  288.0
21-Feb-80                  290.0
22-Feb-80                  287.1
25-Feb-80                  288.0
26-Feb-80                  287.5
27-Feb-80                  288.1
28-Feb-80                  288.6
29-Feb-80                  288.4
3-Mar-80                   292.6
4-Mar-80                   295.1
5-Mar-80                   296.9
6-Mar-80                   293.4
7-Mar-80                   291.3
10-Mar-80                  285.4
11-Mar-80                  285.0
12-Mar-80                  284.2
13-Mar-80                  280.5
14-Mar-80                  280.8
17-Mar-80                  276.1
18-Mar-80                  277.0
19-Mar-80                  278.6
20-Mar-80                  276.4
21-Mar-80                  276.2
24-Mar-80                  271.7
25-Mar-80                  269.3
26-Mar-80                  267.4
27-Mar-80                  261.5
28-Mar-80                  259.6
31-Mar-80                  258.0
1-Apr-80                   256.3
2-Apr-80                   256.8
3-Apr-80                   259.7
4-Apr-80                   259.7
7-Apr-80                   260.4
8-Apr-80                   262.2
9-Apr-80                   263.7
10-Apr-80                  262.8
11-Apr-80                  263.1
14-Apr-80                  259.9
15-Apr-80                  260.4
16-Apr-80                  261.2
17-Apr-80                  259.4
18-Apr-80                  258.0
21-Apr-80                  258.7
22-Apr-80                  259.8
23-Apr-80                  260.5
24-Apr-80                  261.4
25-Apr-80                  264.2
28-Apr-80                  260.0
29-Apr-80                  258.4
30-Apr-80                  258.1
1-May-80                   259.4
2-May-80                   262.2
5-May-80                   266.8
6-May-80                   265.1
7-May-80                   267.8
8-May-80                   268.6
9-May-80                   268.6
12-May-80                  266.1
13-May-80                  267.6
14-May-80                  268.0
15-May-80                  267.7
16-May-80                  267.9
19-May-80                  268.0
20-May-80                  269.0
21-May-80                  269.0
22-May-80                  269.5
23-May-80                  271.1
26-May-80                  271.1
27-May-80                  271.8
28-May-80                  271.1
29-May-80                  270.2
30-May-80                  270.1
2-Jun-80                   269.4
3-Jun-80                   270.0
4-Jun-80                   272.4
5-Jun-80                   271.8
6-Jun-80                   272.9
9-Jun-80                   275.0
10-Jun-80                  273.6
11-Jun-80                  274.5
12-Jun-80                  275.2
13-Jun-80                  277.7
16-Jun-80                  277.5
17-Jun-80                  277.7
18-Jun-80                  277.5
19-Jun-80                  278.4
20-Jun-80                  280.0
23-Jun-80                  283.3
24-Jun-80                  284.0
25-Jun-80                  286.4
26-Jun-80                  284.8
27-Jun-80                  285.7
30-Jun-80                  286.4
1-Jul-80                   289.5
2-Jul-80                   294.0
3-Jul-80                   294.9
4-Jul-80                   294.9
7-Jul-80                   297.3
8-Jul-80                   295.3
9-Jul-80                   291.6
10-Jul-80                  293.0
11-Jul-80                  295.7
14-Jul-80                  302.9
15-Jul-80                  300.1
16-Jul-80                  301.6
17-Jul-80                  302.4
18-Jul-80                  301.6
21-Jul-80                  298.5
22-Jul-80                  298.6
23-Jul-80                  303.2
24-Jul-80                  301.7
25-Jul-80                  301.0
28-Jul-80                  300.5
29-Jul-80                  301.5
30-Jul-80                  298.2
31-Jul-80                  302.3
1-Aug-80                   304.3
4-Aug-80                   303.8
5-Aug-80                   304.7
6-Aug-80                   306.2
7-Aug-80                   304.5
8-Aug-80                   305.3
11-Aug-80                  302.9
12-Aug-80                  307.0
13-Aug-80                  306.5
14-Aug-80                  306.6
15-Aug-80                  303.0
18-Aug-80                  302.5
19-Aug-80                  301.9
20-Aug-80                  303.4
21-Aug-80                  303.2
22-Aug-80                  302.7
25-Aug-80                  302.6
26-Aug-80                  305.4
27-Aug-80                  305.2
28-Aug-80                  304.6
29-Aug-80                  308.4
1-Sep-80                   308.4
2-Sep-80                   310.4
3-Sep-80                   312.4
4-Sep-80                   313.1
5-Sep-80                   314.9
8-Sep-80                   320.2
9-Sep-80                   319.7
10-Sep-80                  320.5
11-Sep-80                  322.0
12-Sep-80                  319.9
15-Sep-80                  318.4
16-Sep-80                  321.7
17-Sep-80                  321.6
18-Sep-80                  322.7
19-Sep-80                  326.2
22-Sep-80                  329.0
23-Sep-80                  328.1
24-Sep-80                  326.5
25-Sep-80                  324.5
26-Sep-80                  317.7
29-Sep-80                  317.0
30-Sep-80                  319.4
1-Oct-80                   320.8
2-Oct-80                   316.8
3-Oct-80                   318.0
6-Oct-80                   321.4
7-Oct-80                   320.0
8-Oct-80                   321.1
9-Oct-80                   323.8
10-Oct-80                  325.2
13-Oct-80                  328.0
14-Oct-80                  327.9
15-Oct-80                  327.1
16-Oct-80                  325.9
17-Oct-80                  326.1
20-Oct-80                  325.0
21-Oct-80                  326.5
22-Oct-80                  329.9
23-Oct-80                  329.1
24-Oct-80                  329.9
27-Oct-80                  325.8
28-Oct-80                  328.5
29-Oct-80                  329.0
30-Oct-80                  328.1
31-Oct-80                  327.1
3-Nov-80                   329.5
4-Nov-80                   329.5
5-Nov-80                   331.5
6-Nov-80                   325.8
7-Nov-80                   324.4
10-Nov-80                  321.8
11-Nov-80                  322.9
12-Nov-80                  327.0
13-Nov-80                  327.0
14-Nov-80                  329.1
17-Nov-80                  330.1
18-Nov-80                  333.7
19-Nov-80                  335.1
20-Nov-80                  337.6
21-Nov-80                  337.3
24-Nov-80                  333.0
25-Nov-80                  332.3
26-Nov-80                  332.4
27-Nov-80                  332.4
28-Nov-80                  334.8
1-Dec-80                   329.0
2-Dec-80                   328.1
3-Dec-80                   326.3
4-Dec-80                   323.1
5-Dec-80                   320.6
8-Dec-80                   316.9
9-Dec-80                   310.7
10-Dec-80                  304.8
11-Dec-80                  295.1
12-Dec-80                  298.8
15-Dec-80                  306.4
16-Dec-80                  304.9
17-Dec-80                  307.6
18-Dec-80                  307.3
19-Dec-80                  309.8
22-Dec-80                  311.5
23-Dec-80                  313.2
24-Dec-80                  311.4
25-Dec-80                  311.4
26-Dec-80                  311.4
29-Dec-80                  308.8
30-Dec-80                  305.0
31-Dec-80                  308.5
1-Jan-81                   308.5
2-Jan-81                   310.9
5-Jan-81                   313.5
6-Jan-81                   314.5
7-Jan-81                   311.8
8-Jan-81                   307.9
9-Jan-81                   307.0
12-Jan-81                  307.9
13-Jan-81                  308.3
14-Jan-81                  310.1
15-Jan-81                  308.2
16-Jan-81                  308.9
19-Jan-81                  307.7
20-Jan-81                  309.2
21-Jan-81                  307.2
22-Jan-81                  305.0
23-Jan-81                  302.7
26-Jan-81                  302.3
27-Jan-81                  302.3
28-Jan-81                  302.1
29-Jan-81                  299.2
30-Jan-81                  300.1
2-Feb-81                   299.0
3-Feb-81                   303.1
4-Feb-81                   300.8
5-Feb-81                   302.7
6-Feb-81                   306.9
9-Feb-81                   304.1
10-Feb-81                  304.3
11-Feb-81                  303.8
12-Feb-81                  301.1
13-Feb-81                  302.6
16-Feb-81                  302.6
17-Feb-81                  304.0
18-Feb-81                  301.9
19-Feb-81                  305.1
20-Feb-81                  304.4
23-Feb-81                  302.9
24-Feb-81                  302.6
25-Feb-81                  300.6
26-Feb-81                  297.2
27-Feb-81                  296.7
2-Mar-81                   290.6
3-Mar-81                   292.9
4-Mar-81                   289.0
5-Mar-81                   289.3
6-Mar-81                   290.9
9-Mar-81                   291.9
10-Mar-81                  290.1
11-Mar-81                  287.5
12-Mar-81                  290.7
13-Mar-81                  290.6
16-Mar-81                  290.1
17-Mar-81                  293.9
18-Mar-81                  294.6
19-Mar-81                  294.5
20-Mar-81                  292.9
23-Mar-81                  296.8
24-Mar-81                  297.9
25-Mar-81                  297.0
26-Mar-81                  297.4
27-Mar-81                  296.6
30-Mar-81                  296.0
31-Mar-81                  298.4
1-Apr-81                   296.7
2-Apr-81                   298.3
3-Apr-81                   297.4
6-Apr-81                   298.9
7-Apr-81                   300.7
8-Apr-81                   299.8
9-Apr-81                   299.3
10-Apr-81                  296.4
13-Apr-81                  294.4
14-Apr-81                  293.9
15-Apr-81                  292.7
16-Apr-81                  294.3
17-Apr-81                  294.3
20-Apr-81                  296.1
21-Apr-81                  297.1
22-Apr-81                  295.3
23-Apr-81                  295.3
24-Apr-81                  293.6
27-Apr-81                  292.5
28-Apr-81                  290.0
29-Apr-81                  287.7
30-Apr-81                  289.1
1-May-81                   290.0
4-May-81                   285.1
5-May-81                   284.5
6-May-81                   285.7
7-May-81                   285.9
8-May-81                   287.1
11-May-81                  284.8
12-May-81                  282.0
13-May-81                  281.6
14-May-81                  281.7
15-May-81                  280.7
18-May-81                  282.5
19-May-81                  281.3
20-May-81                  283.8
21-May-81                  282.4
22-May-81                  282.7
25-May-81                  282.7
26-May-81                  282.4
27-May-81                  284.9
28-May-81                  286.4
29-May-81                  287.5
1-Jun-81                   286.0
2-Jun-81                   284.9
3-Jun-81                   280.7
4-Jun-81                   279.9
5-Jun-81                   279.4
8-Jun-81                   279.9
9-Jun-81                   279.0
10-Jun-81                  280.7
11-Jun-81                  278.3
12-Jun-81                  279.4
15-Jun-81                  279.5
16-Jun-81                  277.4
17-Jun-81                  276.3
18-Jun-81                  276.6
19-Jun-81                  276.8
22-Jun-81                  275.5
23-Jun-81                  274.5
24-Jun-81                  273.2
25-Jun-81                  269.2
26-Jun-81                  266.5
29-Jun-81                  263.9
30-Jun-81                  263.9
1-Jul-81                   266.6
2-Jul-81                   267.4
3-Jul-81                   267.4
6-Jul-81                   270.8
7-Jul-81                   271.3
8-Jul-81                   272.7
9-Jul-81                   272.7
10-Jul-81                  276.5
13-Jul-81                  278.6
14-Jul-81                  276.2
15-Jul-81                  276.6
16-Jul-81                  277.2
17-Jul-81                  277.0
20-Jul-81                  273.6
21-Jul-81                  274.9
22-Jul-81                  275.6
23-Jul-81                  278.1
24-Jul-81                  278.9
27-Jul-81                  277.6
28-Jul-81                  279.7
29-Jul-81                  279.7
30-Jul-81                  277.4
31-Jul-81                  279.3
3-Aug-81                   277.9
4-Aug-81                   277.9
5-Aug-81                   278.0
6-Aug-81                   279.4
7-Aug-81                   278.9
10-Aug-81                  278.1
11-Aug-81                  279.1
12-Aug-81                  279.7
13-Aug-81                  277.7
14-Aug-81                  277.6
17-Aug-81                  277.9
18-Aug-81                  277.4
19-Aug-81                  278.4
20-Aug-81                  276.4
21-Aug-81                  274.7
24-Aug-81                  269.5
25-Aug-81                  268.1
26-Aug-81                  268.7
27-Aug-81                  269.5
28-Aug-81                  270.5
31-Aug-81                  269.4
1-Sep-81                   271.2
2-Sep-81                   273.4
3-Sep-81                   275.5
4-Sep-81                   273.5
7-Sep-81                   273.5
8-Sep-81                   270.4
9-Sep-81                   272.3
10-Sep-81                  274.5
11-Sep-81                  274.0
14-Sep-81                  275.5
15-Sep-81                  276.0
16-Sep-81                  273.7
17-Sep-81                  272.7
18-Sep-81                  272.2
21-Sep-81                  273.0
22-Sep-81                  272.1
23-Sep-81                  270.3
24-Sep-81                  269.7
25-Sep-81                  266.7
28-Sep-81                  266.8
29-Sep-81                  268.0
30-Sep-81                  268.6
1-Oct-81                   269.5
2-Oct-81                   271.1
5-Oct-81                   272.4
6-Oct-81                   273.5
7-Oct-81                   272.0
8-Oct-81                   271.6
9-Oct-81                   272.0
12-Oct-81                  271.3
13-Oct-81                  274.0
14-Oct-81                  272.0
15-Oct-81                  270.0
16-Oct-81                  269.7
19-Oct-81                  269.1
20-Oct-81                  266.6
21-Oct-81                  267.8
22-Oct-81                  267.3
23-Oct-81                  268.0
26-Oct-81                  266.6
27-Oct-81                  267.1
28-Oct-81                  267.2
29-Oct-81                  268.7
30-Oct-81                  268.9
2-Nov-81                   269.7
3-Nov-81                   269.4
4-Nov-81                   269.0
5-Nov-81                   269.8
6-Nov-81                   269.5
9-Nov-81                   268.8
10-Nov-81                  266.3
11-Nov-81                  267.0
12-Nov-81                  268.4
13-Nov-81                  268.9
16-Nov-81                  266.1
17-Nov-81                  265.1
18-Nov-81                  264.5
19-Nov-81                  264.5
20-Nov-81                  263.5
23-Nov-81                  261.0
24-Nov-81                  260.7
25-Nov-81                  261.7
26-Nov-81                  261.7
27-Nov-81                  262.2
30-Nov-81                  262.2
1-Dec-81                   262.7
2-Dec-81                   264.0
3-Dec-81                   263.5
4-Dec-81                   264.8
7-Dec-81                   261.4
8-Dec-81                   257.8
9-Dec-81                   256.5
10-Dec-81                  254.0
11-Dec-81                  255.2
14-Dec-81                  254.6
15-Dec-81                  252.7
16-Dec-81                  253.7
17-Dec-81                  255.2
18-Dec-81                  253.4
21-Dec-81                  250.5
22-Dec-81                  251.2
23-Dec-81                  252.1
24-Dec-81                  254.2
25-Dec-81                  254.2
28-Dec-81                  255.3
29-Dec-81                  254.0
30-Dec-81                  254.8
31-Dec-81                  254.9
1-Jan-82                   254.9
4-Jan-82                   256.4
5-Jan-82                   256.0
6-Jan-82                   258.2
7-Jan-82                   258.2
8-Jan-82                   257.5
11-Jan-82                  256.8
12-Jan-82                  257.5
13-Jan-82                  257.5
14-Jan-82                  259.6
15-Jan-82                  259.8
18-Jan-82                  259.8
19-Jan-82                  259.1
20-Jan-82                  260.8
21-Jan-82                  262.0
22-Jan-82                  261.9
25-Jan-82                  260.9
26-Jan-82                  263.0
27-Jan-82                  265.6
28-Jan-82                  265.8
29-Jan-82                  267.2
1-Feb-82                   268.2
2-Feb-82                   267.8
3-Feb-82                   268.3
4-Feb-82                   268.6
5-Feb-82                   267.9
8-Feb-82                   264.4
9-Feb-82                   264.4
10-Feb-82                  264.8
11-Feb-82                  263.4
12-Feb-82                  262.4
15-Feb-82                  262.4
16-Feb-82                  262.0
17-Feb-82                  261.2
18-Feb-82                  260.4
19-Feb-82                  258.6
22-Feb-82                  257.7
23-Feb-82                  256.9
24-Feb-82                  257.6
25-Feb-82                  257.2
26-Feb-82                  256.5
1-Mar-82                   256.8
2-Mar-82                   257.5
3-Mar-82                   255.7
4-Mar-82                   255.3
5-Mar-82                   253.6
8-Mar-82                   251.3
9-Mar-82                   252.1
10-Mar-82                  252.7
11-Mar-82                  251.3
12-Mar-82                  249.2
15-Mar-82                  250.6
16-Mar-82                  249.3
17-Mar-82                  250.8
18-Mar-82                  251.7
19-Mar-82                  250.5
22-Mar-82                  252.2
23-Mar-82                  252.7
24-Mar-82                  252.3
25-Mar-82                  250.2
26-Mar-82                  248.7
29-Mar-82                  249.4
30-Mar-82                  249.6
31-Mar-82                  250.1
1-Apr-82                   252.6
2-Apr-82                   253.7
5-Apr-82                   256.1
6-Apr-82                   255.5
7-Apr-82                   254.6
8-Apr-82                   256.9
9-Apr-82                   256.9
12-Apr-82                  256.2
13-Apr-82                  256.4
14-Apr-82                  257.3
15-Apr-82                  256.4
16-Apr-82                  255.0
19-Apr-82                  252.7
20-Apr-82                  253.5
21-Apr-82                  253.5
22-Apr-82                  252.5
23-Apr-82                  255.3
26-Apr-82                  256.0
27-Apr-82                  254.0
28-Apr-82                  253.7
29-Apr-82                  254.4
30-Apr-82                  253.1
3-May-82                   253.3
4-May-82                   252.8
5-May-82                   252.2
6-May-82                   252.2
7-May-82                   253.0
10-May-82                  251.6
11-May-82                  253.0
12-May-82                  252.2
13-May-82                  250.4
14-May-82                  251.8
17-May-82                  251.0
18-May-82                  250.5
19-May-82                  250.8
20-May-82                  250.7
21-May-82                  250.8
24-May-82                  248.5
25-May-82                  247.8
26-May-82                  247.7
27-May-82                  246.8
28-May-82                  244.9
31-May-82                  244.9
1-Jun-82                   241.7
2-Jun-82                   242.0
3-Jun-82                   240.6
4-Jun-82                   239.5
7-Jun-82                   241.9
8-Jun-82                   240.5
9-Jun-82                   238.8
10-Jun-82                  239.3
11-Jun-82                  240.6
14-Jun-82                  235.6
15-Jun-82                  235.8
16-Jun-82                  234.7
17-Jun-82                  231.5
18-Jun-82                  231.9
21-Jun-82                  233.0
22-Jun-82                  234.8
23-Jun-82                  237.4
24-Jun-82                  236.8
25-Jun-82                  237.3
28-Jun-82                  237.8
29-Jun-82                  239.4
30-Jun-82                  239.3
1-Jul-82                   239.6
2-Jul-82                   239.1
5-Jul-82                   239.1
6-Jul-82                   236.4
7-Jul-82                   235.2
8-Jul-82                   237.8
9-Jul-82                   240.5
12-Jul-82                  240.6
13-Jul-82                  242.4
14-Jul-82                  241.6
15-Jul-82                  240.8
16-Jul-82                  241.4
19-Jul-82                  238.7
20-Jul-82                  240.7
21-Jul-82                  240.1
22-Jul-82                  239.0
23-Jul-82                  239.2
26-Jul-82                  237.5
27-Jul-82                  236.1
28-Jul-82                  233.2
29-Jul-82                  233.5
30-Jul-82                  233.7
2-Aug-82                   236.9
3-Aug-82                   236.0
4-Aug-82                   236.0
5-Aug-82                   234.7
6-Aug-82                   232.5
9-Aug-82                   229.9
10-Aug-82                  229.1
11-Aug-82                  228.9
12-Aug-82                  228.1
13-Aug-82                  228.3
16-Aug-82                  227.1
17-Aug-82                  227.8
18-Aug-82                  232.3
19-Aug-82                  233.5
20-Aug-82                  234.5
23-Aug-82                  236.1
24-Aug-82                  237.2
25-Aug-82                  238.4
26-Aug-82                  238.0
27-Aug-82                  235.5
30-Aug-82                  234.5
31-Aug-82                  235.4
1-Sep-82                   236.2
2-Sep-82                   238.9
3-Sep-82                   239.8
6-Sep-82                   239.8
7-Sep-82                   237.4
8-Sep-82                   237.5
9-Sep-82                   235.8
10-Sep-82                  232.9
13-Sep-82                  233.9
14-Sep-82                  232.8
15-Sep-82                  233.7
16-Sep-82                  234.0
17-Sep-82                  231.6
20-Sep-82                  230.2
21-Sep-82                  231.2
22-Sep-82                  232.3
23-Sep-82                  232.8
24-Sep-82                  232.6
27-Sep-82                  231.6
28-Sep-82                  232.4
29-Sep-82                  229.4
30-Sep-82                  227.9
1-Oct-82                   228.6
4-Oct-82                   225.8
5-Oct-82                   226.8
6-Oct-82                   227.9
7-Oct-82                   231.8
8-Oct-82                   230.4
11-Oct-82                  233.4
12-Oct-82                  233.4
13-Oct-82                  234.3
14-Oct-82                  233.1
15-Oct-82                  231.6
18-Oct-82                  231.8
19-Oct-82                  230.6
20-Oct-82                  231.4
21-Oct-82                  230.6
22-Oct-82                  231.6
25-Oct-82                  228.6
26-Oct-82                  229.1
27-Oct-82                  229.3
28-Oct-82                  229.6
29-Oct-82                  229.9
1-Nov-82                   231.2
2-Nov-82                   231.2
3-Nov-82                   232.4
4-Nov-82                   233.5
5-Nov-82                   234.5
8-Nov-82                   233.2
9-Nov-82                   233.6
10-Nov-82                  233.2
11-Nov-82                  233.4
12-Nov-82                  233.9
15-Nov-82                  233.1
16-Nov-82                  234.5
17-Nov-82                  234.0
18-Nov-82                  235.4
19-Nov-82                  236.3
22-Nov-82                  234.9
23-Nov-82                  233.6
24-Nov-82                  233.8
25-Nov-82                  233.8
26-Nov-82                  234.6
29-Nov-82                  234.1
30-Nov-82                  235.7
1-Dec-82                   235.7
2-Dec-82                   233.9
3-Dec-82                   232.9
6-Dec-82                   233.3
7-Dec-82                   235.1
8-Dec-82                   232.8
9-Dec-82                   233.7
10-Dec-82                  232.0
13-Dec-82                  232.5
14-Dec-82                  231.1
15-Dec-82                  231.7
16-Dec-82                  232.0
17-Dec-82                  232.6
20-Dec-82                  233.0
21-Dec-82                  234.2
22-Dec-82                  233.7
23-Dec-82                  234.1
24-Dec-82                  234.1
27-Dec-82                  235.3
28-Dec-82                  235.7
29-Dec-82                  235.4
30-Dec-82                  234.0
31-Dec-82                  234.0
3-Jan-83                   235.8
4-Jan-83                   234.8
5-Jan-83                   236.5
6-Jan-83                   236.8
7-Jan-83                   237.8
10-Jan-83                  240.0
11-Jan-83                  238.9
12-Jan-83                  240.5
13-Jan-83                  240.8
14-Jan-83                  242.2
17-Jan-83                  241.8
18-Jan-83                  241.2
19-Jan-83                  238.4
20-Jan-83                  239.1
21-Jan-83                  239.2
24-Jan-83                  239.1
25-Jan-83                  240.5
26-Jan-83                  240.6
27-Jan-83                  241.7
28-Jan-83                  241.0
31-Jan-83                  242.7
1-Feb-83                   243.8
2-Feb-83                   243.6
3-Feb-83                   242.0
4-Feb-83                   242.2
7-Feb-83                   241.7
8-Feb-83                   240.7
9-Feb-83                   240.3
10-Feb-83                  243.2
11-Feb-83                  244.0
14-Feb-83                  245.1
15-Feb-83                  245.0
16-Feb-83                  243.9
17-Feb-83                  244.6
18-Feb-83                  244.1
21-Feb-83                  244.1
22-Feb-83                  240.3
23-Feb-83                  240.1
24-Feb-83                  239.6
25-Feb-83                  237.3
28-Feb-83                  232.1
1-Mar-83                   232.8
2-Mar-83                   234.4
3-Mar-83                   234.4
4-Mar-83                   233.6
7-Mar-83                   234.7
8-Mar-83                   234.3
9-Mar-83                   234.8
10-Mar-83                  235.3
11-Mar-83                  235.2
14-Mar-83                  237.8
15-Mar-83                  236.1
16-Mar-83                  235.8
17-Mar-83                  236.9
18-Mar-83                  236.8
21-Mar-83                  238.5
22-Mar-83                  237.8
23-Mar-83                  241.7
24-Mar-83                  240.2
25-Mar-83                  239.7
28-Mar-83                  240.5
29-Mar-83                  242.0
30-Mar-83                  241.2
31-Mar-83                  242.1
1-Apr-83                   242.1
4-Apr-83                   245.7
5-Apr-83                   245.3
6-Apr-83                   244.7
7-Apr-83                   246.3
8-Apr-83                   246.5
11-Apr-83                  246.6
12-Apr-83                  245.9
13-Apr-83                  246.2
14-Apr-83                  245.7
15-Apr-83                  245.2
18-Apr-83                  246.7
19-Apr-83                  245.6
20-Apr-83                  245.7
21-Apr-83                  244.8
22-Apr-83                  246.6
25-Apr-83                  246.5
26-Apr-83                  247.3
27-Apr-83                  245.7
28-Apr-83                  245.8
29-Apr-83                  246.7
2-May-83                   247.2
3-May-83                   248.1
4-May-83                   248.5
5-May-83                   248.6
6-May-83                   249.6
9-May-83                   249.8
10-May-83                  250.6
11-May-83                  249.2
12-May-83                  249.0
13-May-83                  250.1
16-May-83                  251.4
17-May-83                  252.7
18-May-83                  252.3
19-May-83                  251.1
20-May-83                  249.1
23-May-83                  249.9
24-May-83                  250.4
25-May-83                  250.5
26-May-83                  250.7
27-May-83                  250.9
30-May-83                  250.9
31-May-83                  249.7
1-Jun-83                   247.4
2-Jun-83                   248.1
3-Jun-83                   248.4
6-Jun-83                   246.8
7-Jun-83                   246.7
8-Jun-83                   246.3
9-Jun-83                   248.8
10-Jun-83                  247.8
13-Jun-83                  247.8
14-Jun-83                  246.6
15-Jun-83                  245.6
16-Jun-83                  246.2
17-Jun-83                  245.9
20-Jun-83                  246.7
21-Jun-83                  248.3
22-Jun-83                  249.5
23-Jun-83                  249.2
24-Jun-83                  248.4
27-Jun-83                  245.4
28-Jun-83                  244.2
29-Jun-83                  245.1
30-Jun-83                  246.2
1-Jul-83                   246.9
4-Jul-83                   246.9
5-Jul-83                   245.2
6-Jul-83                   246.8
7-Jul-83                   248.4
8-Jul-83                   247.1
11-Jul-83                  249.4
12-Jul-83                  248.3
13-Jul-83                  248.3
14-Jul-83                  247.5
15-Jul-83                  248.0
18-Jul-83                  248.9
19-Jul-83                  249.7
20-Jul-83                  255.6
21-Jul-83                  256.5
22-Jul-83                  258.9
25-Jul-83                  260.1
26-Jul-83                  259.4
27-Jul-83                  259.4
28-Jul-83                  261.7
29-Jul-83                  259.9
1-Aug-83                   263.5
2-Aug-83                   265.9
3-Aug-83                   268.4
4-Aug-83                   267.0
5-Aug-83                   270.2
8-Aug-83                   268.6
9-Aug-83                   267.8
10-Aug-83                  272.2
11-Aug-83                  273.2
12-Aug-83                  274.5
15-Aug-83                  280.8
16-Aug-83                  280.3
17-Aug-83                  278.3
18-Aug-83                  275.0
19-Aug-83                  272.9
22-Aug-83                  278.5
23-Aug-83                  279.5
24-Aug-83                  279.5
25-Aug-83                  280.1
26-Aug-83                  281.6
29-Aug-83                  279.7
30-Aug-83                  276.7
31-Aug-83                  278.7
1-Sep-83                   277.2
2-Sep-83                   278.9
5-Sep-83                   278.9
6-Sep-83                   280.8
7-Sep-83                   280.9
8-Sep-83                   281.4
9-Sep-83                   283.8
12-Sep-83                  282.8
13-Sep-83                  281.8
14-Sep-83                  279.1
15-Sep-83                  276.0
16-Sep-83                  277.1
19-Sep-83                  280.2
20-Sep-83                  278.5
21-Sep-83                  282.1
22-Sep-83                  280.5
23-Sep-83                  278.2
26-Sep-83                  276.0
27-Sep-83                  277.0
28-Sep-83                  275.3
29-Sep-83                  272.5
30-Sep-83                  273.5
3-Oct-83                   270.4
4-Oct-83                   269.6
5-Oct-83                   271.3
6-Oct-83                   273.3
7-Oct-83                   272.7
10-Oct-83                  272.9
11-Oct-83                  272.2
12-Oct-83                  271.1
13-Oct-83                  273.8
14-Oct-83                  275.4
17-Oct-83                  274.8
18-Oct-83                  273.9
19-Oct-83                  270.9
20-Oct-83                  268.3
21-Oct-83                  269.0
24-Oct-83                  267.4
25-Oct-83                  269.0
26-Oct-83                  265.3
27-Oct-83                  265.8
28-Oct-83                  266.8
31-Oct-83                  264.6
1-Nov-83                   265.9
2-Nov-83                   267.6
3-Nov-83                   269.1
4-Nov-83                   270.3
7-Nov-83                   271.5
8-Nov-83                   273.8
9-Nov-83                   273.6
10-Nov-83                  273.3
11-Nov-83                  271.9
14-Nov-83                  271.5
15-Nov-83                  272.7
16-Nov-83                  269.7
17-Nov-83                  270.4
18-Nov-83                  269.2
21-Nov-83                  269.7
22-Nov-83                  270.4
23-Nov-83                  271.2
24-Nov-83                  271.2
25-Nov-83                  273.1
28-Nov-83                  274.3
29-Nov-83                  275.6
30-Nov-83                  273.9
1-Dec-83                   274.6
2-Dec-83                   272.5
5-Dec-83                   270.4
6-Dec-83                   270.4
7-Dec-83                   272.6
8-Dec-83                   271.7
9-Dec-83                   272.9
12-Dec-83                  272.9
13-Dec-83                  271.3
14-Dec-83                  271.9
15-Dec-83                  270.7
16-Dec-83                  272.4
19-Dec-83                  273.9
20-Dec-83                  272.3
21-Dec-83                  271.5
22-Dec-83                  273.4
23-Dec-83                  274.1
26-Dec-83                  274.1
27-Dec-83                  276.7
28-Dec-83                  276.0
29-Dec-83                  276.8
30-Dec-83                  277.6
2-Jan-84                   277.6
3-Jan-84                   276.1
4-Jan-84                   276.2
5-Jan-84                   278.3
6-Jan-84                   275.6
9-Jan-84                   273.6
10-Jan-84                  275.9
11-Jan-84                  276.5
12-Jan-84                  278.0
13-Jan-84                  278.0
16-Jan-84                  274.4
17-Jan-84                  274.7
18-Jan-84                  274.4
19-Jan-84                  276.0
20-Jan-84                  275.0
23-Jan-84                  274.1
24-Jan-84                  276.0
25-Jan-84                  275.1
26-Jan-84                  273.2
27-Jan-84                  275.2
30-Jan-84                  274.4
31-Jan-84                  273.6
1-Feb-84                   274.7
2-Feb-84                   276.1
3-Feb-84                   274.8
6-Feb-84                   272.9
7-Feb-84                   270.5
8-Feb-84                   271.6
9-Feb-84                   269.0
10-Feb-84                  268.3
13-Feb-84                  266.1
14-Feb-84                  267.0
15-Feb-84                  267.8
16-Feb-84                  268.0
17-Feb-84                  269.3
20-Feb-84                  269.3
21-Feb-84                  268.5
22-Feb-84                  271.6
23-Feb-84                  271.2
24-Feb-84                  271.0
27-Feb-84                  272.8
28-Feb-84                  270.6
29-Feb-84                  272.5
1-Mar-84                   274.7
2-Mar-84                   277.5
5-Mar-84                   279.2
6-Mar-84                   279.5
7-Mar-84                   277.7
8-Mar-84                   279.1
9-Mar-84                   280.4
12-Mar-84                  279.5
13-Mar-84                  279.9
14-Mar-84                  278.9
15-Mar-84                  280.0
16-Mar-84                  279.9
19-Mar-84                  279.4
20-Mar-84                  280.6
21-Mar-84                  281.3
22-Mar-84                  280.2
23-Mar-84                  280.8
26-Mar-84                  282.2
27-Mar-84                  281.3
28-Mar-84                  282.5
29-Mar-84                  282.7
30-Mar-84                  283.0
2-Apr-84                   282.9
3-Apr-84                   283.2
4-Apr-84                   283.0
5-Apr-84                   280.2
6-Apr-84                   281.1
9-Apr-84                   281.2
10-Apr-84                  281.2
11-Apr-84                  278.8
12-Apr-84                  277.2
13-Apr-84                  277.6
16-Apr-84                  276.8
17-Apr-84                  276.7
18-Apr-84                  278.3
19-Apr-84                  278.2
20-Apr-84                  278.2
23-Apr-84                  279.8
24-Apr-84                  278.8
25-Apr-84                  278.2
26-Apr-84                  276.1
27-Apr-84                  276.2
30-Apr-84                  275.1
1-May-84                   275.3
2-May-84                   276.7
3-May-84                   276.6
4-May-84                   276.4
7-May-84                   275.5
8-May-84                   276.1
9-May-84                   276.0
10-May-84                  276.2
11-May-84                  276.7
14-May-84                  277.4
15-May-84                  277.6
16-May-84                  280.6
17-May-84                  279.7
18-May-84                  283.0
21-May-84                  284.2
22-May-84                  283.0
23-May-84                  282.0
24-May-84                  283.1
25-May-84                  284.2
28-May-84                  284.2
29-May-84                  281.2
30-May-84                  280.6
31-May-84                  280.1
1-Jun-84                   280.3
4-Jun-84                   279.7
5-Jun-84                   279.4
6-Jun-84                   279.6
7-Jun-84                   278.3
8-Jun-84                   276.5
11-Jun-84                  275.1
12-Jun-84                  275.1
13-Jun-84                  276.2
14-Jun-84                  274.9
15-Jun-84                  273.9
18-Jun-84                  275.2
19-Jun-84                  277.3
20-Jun-84                  276.1
21-Jun-84                  275.5
22-Jun-84                  273.1
25-Jun-84                  270.8
26-Jun-84                  269.6
27-Jun-84                  268.7
28-Jun-84                  268.4
29-Jun-84                  271.0
2-Jul-84                   268.3
3-Jul-84                   265.1
4-Jul-84                   265.1
5-Jul-84                   260.1
6-Jul-84                   259.9
9-Jul-84                   261.4
10-Jul-84                  259.5
11-Jul-84                  256.4
12-Jul-84                  257.5
13-Jul-84                  257.6
16-Jul-84                  258.1
17-Jul-84                  257.0
18-Jul-84                  257.7
19-Jul-84                  258.3
20-Jul-84                  256.4
23-Jul-84                  255.1
24-Jul-84                  252.7
25-Jul-84                  251.3
26-Jul-84                  249.5
27-Jul-84                  250.2
30-Jul-84                  249.8
31-Jul-84                  249.4
1-Aug-84                   253.6
2-Aug-84                   256.9
3-Aug-84                   258.7
6-Aug-84                   258.0
7-Aug-84                   257.6
8-Aug-84                   256.5
9-Aug-84                   257.6
10-Aug-84                  256.2
13-Aug-84                  257.2
14-Aug-84                  259.8
15-Aug-84                  258.5
16-Aug-84                  259.3
17-Aug-84                  257.5
20-Aug-84                  253.3
21-Aug-84                  254.1
22-Aug-84                  257.0
23-Aug-84                  256.6
24-Aug-84                  257.3
27-Aug-84                  259.7
28-Aug-84                  258.7
29-Aug-84                  257.5
30-Aug-84                  258.1
31-Aug-84                  257.1
3-Sep-84                   257.1
4-Sep-84                   255.1
5-Sep-84                   255.7
6-Sep-84                   256.3
7-Sep-84                   254.3
10-Sep-84                  255.2
11-Sep-84                  255.2
12-Sep-84                  255.6
13-Sep-84                  253.6
14-Sep-84                  254.0
17-Sep-84                  250.3
18-Sep-84                  251.7
19-Sep-84                  252.5
20-Sep-84                  252.2
21-Sep-84                  253.6
24-Sep-84                  252.5
25-Sep-84                  252.8
26-Sep-84                  252.5
27-Sep-84                  253.4
28-Sep-84                  251.4
1-Oct-84                   252.4
2-Oct-84                   253.6
3-Oct-84                   253.8
4-Oct-84                   254.0
5-Oct-84                   253.4
8-Oct-84                   253.4
9-Oct-84                   253.0
10-Oct-84                  253.7
11-Oct-84                  253.8
12-Oct-84                  253.9
15-Oct-84                  254.0
16-Oct-84                  253.2
17-Oct-84                  252.1
18-Oct-84                  252.0
19-Oct-84                  252.2
22-Oct-84                  252.8
23-Oct-84                  253.4
24-Oct-84                  254.1
25-Oct-84                  254.1
26-Oct-84                  254.5
29-Oct-84                  252.8
30-Oct-84                  253.8
31-Oct-84                  254.8
1-Nov-84                   256.9
2-Nov-84                   257.2
5-Nov-84                   257.4
6-Nov-84                   257.8
7-Nov-84                   258.7
8-Nov-84                   258.6
9-Nov-84                   257.8
12-Nov-84                  258.1
13-Nov-84                  257.4
14-Nov-84                  257.2
15-Nov-84                  257.3
16-Nov-84                  257.5
19-Nov-84                  256.1
20-Nov-84                  256.5
21-Nov-84                  256.8
22-Nov-84                  256.8
23-Nov-84                  256.0
26-Nov-84                  253.9
27-Nov-84                  252.7
28-Nov-84                  253.7
29-Nov-84                  253.7
30-Nov-84                  253.8
3-Dec-84                   253.2
4-Dec-84                   253.2
5-Dec-84                   252.7
6-Dec-84                   252.8
7-Dec-84                   250.5
10-Dec-84                  248.1
11-Dec-84                  247.9
12-Dec-84                  247.6
13-Dec-84                  246.5
14-Dec-84                  246.8
17-Dec-84                  246.0
18-Dec-84                  245.7
19-Dec-84                  244.6
20-Dec-84                  244.0
21-Dec-84                  244.7
24-Dec-84                  245.2
25-Dec-84                  245.2
26-Dec-84                  246.0
27-Dec-84                  244.6
28-Dec-84                  244.5
31-Dec-84                  244.2
1-Jan-85                   244.2
2-Jan-85                   243.4
3-Jan-85                   243.2
4-Jan-85                   241.7
7-Jan-85                   243.7
8-Jan-85                   242.0
9-Jan-85                   244.0
10-Jan-85                  244.8
11-Jan-85                  244.2
14-Jan-85                  245.0
15-Jan-85                  245.0
16-Jan-85                  244.9
17-Jan-85                  245.0
18-Jan-85                  245.5
21-Jan-85                  246.7
22-Jan-85                  244.4
23-Jan-85                  245.1
24-Jan-85                  244.7
25-Jan-85                  245.7
28-Jan-85                  246.7
29-Jan-85                  243.3
30-Jan-85                  247.9
31-Jan-85                  247.1
1-Feb-85                   248.1
4-Feb-85                   247.3
5-Feb-85                   247.6
6-Feb-85                   246.7
7-Feb-85                   245.7
8-Feb-85                   245.4
11-Feb-85                  244.9
12-Feb-85                  243.5
13-Feb-85                  244.1
14-Feb-85                  243.1
15-Feb-85                  244.7
18-Feb-85                  244.7
19-Feb-85                  243.4
20-Feb-85                  242.8
21-Feb-85                  241.4
22-Feb-85                  240.0
25-Feb-85                  236.6
26-Feb-85                  238.0
27-Feb-85                  238.9
28-Feb-85                  238.2
1-Mar-85                   239.1
4-Mar-85                   239.5
5-Mar-85                   238.2
6-Mar-85                   239.3
7-Mar-85                   239.3
8-Mar-85                   238.2
11-Mar-85                  238.6
12-Mar-85                  238.5
13-Mar-85                  239.4
14-Mar-85                  238.9
15-Mar-85                  238.7
18-Mar-85                  240.4
19-Mar-85                  245.2
20-Mar-85                  243.2
21-Mar-85                  243.4
22-Mar-85                  243.4
25-Mar-85                  242.9
26-Mar-85                  243.9
27-Mar-85                  244.7
28-Mar-85                  244.4
29-Mar-85                  244.4
1-Apr-85                   243.9
2-Apr-85                   244.1
3-Apr-85                   243.4
4-Apr-85                   244.7
5-Apr-85                   244.7
8-Apr-85                   246.1
9-Apr-85                   245.9
10-Apr-85                  246.1
11-Apr-85                  247.1
12-Apr-85                  245.7
15-Apr-85                  244.5
16-Apr-85                  244.0
17-Apr-85                  242.9
18-Apr-85                  242.8
19-Apr-85                  243.0
22-Apr-85                  242.6
23-Apr-85                  241.5
24-Apr-85                  242.0
25-Apr-85                  242.1
26-Apr-85                  241.0
29-Apr-85                  241.6
30-Apr-85                  239.3
1-May-85                   239.7
2-May-85                   238.4
3-May-85                   236.9
6-May-85                   236.8
7-May-85                   237.0
8-May-85                   237.0
9-May-85                   238.0
10-May-85                  238.9
13-May-85                  239.1
14-May-85                  238.5
15-May-85                  238.2
16-May-85                  236.8
17-May-85                  236.8
20-May-85                  236.5
21-May-85                  236.1
22-May-85                  235.3
23-May-85                  235.0
24-May-85                  234.5
27-May-85                  234.5
28-May-85                  231.2
29-May-85                  231.6
30-May-85                  230.9
31-May-85                  232.3
3-Jun-85                   233.3
4-Jun-85                   231.7
5-Jun-85                   231.8
6-Jun-85                   233.0
7-Jun-85                   233.8
10-Jun-85                  232.6
11-Jun-85                  232.8
12-Jun-85                  233.0
13-Jun-85                  233.1
14-Jun-85                  232.8
17-Jun-85                  231.4
18-Jun-85                  232.9
19-Jun-85                  230.8
20-Jun-85                  228.8
21-Jun-85                  229.1
24-Jun-85                  228.5
25-Jun-85                  228.3
26-Jun-85                  227.4
27-Jun-85                  227.0
28-Jun-85                  226.6
1-Jul-85                   224.5
2-Jul-85                   223.9
3-Jul-85                   224.1
4-Jul-85                   224.1
5-Jul-85                   226.6
8-Jul-85                   226.6
9-Jul-85                   226.4
10-Jul-85                  228.0
11-Jul-85                  226.4
12-Jul-85                  227.1
15-Jul-85                  225.5
16-Jul-85                  225.4
17-Jul-85                  225.6
18-Jul-85                  224.7
19-Jul-85                  223.4
22-Jul-85                  223.8
23-Jul-85                  222.5
24-Jul-85                  221.2
25-Jul-85                  222.3
26-Jul-85                  224.7
29-Jul-85                  223.4
30-Jul-85                  219.3
31-Jul-85                  220.7
1-Aug-85                   221.6
2-Aug-85                   221.0
5-Aug-85                   221.1
6-Aug-85                   220.3
7-Aug-85                   219.9
8-Aug-85                   219.2
9-Aug-85                   219.4
12-Aug-85                  220.0
13-Aug-85                  219.1
14-Aug-85                  220.5
15-Aug-85                  221.7
16-Aug-85                  221.0
19-Aug-85                  219.5
20-Aug-85                  218.2
21-Aug-85                  218.6
22-Aug-85                  217.7
23-Aug-85                  218.7
26-Aug-85                  218.0
27-Aug-85                  219.2
28-Aug-85                  219.5
29-Aug-85                  219.0
30-Aug-85                  219.7
2-Sep-85                   219.7
3-Sep-85                   218.2
4-Sep-85                   219.2
5-Sep-85                   219.7
6-Sep-85                   219.1
9-Sep-85                   217.2
10-Sep-85                  218.4
11-Sep-85                  218.2
12-Sep-85                  219.2
13-Sep-85                  219.7
16-Sep-85                  220.6
17-Sep-85                  220.8
18-Sep-85                  220.4
19-Sep-85                  220.6
20-Sep-85                  220.6
23-Sep-85                  223.7
24-Sep-85                  223.7
25-Sep-85                  224.2
26-Sep-85                  223.3
27-Sep-85                  223.5
30-Sep-85                  222.9
1-Oct-85                   223.8
2-Oct-85                   224.0
3-Oct-85                   225.2
4-Oct-85                   224.0
7-Oct-85                   223.4
8-Oct-85                   224.9
9-Oct-85                   224.9
10-Oct-85                  224.1
11-Oct-85                  223.7
14-Oct-85                  223.4
15-Oct-85                  223.2
16-Oct-85                  221.9
17-Oct-85                  222.5
18-Oct-85                  222.3
21-Oct-85                  221.9
22-Oct-85                  223.3
23-Oct-85                  222.9
24-Oct-85                  223.0
25-Oct-85                  222.7
28-Oct-85                  222.7
29-Oct-85                  223.9
30-Oct-85                  224.5
31-Oct-85                  225.6
1-Nov-85                   226.6
4-Nov-85                   225.8
5-Nov-85                   226.1
6-Nov-85                   225.6
7-Nov-85                   225.2
8-Nov-85                   226.0
11-Nov-85                  226.4
12-Nov-85                  226.5
13-Nov-85                  225.4
14-Nov-85                  225.1
15-Nov-85                  223.8
18-Nov-85                  223.9
19-Nov-85                  225.3
20-Nov-85                  225.7
21-Nov-85                  226.2
22-Nov-85                  227.0
25-Nov-85                  226.8
26-Nov-85                  227.1
27-Nov-85                  226.8
28-Nov-85                  226.8
29-Nov-85                  227.7
2-Dec-85                   227.9
3-Dec-85                   228.0
4-Dec-85                   228.9
5-Dec-85                   229.6
6-Dec-85                   229.8
9-Dec-85                   228.8
10-Dec-85                  228.2
11-Dec-85                  227.6
12-Dec-85                  229.3
13-Dec-85                  230.1
16-Dec-85                  231.1
17-Dec-85                  229.6
18-Dec-85                  228.8
19-Dec-85                  230.3
20-Dec-85                  230.1
23-Dec-85                  229.0
24-Dec-85                  230.0
25-Dec-85                  230.0
26-Dec-85                  230.3
27-Dec-85                  229.9
30-Dec-85                  229.3
31-Dec-85                  229.2
1-Jan-86                   229.2
2-Jan-86                   229.1
3-Jan-86                   228.4
6-Jan-86                   229.5
7-Jan-86                   231.1
8-Jan-86                   229.8
9-Jan-86                   229.6
10-Jan-86                  229.4
13-Jan-86                  225.9
14-Jan-86                  225.3
15-Jan-86                  226.8
16-Jan-86                  225.5
17-Jan-86                  225.6
20-Jan-86                  224.7
21-Jan-86                  223.1
22-Jan-86                  223.4
23-Jan-86                  224.6
24-Jan-86                  224.0
27-Jan-86                  224.6
28-Jan-86                  223.0
29-Jan-86                  221.6
30-Jan-86                  221.4
31-Jan-86                  219.9
3-Feb-86                   216.6
4-Feb-86                   213.6
5-Feb-86                   216.0
6-Feb-86                   215.8
7-Feb-86                   216.5
10-Feb-86                  216.5
11-Feb-86                  215.1
12-Feb-86                  213.9
13-Feb-86                  213.1
14-Feb-86                  212.5
17-Feb-86                  212.5
18-Feb-86                  211.6
19-Feb-86                  211.6
20-Feb-86                  211.0
21-Feb-86                  211.7
24-Feb-86                  213.8
25-Feb-86                  213.3
26-Feb-86                  211.1
27-Feb-86                  210.5
28-Feb-86                  209.9
3-Mar-86                   209.4
4-Mar-86                   210.2
5-Mar-86                   209.4
6-Mar-86                   211.2
7-Mar-86                   209.4
10-Mar-86                  211.0
11-Mar-86                  212.1
12-Mar-86                  214.5
13-Mar-86                  213.1
14-Mar-86                  213.0
17-Mar-86                  215.6
18-Mar-86                  216.5
19-Mar-86                  215.6
20-Mar-86                  213.5
21-Mar-86                  214.5
24-Mar-86                  212.2
25-Mar-86                  212.1
26-Mar-86                  212.6
27-Mar-86                  211.7
28-Mar-86                  211.7
31-Mar-86                  209.6
1-Apr-86                   209.6
2-Apr-86                   210.2
3-Apr-86                   208.1
4-Apr-86                   208.2
7-Apr-86                   210.2
8-Apr-86                   208.4
9-Apr-86                   207.2
10-Apr-86                  206.3
11-Apr-86                  206.3
14-Apr-86                  205.3
15-Apr-86                  205.0
16-Apr-86                  203.0
17-Apr-86                  204.4
18-Apr-86                  204.3
21-Apr-86                  203.3
22-Apr-86                  204.8
23-Apr-86                  205.0
24-Apr-86                  205.1
25-Apr-86                  205.0
28-Apr-86                  204.7
29-Apr-86                  208.1
30-Apr-86                  213.5
1-May-86                   210.4
2-May-86                   209.3
5-May-86                   209.8
6-May-86                   211.7
7-May-86                   211.6
8-May-86                   215.9
9-May-86                   216.1
12-May-86                  213.0
13-May-86                  214.2
14-May-86                  213.6
15-May-86                  213.7
16-May-86                  212.4
19-May-86                  211.6
20-May-86                  210.1
21-May-86                  208.3
22-May-86                  208.1
23-May-86                  209.0
26-May-86                  209.0
27-May-86                  207.3
28-May-86                  207.3
29-May-86                  206.3
30-May-86                  205.5
2-Jun-86                   204.5
3-Jun-86                   203.2
4-Jun-86                   202.8
5-Jun-86                   204.3
6-Jun-86                   204.8
9-Jun-86                   204.8
10-Jun-86                  204.3
11-Jun-86                  205.2
12-Jun-86                  204.8
13-Jun-86                  204.5
16-Jun-86                  202.4
17-Jun-86                  203.2
18-Jun-86                  204.4
19-Jun-86                  205.1
20-Jun-86                  204.5
23-Jun-86                  204.1
24-Jun-86                  203.3
25-Jun-86                  203.3
26-Jun-86                  203.6
27-Jun-86                  203.1
30-Jun-86                  201.6
1-Jul-86                   200.2
2-Jul-86                   200.2
3-Jul-86                   200.2
4-Jul-86                   200.2
7-Jul-86                   199.3
8-Jul-86                   199.3
9-Jul-86                   199.1
10-Jul-86                  197.1
11-Jul-86                  196.9
14-Jul-86                  197.5
15-Jul-86                  200.7
16-Jul-86                  203.8
17-Jul-86                  201.9
18-Jul-86                  202.5
21-Jul-86                  203.7
22-Jul-86                  201.0
23-Jul-86                  200.9
24-Jul-86                  201.0
25-Jul-86                  201.4
28-Jul-86                  201.9
29-Jul-86                  201.5
30-Jul-86                  202.1
31-Jul-86                  200.5
1-Aug-86                   201.2
4-Aug-86                   201.1
5-Aug-86                   201.3
6-Aug-86                   202.0
7-Aug-86                   202.9
8-Aug-86                   203.3
11-Aug-86                  204.9
12-Aug-86                  204.7
13-Aug-86                  204.1
14-Aug-86                  204.7
15-Aug-86                  204.5
18-Aug-86                  204.7
19-Aug-86                  203.0
20-Aug-86                  203.8
21-Aug-86                  204.5
22-Aug-86                  204.0
25-Aug-86                  204.2
26-Aug-86                  205.2
27-Aug-86                  206.2
28-Aug-86                  206.3
29-Aug-86                  207.1
1-Sep-86                   207.1
2-Sep-86                   209.3
3-Sep-86                   210.7
4-Sep-86                   211.4
5-Sep-86                   212.3
8-Sep-86                   211.2
9-Sep-86                   209.7
10-Sep-86                  208.2
11-Sep-86                  209.1
12-Sep-86                  210.3
15-Sep-86                  209.6
16-Sep-86                  208.6
17-Sep-86                  208.6
18-Sep-86                  209.6
19-Sep-86                  211.4
22-Sep-86                  210.9
23-Sep-86                  211.7
24-Sep-86                  210.9
25-Sep-86                  209.6
26-Sep-86                  209.2
29-Sep-86                  211.1
30-Sep-86                  210.9
1-Oct-86                   211.0
2-Oct-86                   212.0
3-Oct-86                   210.3
6-Oct-86                   209.8
7-Oct-86                   211.0
8-Oct-86                   211.0
9-Oct-86                   210.5
10-Oct-86                  210.8
13-Oct-86                  210.8
14-Oct-86                  211.0
15-Oct-86                  211.3
16-Oct-86                  211.6
17-Oct-86                  211.9
20-Oct-86                  213.4
21-Oct-86                  213.0
22-Oct-86                  212.9
23-Oct-86                  210.9
24-Oct-86                  210.2
27-Oct-86                  211.2
28-Oct-86                  211.3
29-Oct-86                  209.7
30-Oct-86                  212.5
31-Oct-86                  211.3
3-Nov-86                   212.1
4-Nov-86                   212.5
5-Nov-86                   212.7
6-Nov-86                   212.7
7-Nov-86                   213.0
10-Nov-86                  213.3
11-Nov-86                  212.3
12-Nov-86                  212.7
13-Nov-86                  212.4
14-Nov-86                  210.9
17-Nov-86                  208.9
18-Nov-86                  210.0
19-Nov-86                  208.9
20-Nov-86                  209.5
21-Nov-86                  208.6
24-Nov-86                  208.4
25-Nov-86                  209.2
26-Nov-86                  209.5
27-Nov-86                  209.5
28-Nov-86                  210.7
1-Dec-86                   212.0
2-Dec-86                   210.8
3-Dec-86                   210.4
4-Dec-86                   209.0
5-Dec-86                   209.9
8-Dec-86                   209.2
9-Dec-86                   208.2
10-Dec-86                  209.3
11-Dec-86                  209.7
12-Dec-86                  209.6
15-Dec-86                  209.7
16-Dec-86                  209.2
17-Dec-86                  208.6
18-Dec-86                  208.6
19-Dec-86                  207.7
22-Dec-86                  208.0
23-Dec-86                  207.5
24-Dec-86                  208.5
25-Dec-86                  208.5
26-Dec-86                  208.7
29-Dec-86                  208.0
30-Dec-86                  208.3
31-Dec-86                  209.1
1-Jan-87                   209.1
2-Jan-87                   209.5
5-Jan-87                   208.5
6-Jan-87                   208.3
7-Jan-87                   209.0
8-Jan-87                   210.4
9-Jan-87                   210.8
12-Jan-87                  211.7
13-Jan-87                  211.4
14-Jan-87                  212.1
15-Jan-87                  211.5
16-Jan-87                  211.4
19-Jan-87                  211.8
20-Jan-87                  211.4
21-Jan-87                  212.0
22-Jan-87                  212.8
23-Jan-87                  213.1
26-Jan-87                  213.9
27-Jan-87                  213.3
28-Jan-87                  211.6
29-Jan-87                  212.6
30-Jan-87                  212.6
2-Feb-87                   212.8
3-Feb-87                   213.7
4-Feb-87                   213.5
5-Feb-87                   212.9
6-Feb-87                   212.4
9-Feb-87                   212.4
10-Feb-87                  211.7
11-Feb-87                  210.5
12-Feb-87                  208.3
13-Feb-87                  208.0
16-Feb-87                  208.0
17-Feb-87                  206.9
18-Feb-87                  204.6
19-Feb-87                  204.9
20-Feb-87                  207.8
23-Feb-87                  205.4
24-Feb-87                  205.4
25-Feb-87                  204.2
26-Feb-87                  205.0
27-Feb-87                  205.4
2-Mar-87                   206.3
3-Mar-87                   205.7
4-Mar-87                   205.7
5-Mar-87                   206.7
6-Mar-87                   207.4
9-Mar-87                   207.6
10-Mar-87                  207.3
11-Mar-87                  207.4
12-Mar-87                  208.3
13-Mar-87                  207.8
16-Mar-87                  206.9
17-Mar-87                  207.6
18-Mar-87                  207.9
19-Mar-87                  208.2
20-Mar-87                  207.6
23-Mar-87                  208.1
24-Mar-87                  209.5
25-Mar-87                  208.7
26-Mar-87                  208.4
27-Mar-87                  210.0
30-Mar-87                  210.1
31-Mar-87                  208.7
1-Apr-87                   209.4
2-Apr-87                   209.4
3-Apr-87                   209.8
6-Apr-87                   210.6
7-Apr-87                   212.3
8-Apr-87                   212.4
9-Apr-87                   214.8
10-Apr-87                  214.1
13-Apr-87                  215.3
14-Apr-87                  217.6
15-Apr-87                  217.0
16-Apr-87                  217.6
17-Apr-87                  217.6
20-Apr-87                  219.2
21-Apr-87                  217.6
22-Apr-87                  216.1
23-Apr-87                  219.1
24-Apr-87                  221.7
27-Apr-87                  219.0
28-Apr-87                  219.0
29-Apr-87                  219.7
30-Apr-87                  221.7
1-May-87                   222.6
4-May-87                   226.3
5-May-87                   225.3
6-May-87                   226.7
7-May-87                   228.4
8-May-87                   229.2
11-May-87                  235.4
12-May-87                  232.9
13-May-87                  232.1
14-May-87                  234.8
15-May-87                  235.6
18-May-87                  230.9
19-May-87                  231.2
20-May-87                  229.2
21-May-87                  230.8
22-May-87                  229.0
25-May-87                  229.0
26-May-87                  225.2
27-May-87                  226.0
28-May-87                  225.5
29-May-87                  224.9
1-Jun-87                   223.8
2-Jun-87                   225.8
3-Jun-87                   226.6
4-Jun-87                   227.1
5-Jun-87                   228.0
8-Jun-87                   227.3
9-Jun-87                   228.2
10-Jun-87                  227.2
11-Jun-87                  229.8
12-Jun-87                  230.0
15-Jun-87                  234.6
16-Jun-87                  234.0
17-Jun-87                  231.2
18-Jun-87                  231.0
19-Jun-87                  229.5
22-Jun-87                  223.1
23-Jun-87                  225.3
24-Jun-87                  226.6
25-Jun-87                  226.1
26-Jun-87                  227.0
29-Jun-87                  224.7
30-Jun-87                  225.9
1-Jul-87                   226.1
2-Jul-87                   227.1
3-Jul-87                   227.1
6-Jul-87                   227.8
7-Jul-87                   227.6
8-Jul-87                   226.3
9-Jul-87                   227.0
10-Jul-87                  226.6
13-Jul-87                  225.5
14-Jul-87                  225.5
15-Jul-87                  225.6
16-Jul-87                  223.9
17-Jul-87                  221.0
20-Jul-87                  223.5
21-Jul-87                  220.7
22-Jul-87                  221.7
23-Jul-87                  221.5
24-Jul-87                  221.5
27-Jul-87                  221.5
28-Jul-87                  223.5
29-Jul-87                  223.0
30-Jul-87                  225.1
31-Jul-87                  225.9
3-Aug-87                   226.8
4-Aug-87                   226.0
5-Aug-87                   224.6
6-Aug-87                   223.9
7-Aug-87                   222.5
10-Aug-87                  223.6
11-Aug-87                  224.4
12-Aug-87                  225.7
13-Aug-87                  224.5
14-Aug-87                  224.2
17-Aug-87                  224.6
18-Aug-87                  224.4
19-Aug-87                  225.5
20-Aug-87                  224.7
21-Aug-87                  224.5
24-Aug-87                  224.4
25-Aug-87                  223.2
26-Aug-87                  224.8
27-Aug-87                  224.5
28-Aug-87                  222.4
31-Aug-87                  223.0
1-Sep-87                   223.5
2-Sep-87                   224.9
3-Sep-87                   224.5
4-Sep-87                   224.7
7-Sep-87                   224.7
8-Sep-87                   224.1
9-Sep-87                   225.2
10-Sep-87                  226.9
11-Sep-87                  225.8
14-Sep-87                  225.2
15-Sep-87                  225.3
16-Sep-87                  225.9
17-Sep-87                  226.4
18-Sep-87                  226.0
21-Sep-87                  227.3
22-Sep-87                  225.6
23-Sep-87                  226.4
24-Sep-87                  225.8
25-Sep-87                  225.9
28-Sep-87                  225.3
29-Sep-87                  225.4
30-Sep-87                  223.8
1-Oct-87                   226.9
2-Oct-87                   227.8
5-Oct-87                   229.2
6-Oct-87                   228.9
7-Oct-87                   229.4
8-Oct-87                   230.2
9-Oct-87                   230.2
12-Oct-87                  230.2
13-Oct-87                  230.4
14-Oct-87                  231.3
15-Oct-87                  231.7
16-Oct-87                  232.7
19-Oct-87                  229.5
20-Oct-87                  224.8
21-Oct-87                  227.1
22-Oct-87                  226.4
23-Oct-87                  227.5
26-Oct-87                  224.3
27-Oct-87                  224.3
28-Oct-87                  224.5
29-Oct-87                  222.7
30-Oct-87                  223.4
2-Nov-87                   222.8
3-Nov-87                   221.4
4-Nov-87                   221.1
5-Nov-87                   221.8
6-Nov-87                   224.2
9-Nov-87                   225.0
10-Nov-87                  226.6
11-Nov-87                  226.6
12-Nov-87                  226.9
13-Nov-87                  227.3
16-Nov-87                  226.5
17-Nov-87                  228.5
18-Nov-87                  228.3
19-Nov-87                  228.4
20-Nov-87                  230.1
23-Nov-87                  231.8
24-Nov-87                  233.9
25-Nov-87                  235.2
26-Nov-87                  235.2
27-Nov-87                  237.1
30-Nov-87                  234.6
1-Dec-87                   234.7
2-Dec-87                   233.0
3-Dec-87                   231.1
4-Dec-87                   229.0
7-Dec-87                   229.0
8-Dec-87                   228.9
9-Dec-87                   229.7
10-Dec-87                  232.0
11-Dec-87                  231.6
14-Dec-87                  230.8
15-Dec-87                  227.7
16-Dec-87                  227.5
17-Dec-87                  229.6
18-Dec-87                  229.9
21-Dec-87                  230.4
22-Dec-87                  231.1
23-Dec-87                  232.4
24-Dec-87                  233.5
25-Dec-87                  233.5
28-Dec-87                  232.6
29-Dec-87                  232.7
30-Dec-87                  232.0
31-Dec-87                  232.5
1-Jan-88                   232.5
4-Jan-88                   234.4
5-Jan-88                   236.1
6-Jan-88                   237.4
7-Jan-88                   237.1
8-Jan-88                   238.3
11-Jan-88                  237.1
12-Jan-88                  235.1
13-Jan-88                  235.9
14-Jan-88                  236.6
15-Jan-88                  236.5
18-Jan-88                  238.4
19-Jan-88                  239.3
20-Jan-88                  237.3
21-Jan-88                  237.3
22-Jan-88                  238.4
25-Jan-88                  236.7
26-Jan-88                  236.2
27-Jan-88                  234.4
28-Jan-88                  232.6
29-Jan-88                  230.4
1-Feb-88                   229.8
2-Feb-88                   229.1
3-Feb-88                   229.9
4-Feb-88                   231.3
5-Feb-88                   230.9
8-Feb-88                   230.6
9-Feb-88                   231.3
10-Feb-88                  231.8
11-Feb-88                  232.1
12-Feb-88                  232.1
15-Feb-88                  232.1
16-Feb-88                  231.8
17-Feb-88                  232.9
18-Feb-88                  230.8
19-Feb-88                  231.4
22-Feb-88                  229.9
23-Feb-88                  226.5
24-Feb-88                  225.7
25-Feb-88                  224.3
26-Feb-88                  224.3
29-Feb-88                  225.7
1-Mar-88                   226.1
2-Mar-88                   226.0
3-Mar-88                   224.5
4-Mar-88                   225.7
7-Mar-88                   225.9
8-Mar-88                   225.8
9-Mar-88                   224.5
10-Mar-88                  224.6
11-Mar-88                  225.8
14-Mar-88                  226.1
15-Mar-88                  225.8
16-Mar-88                  226.2
17-Mar-88                  227.9
18-Mar-88                  228.4
21-Mar-88                  228.8
22-Mar-88                  230.8
23-Mar-88                  231.8
24-Mar-88                  233.0
25-Mar-88                  233.3
28-Mar-88                  233.3
29-Mar-88                  233.2
30-Mar-88                  233.5
31-Mar-88                  233.0
1-Apr-88                   233.0
4-Apr-88                   234.0
5-Apr-88                   233.2
6-Apr-88                   232.7
7-Apr-88                   233.6
8-Apr-88                   234.7
11-Apr-88                  236.0
12-Apr-88                  235.0
13-Apr-88                  233.1
14-Apr-88                  234.2
15-Apr-88                  233.4
18-Apr-88                  234.0
19-Apr-88                  234.4
20-Apr-88                  234.1
21-Apr-88                  233.1
22-Apr-88                  233.1
25-Apr-88                  232.8
26-Apr-88                  233.7
27-Apr-88                  234.5
28-Apr-88                  233.1
29-Apr-88                  234.4
2-May-88                   232.5
3-May-88                   232.9
4-May-88                   233.2
5-May-88                   233.6
6-May-88                   234.6
9-May-88                   236.0
10-May-88                  237.1
11-May-88                  237.5
12-May-88                  237.5
13-May-88                  239.0
16-May-88                  241.9
17-May-88                  241.9
18-May-88                  242.9
19-May-88                  244.3
20-May-88                  246.1
23-May-88                  244.1
24-May-88                  245.9
25-May-88                  242.9
26-May-88                  242.2
27-May-88                  242.9
30-May-88                  242.9
31-May-88                  248.4
1-Jun-88                   249.8
2-Jun-88                   253.1
3-Jun-88                   255.1
6-Jun-88                   259.6
7-Jun-88                   260.3
8-Jun-88                   256.3
9-Jun-88                   258.2
10-Jun-88                  257.6
13-Jun-88                  256.4
14-Jun-88                  257.1
15-Jun-88                  259.5
16-Jun-88                  260.8
17-Jun-88                  263.3
20-Jun-88                  266.2
21-Jun-88                  269.0
22-Jun-88                  268.9
23-Jun-88                  266.8
24-Jun-88                  265.2
27-Jun-88                  270.5
28-Jun-88                  267.2
29-Jun-88                  260.7
30-Jun-88                  265.1
1-Jul-88                   265.8
4-Jul-88                   265.8
5-Jul-88                   262.6
6-Jul-88                   265.8
7-Jul-88                   263.3
8-Jul-88                   261.0
11-Jul-88                  254.4
12-Jul-88                  256.8
13-Jul-88                  260.6
14-Jul-88                  264.5
15-Jul-88                  264.9
18-Jul-88                  260.6
19-Jul-88                  260.0
20-Jul-88                  256.5
21-Jul-88                  259.2
22-Jul-88                  258.7
25-Jul-88                  253.6
26-Jul-88                  245.5
27-Jul-88                  245.3
28-Jul-88                  242.0
29-Jul-88                  246.2
1-Aug-88                   249.5
2-Aug-88                   248.2
3-Aug-88                   248.2
4-Aug-88                   250.2
5-Aug-88                   251.0
8-Aug-88                   248.4
9-Aug-88                   248.3
10-Aug-88                  250.3
11-Aug-88                  249.6
12-Aug-88                  246.9
15-Aug-88                  249.6
16-Aug-88                  247.3
17-Aug-88                  247.2
18-Aug-88                  248.9
19-Aug-88                  248.2
22-Aug-88                  245.3
23-Aug-88                  243.7
24-Aug-88                  247.1
25-Aug-88                  246.9
26-Aug-88                  246.6
29-Aug-88                  244.8
30-Aug-88                  246.0
31-Aug-88                  246.2
1-Sep-88                   247.1
2-Sep-88                   247.0
5-Sep-88                   247.0
6-Sep-88                   246.6
7-Sep-88                   246.6
8-Sep-88                   247.2
9-Sep-88                   244.6
12-Sep-88                  244.5
13-Sep-88                  246.7
14-Sep-88                  248.6
15-Sep-88                  246.1
16-Sep-88                  242.8
19-Sep-88                  239.2
20-Sep-88                  239.6
21-Sep-88                  239.4
22-Sep-88                  241.4
23-Sep-88                  239.4
26-Sep-88                  237.1
27-Sep-88                  238.1
28-Sep-88                  237.5
29-Sep-88                  238.0
30-Sep-88                  238.8
3-Oct-88                   237.6
4-Oct-88                   239.2
5-Oct-88                   238.7
6-Oct-88                   238.9
7-Oct-88                   238.4
10-Oct-88                  240.0
11-Oct-88                  239.8
12-Oct-88                  241.9
13-Oct-88                  243.8
14-Oct-88                  245.0
17-Oct-88                  246.5
18-Oct-88                  244.9
19-Oct-88                  246.2
20-Oct-88                  245.5
21-Oct-88                  245.5
24-Oct-88                  243.9
25-Oct-88                  242.5
26-Oct-88                  243.1
27-Oct-88                  242.0
28-Oct-88                  243.5
31-Oct-88                  243.9
1-Nov-88                   243.9
2-Nov-88                   247.0
3-Nov-88                   244.9
4-Nov-88                   244.8
7-Nov-88                   245.8
8-Nov-88                   245.3
9-Nov-88                   246.3
10-Nov-88                  243.6
11-Nov-88                  242.8
14-Nov-88                  243.5
15-Nov-88                  241.2
16-Nov-88                  240.7
17-Nov-88                  236.8
18-Nov-88                  236.0
21-Nov-88                  236.9
22-Nov-88                  239.6
23-Nov-88                  242.0
24-Nov-88                  242.0
25-Nov-88                  242.0
28-Nov-88                  243.2
29-Nov-88                  242.7
30-Nov-88                  244.9
1-Dec-88                   244.2
2-Dec-88                   245.3
5-Dec-88                   244.1
6-Dec-88                   244.5
7-Dec-88                   245.1
8-Dec-88                   244.4
9-Dec-88                   246.8
12-Dec-88                  247.6
13-Dec-88                  245.6
14-Dec-88                  248.1
15-Dec-88                  245.8
16-Dec-88                  248.3
19-Dec-88                  249.4
20-Dec-88                  250.8
21-Dec-88                  251.7
22-Dec-88                  251.4
23-Dec-88                  252.8
26-Dec-88                  252.8
27-Dec-88                  252.4
28-Dec-88                  250.6
29-Dec-88                  249.8
30-Dec-88                  251.8
2-Jan-89                   251.8
3-Jan-89                   250.7
4-Jan-89                   250.9
5-Jan-89                   251.6
6-Jan-89                   251.3
9-Jan-89                   249.9
10-Jan-89                  248.8
11-Jan-89                  247.2
12-Jan-89                  247.9
13-Jan-89                  248.1
16-Jan-89                  245.8
17-Jan-89                  245.6
18-Jan-89                  246.9
19-Jan-89                  245.9
20-Jan-89                  246.0
23-Jan-89                  244.9
24-Jan-89                  243.5
25-Jan-89                  242.7
26-Jan-89                  242.2
27-Jan-89                  241.3
30-Jan-89                  241.1
31-Jan-89                  242.4
1-Feb-89                   242.2
2-Feb-89                   241.4
3-Feb-89                   241.7
6-Feb-89                   239.5
7-Feb-89                   239.7
8-Feb-89                   239.7
9-Feb-89                   238.9
10-Feb-89                  237.2
13-Feb-89                  236.6
14-Feb-89                  237.8
15-Feb-89                  239.3
16-Feb-89                  239.1
17-Feb-89                  240.9
20-Feb-89                  240.9
21-Feb-89                  241.9
22-Feb-89                  243.3
23-Feb-89                  243.2
24-Feb-89                  242.3
27-Feb-89                  242.0
28-Feb-89                  243.2
1-Mar-89                   241.9
2-Mar-89                   243.9
3-Mar-89                   243.6
6-Mar-89                   245.0
7-Mar-89                   245.1
8-Mar-89                   244.9
9-Mar-89                   245.7
10-Mar-89                  246.0
13-Mar-89                  246.8
14-Mar-89                  247.7
15-Mar-89                  247.5
16-Mar-89                  247.7
17-Mar-89                  248.1
20-Mar-89                  247.8
21-Mar-89                  247.4
22-Mar-89                  246.7
23-Mar-89                  245.7
24-Mar-89                  245.7
27-Mar-89                  244.7
28-Mar-89                  243.4
29-Mar-89                  243.9
30-Mar-89                  241.7
31-Mar-89                  242.1
3-Apr-89                   239.2
4-Apr-89                   239.3
5-Apr-89                   237.9
6-Apr-89                   237.7
7-Apr-89                   237.9
10-Apr-89                  239.7
11-Apr-89                  239.3
12-Apr-89                  239.6
13-Apr-89                  240.1
14-Apr-89                  242.4
17-Apr-89                  244.6
18-Apr-89                  244.1
19-Apr-89                  243.1
20-Apr-89                  243.1
21-Apr-89                  244.1
24-Apr-89                  242.5
25-Apr-89                  241.6
26-Apr-89                  240.7
27-Apr-89                  239.3
28-Apr-89                  238.0
1-May-89                   241.3
2-May-89                   241.0
3-May-89                   242.2
4-May-89                   242.5
5-May-89                   242.2
8-May-89                   241.2
9-May-89                   241.8
10-May-89                  242.6
11-May-89                  242.3
12-May-89                  242.8
15-May-89                  241.1
16-May-89                  238.5
17-May-89                  238.2
18-May-89                  237.6
19-May-89                  237.4
22-May-89                  233.3
23-May-89                  232.5
24-May-89                  232.1
25-May-89                  232.9
26-May-89                  232.2
29-May-89                  232.2
30-May-89                  230.2
31-May-89                  229.4
1-Jun-89                   231.3
2-Jun-89                   232.9
5-Jun-89                   233.2
6-Jun-89                   232.2
7-Jun-89                   230.9
8-Jun-89                   231.6
9-Jun-89                   229.0
12-Jun-89                  227.9
13-Jun-89                  228.2
14-Jun-89                  230.9
15-Jun-89                  231.9
16-Jun-89                  232.3
19-Jun-89                  235.0
20-Jun-89                  233.9
21-Jun-89                  233.9
22-Jun-89                  233.9
23-Jun-89                  235.0
26-Jun-89                  234.2
27-Jun-89                  235.4
28-Jun-89                  234.6
29-Jun-89                  232.9
30-Jun-89                  234.4
3-Jul-89                   233.9
4-Jul-89                   233.9
5-Jul-89                   237.0
6-Jul-89                   233.7
7-Jul-89                   232.5
10-Jul-89                  229.3
11-Jul-89                  227.4
12-Jul-89                  226.0
13-Jul-89                  228.9
14-Jul-89                  230.1
17-Jul-89                  228.0
18-Jul-89                  227.9
19-Jul-89                  228.0
20-Jul-89                  228.5
21-Jul-89                  227.0
24-Jul-89                  224.2
25-Jul-89                  224.3
26-Jul-89                  224.5
27-Jul-89                  224.7
28-Jul-89                  222.3
31-Jul-89                  221.2
1-Aug-89                   222.2
2-Aug-89                   222.9
3-Aug-89                   222.4
4-Aug-89                   222.5
7-Aug-89                   221.9
8-Aug-89                   221.6
9-Aug-89                   221.5
10-Aug-89                  222.4
11-Aug-89                  223.8
14-Aug-89                  221.8
15-Aug-89                  223.4
16-Aug-89                  223.3
17-Aug-89                  223.2
18-Aug-89                  223.0
21-Aug-89                  223.0
22-Aug-89                  224.8
23-Aug-89                  225.0
24-Aug-89                  223.6
25-Aug-89                  223.1
28-Aug-89                  222.3
29-Aug-89                  223.4
30-Aug-89                  223.9
31-Aug-89                  225.5
1-Sep-89                   224.4
4-Sep-89                   224.4
5-Sep-89                   222.9
6-Sep-89                   223.8
7-Sep-89                   225.8
8-Sep-89                   226.0
11-Sep-89                  226.0
12-Sep-89                  225.2
13-Sep-89                  224.0
14-Sep-89                  225.0
15-Sep-89                  225.4
18-Sep-89                  224.2
19-Sep-89                  223.2
20-Sep-89                  225.3
21-Sep-89                  226.8
22-Sep-89                  225.5
25-Sep-89                  226.3
26-Sep-89                  226.3
27-Sep-89                  226.4
28-Sep-89                  226.8
29-Sep-89                  226.8
2-Oct-89                   228.1
3-Oct-89                   227.6
4-Oct-89                   227.4
5-Oct-89                   226.8
6-Oct-89                   224.8
9-Oct-89                   223.4
10-Oct-89                  223.0
11-Oct-89                  223.4
12-Oct-89                  224.9
13-Oct-89                  224.9
16-Oct-89                  224.5
17-Oct-89                  225.7
18-Oct-89                  226.2
19-Oct-89                  226.9
20-Oct-89                  226.2
23-Oct-89                  225.2
24-Oct-89                  225.0
25-Oct-89                  225.6
26-Oct-89                  224.8
27-Oct-89                  225.1
30-Oct-89                  225.2
31-Oct-89                  225.7
1-Nov-89                   226.6
2-Nov-89                   227.8
3-Nov-89                   227.5
6-Nov-89                   227.0
7-Nov-89                   228.4
8-Nov-89                   229.2
9-Nov-89                   229.7
10-Nov-89                  229.8
13-Nov-89                  230.6
14-Nov-89                  230.4
15-Nov-89                  230.5
16-Nov-89                  230.7
17-Nov-89                  231.2
20-Nov-89                  230.2
21-Nov-89                  230.7
22-Nov-89                  231.1
23-Nov-89                  231.1
24-Nov-89                  231.7
27-Nov-89                  229.4
28-Nov-89                  228.7
29-Nov-89                  227.6
30-Nov-89                  228.8
1-Dec-89                   228.5
4-Dec-89                   225.6
5-Dec-89                   226.3
6-Dec-89                   227.4
7-Dec-89                   227.0
8-Dec-89                   226.9
11-Dec-89                  227.7
12-Dec-89                  227.4
13-Dec-89                  227.6
14-Dec-89                  226.6
15-Dec-89                  227.3
18-Dec-89                  227.6
19-Dec-89                  227.9
20-Dec-89                  227.3
21-Dec-89                  228.1
22-Dec-89                  228.1
25-Dec-89                  228.1
26-Dec-89                  229.8
27-Dec-89                  228.8
28-Dec-89                  228.8
29-Dec-89                  229.9
1-Jan-90                   229.9
2-Jan-90                   228.8
3-Jan-90                   230.6
4-Jan-90                   231.3
5-Jan-90                   232.1
8-Jan-90                   232.4
9-Jan-90                   233.2
10-Jan-90                  234.0
11-Jan-90                  235.1
12-Jan-90                  233.9
15-Jan-90                  232.6
16-Jan-90                  231.7
17-Jan-90                  232.2
18-Jan-90                  231.3
19-Jan-90                  231.3
22-Jan-90                  231.8
23-Jan-90                  232.2
24-Jan-90                  231.1
25-Jan-90                  231.4
26-Jan-90                  231.4
29-Jan-90                  231.2
30-Jan-90                  230.0
31-Jan-90                  229.9
1-Feb-90                   230.0
2-Feb-90                   230.4
5-Feb-90                   230.1
6-Feb-90                   229.9
7-Feb-90                   230.7
8-Feb-90                   230.8
9-Feb-90                   231.4
12-Feb-90                  232.6
13-Feb-90                  233.0
14-Feb-90                  234.1
15-Feb-90                  234.8
16-Feb-90                  234.3
19-Feb-90                  234.3
20-Feb-90                  234.4
21-Feb-90                  235.4
22-Feb-90                  236.3
23-Feb-90                  235.7
26-Feb-90                  234.5
27-Feb-90                  233.5
28-Feb-90                  234.6
1-Mar-90                   234.2
2-Mar-90                   235.1
5-Mar-90                   237.0
6-Mar-90                   237.1
7-Mar-90                   237.4
8-Mar-90                   239.0
9-Mar-90                   237.5
12-Mar-90                  237.2
13-Mar-90                  237.0
14-Mar-90                  235.7
15-Mar-90                  237.5
16-Mar-90                  237.3
19-Mar-90                  237.7
20-Mar-90                  236.6
21-Mar-90                  236.8
22-Mar-90                  237.3
23-Mar-90                  237.1
26-Mar-90                  236.7
27-Mar-90                  235.8
28-Mar-90                  235.9
29-Mar-90                  236.8
30-Mar-90                  238.2
2-Apr-90                   238.4
3-Apr-90                   239.9
4-Apr-90                   240.9
5-Apr-90                   240.8
6-Apr-90                   240.7
9-Apr-90                   239.6
10-Apr-90                  240.7
11-Apr-90                  241.4
12-Apr-90                  240.8
13-Apr-90                  240.8
16-Apr-90                  241.4
17-Apr-90                  241.6
18-Apr-90                  241.0
19-Apr-90                  243.0
20-Apr-90                  243.4
23-Apr-90                  243.9
24-Apr-90                  242.8
25-Apr-90                  242.8
26-Apr-90                  244.1
27-Apr-90                  245.1
30-Apr-90                  245.8
1-May-90                   246.5
2-May-90                   247.0
3-May-90                   245.9
4-May-90                   244.9
7-May-90                   246.7
8-May-90                   245.6
9-May-90                   247.8
10-May-90                  247.6
11-May-90                  245.7
14-May-90                  246.0
15-May-90                  244.8
16-May-90                  245.8
17-May-90                  246.9
18-May-90                  247.2
21-May-90                  245.7
22-May-90                  246.6
23-May-90                  244.6
24-May-90                  245.2
25-May-90                  246.3
28-May-90                  246.3
29-May-90                  244.3
30-May-90                  242.8
31-May-90                  241.5
1-Jun-90                   240.5
4-Jun-90                   239.2
5-Jun-90                   240.7
6-Jun-90                   240.2
7-Jun-90                   241.1
8-Jun-90                   240.3
11-Jun-90                  240.3
12-Jun-90                  241.2
13-Jun-90                  240.3
14-Jun-90                  236.4
15-Jun-90                  235.5
18-Jun-90                  236.2
19-Jun-90                  235.1
20-Jun-90                  235.2
21-Jun-90                  234.7
22-Jun-90                  233.8
25-Jun-90                  234.9
26-Jun-90                  234.5
27-Jun-90                  234.8
28-Jun-90                  235.8
29-Jun-90                  236.9
2-Jul-90                   239.8
3-Jul-90                   240.0
4-Jul-90                   240.0
5-Jul-90                   237.6
6-Jul-90                   235.5
9-Jul-90                   233.4
10-Jul-90                  232.6
11-Jul-90                  232.0
12-Jul-90                  233.6
13-Jul-90                  234.1
16-Jul-90                  233.4
17-Jul-90                  232.4
18-Jul-90                  231.8
19-Jul-90                  231.1
20-Jul-90                  230.3
23-Jul-90                  231.0
24-Jul-90                  231.5
25-Jul-90                  232.9
26-Jul-90                  234.8
27-Jul-90                  234.0
30-Jul-90                  233.7
31-Jul-90                  235.0
1-Aug-90                   234.2
2-Aug-90                   233.7
3-Aug-90                   233.1
6-Aug-90                   236.1
7-Aug-90                   237.0
8-Aug-90                   235.3
9-Aug-90                   235.7
10-Aug-90                  237.2
13-Aug-90                  237.3
14-Aug-90                  237.6
15-Aug-90                  237.9
16-Aug-90                  239.0
17-Aug-90                  239.8
20-Aug-90                  240.6
21-Aug-90                  239.5
22-Aug-90                  240.8
23-Aug-90                  243.9
24-Aug-90                  244.7
27-Aug-90                  240.9
28-Aug-90                  238.4
29-Aug-90                  234.7
30-Aug-90                  234.9
31-Aug-90                  233.7
3-Sep-90                   233.7
4-Sep-90                   235.1
5-Sep-90                   236.5
6-Sep-90                   238.7
7-Sep-90                   236.5
10-Sep-90                  236.5
11-Sep-90                  236.7
12-Sep-90                  237.0
13-Sep-90                  234.9
14-Sep-90                  235.5
17-Sep-90                  237.6
18-Sep-90                  237.4
19-Sep-90                  236.0
20-Sep-90                  237.0
21-Sep-90                  237.1
24-Sep-90                  239.0
25-Sep-90                  239.2
26-Sep-90                  239.2
27-Sep-90                  239.8
28-Sep-90                  239.2
1-Oct-90                   237.0
2-Oct-90                   238.4
3-Oct-90                   240.2
4-Oct-90                   239.8
5-Oct-90                   240.4
8-Oct-90                   242.0
9-Oct-90                   240.9
10-Oct-90                  238.4
11-Oct-90                  237.0
12-Oct-90                  236.2
15-Oct-90                  232.1
16-Oct-90                  230.9
17-Oct-90                  231.8
18-Oct-90                  231.0
19-Oct-90                  230.9
22-Oct-90                  228.6
23-Oct-90                  229.7
24-Oct-90                  231.4
25-Oct-90                  231.6
26-Oct-90                  228.8
29-Oct-90                  228.8
30-Oct-90                  229.7
31-Oct-90                  229.8
1-Nov-90                   229.9
2-Nov-90                   228.9
5-Nov-90                   227.5
6-Nov-90                   228.8
7-Nov-90                   230.4
8-Nov-90                   231.1
9-Nov-90                   228.7
12-Nov-90                  227.9
13-Nov-90                  228.1
14-Nov-90                  225.6
15-Nov-90                  224.9
16-Nov-90                  226.2
19-Nov-90                  226.4
20-Nov-90                  223.2
21-Nov-90                  224.3
22-Nov-90                  224.3
23-Nov-90                  226.4
26-Nov-90                  225.9
27-Nov-90                  225.4
28-Nov-90                  225.7
29-Nov-90                  224.7
30-Nov-90                  223.3
3-Dec-90                   223.2
4-Dec-90                   223.8
5-Dec-90                   222.0
6-Dec-90                   221.2
7-Dec-90                   220.6
10-Dec-90                  222.3
11-Dec-90                  222.1
12-Dec-90                  221.0
13-Dec-90                  220.5
14-Dec-90                  220.6
17-Dec-90                  220.5
18-Dec-90                  220.2
19-Dec-90                  221.0
20-Dec-90                  221.9
21-Dec-90                  220.7
24-Dec-90                  220.6
25-Dec-90                  220.6
26-Dec-90                  222.7
27-Dec-90                  221.4
28-Dec-90                  222.1
31-Dec-90                  222.1
1-Jan-91                   222.1
2-Jan-91                   218.5
3-Jan-91                   218.1
4-Jan-91                   218.1
7-Jan-91                   221.7
8-Jan-91                   219.7
9-Jan-91                   220.5
10-Jan-91                  220.6
11-Jan-91                  220.1
14-Jan-91                  221.3
15-Jan-91                  221.6
16-Jan-91                  222.8
17-Jan-91                  217.8
18-Jan-91                  216.5
21-Jan-91                  216.8
22-Jan-91                  217.1
23-Jan-91                  216.0
24-Jan-91                  214.5
25-Jan-91                  214.9
28-Jan-91                  214.8
29-Jan-91                  215.2
30-Jan-91                  214.2
31-Jan-91                  214.1
1-Feb-91                   213.7
4-Feb-91                   215.0
5-Feb-91                   213.9
6-Feb-91                   213.4
7-Feb-91                   212.7
8-Feb-91                   214.5
11-Feb-91                  213.8
12-Feb-91                  213.6
13-Feb-91                  214.4
14-Feb-91                  215.4
15-Feb-91                  213.7
18-Feb-91                  213.7
19-Feb-91                  213.1
20-Feb-91                  212.9
21-Feb-91                  211.2
22-Feb-91                  209.7
25-Feb-91                  210.7
26-Feb-91                  212.6
27-Feb-91                  213.0
28-Feb-91                  215.6
1-Mar-91                   217.9
4-Mar-91                   219.7
5-Mar-91                   220.8
6-Mar-91                   220.8
7-Mar-91                   220.9
8-Mar-91                   221.8
11-Mar-91                  219.0
12-Mar-91                  220.0
13-Mar-91                  220.8
14-Mar-91                  219.9
15-Mar-91                  217.9
18-Mar-91                  217.5
19-Mar-91                  218.7
20-Mar-91                  218.6
21-Mar-91                  219.9
22-Mar-91                  219.8
25-Mar-91                  217.8
26-Mar-91                  217.3
27-Mar-91                  217.3
28-Mar-91                  218.4
29-Mar-91                  218.4
1-Apr-91                   221.6
2-Apr-91                   222.2
3-Apr-91                   221.5
4-Apr-91                   220.7
5-Apr-91                   220.5
8-Apr-91                   221.5
9-Apr-91                   220.9
10-Apr-91                  221.1
11-Apr-91                  220.7
12-Apr-91                  220.7
15-Apr-91                  220.6
16-Apr-91                  220.6
17-Apr-91                  220.2
18-Apr-91                  218.0
19-Apr-91                  217.7
22-Apr-91                  217.8
23-Apr-91                  218.0
24-Apr-91                  218.1
25-Apr-91                  217.7
26-Apr-91                  217.7
29-Apr-91                  216.2
30-Apr-91                  216.2
1-May-91                   216.5
2-May-91                   216.1
3-May-91                   215.6
6-May-91                   216.5
7-May-91                   215.8
8-May-91                   215.1
9-May-91                   215.2
10-May-91                  214.1
13-May-91                  214.2
14-May-91                  214.3
15-May-91                  215.3
16-May-91                  215.1
17-May-91                  215.0
20-May-91                  215.1
21-May-91                  215.9
22-May-91                  215.8
23-May-91                  216.3
24-May-91                  216.6
27-May-91                  216.6
28-May-91                  217.0
29-May-91                  217.0
30-May-91                  215.6
31-May-91                  215.4
3-Jun-91                   217.7
4-Jun-91                   217.2
5-Jun-91                   217.0
6-Jun-91                   217.6
7-Jun-91                   217.6
10-Jun-91                  216.3
11-Jun-91                  216.2
12-Jun-91                  215.2
13-Jun-91                  214.9
14-Jun-91                  213.4
17-Jun-91                  213.0
18-Jun-91                  213.4
19-Jun-91                  213.3
20-Jun-91                  213.6
21-Jun-91                  211.1
24-Jun-91                  210.3
25-Jun-91                  210.8
26-Jun-91                  211.2
27-Jun-91                  210.0
28-Jun-91                  208.4
1-Jul-91                   207.9
2-Jul-91                   207.3
3-Jul-91                   206.8
4-Jul-91                   206.8
5-Jul-91                   206.7
8-Jul-91                   206.5
9-Jul-91                   206.2
10-Jul-91                  206.4
11-Jul-91                  205.9
12-Jul-91                  208.3
15-Jul-91                  208.0
16-Jul-91                  209.0
17-Jul-91                  210.1
18-Jul-91                  208.6
19-Jul-91                  208.7
22-Jul-91                  209.8
23-Jul-91                  211.9
24-Jul-91                  209.2
25-Jul-91                  209.1
26-Jul-91                  211.8
29-Jul-91                  213.7
30-Jul-91                  212.9
31-Jul-91                  214.1
1-Aug-91                   216.4
2-Aug-91                   216.5
5-Aug-91                   214.0
6-Aug-91                   212.8
7-Aug-91                   211.4
8-Aug-91                   210.5
9-Aug-91                   211.8
12-Aug-91                  210.4
13-Aug-91                  208.6
14-Aug-91                  206.8
15-Aug-91                  207.2
16-Aug-91                  207.1
19-Aug-91                  205.2
20-Aug-91                  204.7
21-Aug-91                  208.0
22-Aug-91                  209.6
23-Aug-91                  209.7
26-Aug-91                  211.4
27-Aug-91                  210.6
28-Aug-91                  210.7
29-Aug-91                  210.2
30-Aug-91                  211.8
2-Sep-91                   211.8
3-Sep-91                   211.9
4-Sep-91                   212.2
5-Sep-91                   212.7
6-Sep-91                   214.2
9-Sep-91                   214.5
10-Sep-91                  213.1
11-Sep-91                  213.5
12-Sep-91                  214.5
13-Sep-91                  214.4
16-Sep-91                  215.1
17-Sep-91                  215.2
18-Sep-91                  216.5
19-Sep-91                  216.7
20-Sep-91                  217.3
23-Sep-91                  217.3
24-Sep-91                  217.6
25-Sep-91                  217.5
26-Sep-91                  216.5
27-Sep-91                  215.9
30-Sep-91                  215.6
1-Oct-91                   216.4
2-Oct-91                   216.4
3-Oct-91                   216.5
4-Oct-91                   216.9
7-Oct-91                   216.9
8-Oct-91                   216.7
9-Oct-91                   216.3
10-Oct-91                  216.2
11-Oct-91                  216.3
14-Oct-91                  216.2
15-Oct-91                  216.3
16-Oct-91                  218.1
17-Oct-91                  218.5
18-Oct-91                  219.5
21-Oct-91                  219.4
22-Oct-91                  219.8
23-Oct-91                  218.7
24-Oct-91                  219.2
25-Oct-91                  217.9
28-Oct-91                  217.9
29-Oct-91                  218.5
30-Oct-91                  218.2
31-Oct-91                  218.2
1-Nov-91                   218.4
4-Nov-91                   218.2
5-Nov-91                   217.8
6-Nov-91                   216.3
7-Nov-91                   215.1
8-Nov-91                   215.2
11-Nov-91                  214.1
12-Nov-91                  213.9
13-Nov-91                  214.2
14-Nov-91                  215.3
15-Nov-91                  214.7
18-Nov-91                  214.8
19-Nov-91                  214.4
20-Nov-91                  215.3
21-Nov-91                  215.0
22-Nov-91                  214.0
25-Nov-91                  214.3
26-Nov-91                  213.7
27-Nov-91                  213.9
28-Nov-91                  213.9
29-Nov-91                  213.3
2-Dec-91                   213.3
3-Dec-91                   212.9
4-Dec-91                   213.3
5-Dec-91                   212.7
6-Dec-91                   212.3
9-Dec-91                   211.6
10-Dec-91                  210.8
11-Dec-91                  210.6
12-Dec-91                  209.7
13-Dec-91                  211.1
16-Dec-91                  211.1
17-Dec-91                  210.3
18-Dec-91                  209.6
19-Dec-91                  208.9
20-Dec-91                  208.4
23-Dec-91                  209.8
24-Dec-91                  209.9
25-Dec-91                  209.9
26-Dec-91                  209.3
27-Dec-91                  208.7
30-Dec-91                  207.3
31-Dec-91                  208.2
1-Jan-92                   208.2
2-Jan-92                   208.2
3-Jan-92                   207.2
6-Jan-92                   208.1
7-Jan-92                   207.2
8-Jan-92                   207.6
9-Jan-92                   208.6
10-Jan-92                  209.2
13-Jan-92                  209.7
14-Jan-92                  208.9
15-Jan-92                  210.2
16-Jan-92                  211.5
17-Jan-92                  211.6
20-Jan-92                  210.8
21-Jan-92                  210.3
22-Jan-92                  211.2
23-Jan-92                  211.0
24-Jan-92                  211.3
27-Jan-92                  211.1
28-Jan-92                  211.3
29-Jan-92                  211.7
30-Jan-92                  210.9
31-Jan-92                  211.2
3-Feb-92                   211.4
4-Feb-92                   212.3
5-Feb-92                   212.4
6-Feb-92                   213.2
7-Feb-92                   213.3
10-Feb-92                  215.0
11-Feb-92                  211.8
12-Feb-92                  213.2
13-Feb-92                  212.0
14-Feb-92                  212.0
17-Feb-92                  212.0
18-Feb-92                  210.1
19-Feb-92                  210.9
20-Feb-92                  211.3
21-Feb-92                  209.5
24-Feb-92                  208.0
25-Feb-92                  208.2
26-Feb-92                  207.9
27-Feb-92                  208.8
28-Feb-92                  209.6
2-Mar-92                   211.2
3-Mar-92                   210.9
4-Mar-92                   210.9
5-Mar-92                   210.5
6-Mar-92                   211.6
9-Mar-92                   212.5
10-Mar-92                  212.4
11-Mar-92                  212.6
12-Mar-92                  211.9
13-Mar-92                  212.3
16-Mar-92                  212.0
17-Mar-92                  211.6
18-Mar-92                  211.3
19-Mar-92                  211.8
20-Mar-92                  211.3
23-Mar-92                  211.3
24-Mar-92                  211.5
25-Mar-92                  210.7
26-Mar-92                  210.2
27-Mar-92                  209.7
30-Mar-92                  208.7
31-Mar-92                  209.8
1-Apr-92                   209.0
2-Apr-92                   209.0
3-Apr-92                   210.1
6-Apr-92                   210.1
7-Apr-92                   208.2
8-Apr-92                   207.4
9-Apr-92                   208.0
10-Apr-92                  207.4
13-Apr-92                  206.3
14-Apr-92                  206.1
15-Apr-92                  205.5
16-Apr-92                  205.6
17-Apr-92                  205.6
20-Apr-92                  206.2
21-Apr-92                  206.9
22-Apr-92                  205.2
23-Apr-92                  207.6
24-Apr-92                  206.8
27-Apr-92                  206.2
28-Apr-92                  205.4
29-Apr-92                  204.8
30-Apr-92                  204.8
1-May-92                   206.4
4-May-92                   208.4
5-May-92                   206.9
6-May-92                   206.6
7-May-92                   208.2
8-May-92                   208.2
11-May-92                  208.0
12-May-92                  208.8
13-May-92                  210.6
14-May-92                  210.7
15-May-92                  210.8
18-May-92                  210.3
19-May-92                  207.9
20-May-92                  206.7
21-May-92                  205.0
22-May-92                  205.9
25-May-92                  205.9
26-May-92                  207.6
27-May-92                  208.2
28-May-92                  206.9
29-May-92                  208.0
1-Jun-92                   210.5
2-Jun-92                   211.5
3-Jun-92                   211.5
4-Jun-92                   212.0
5-Jun-92                   210.5
8-Jun-92                   211.9
9-Jun-92                   212.5
10-Jun-92                  211.8
11-Jun-92                  211.3
12-Jun-92                  211.5
15-Jun-92                  209.4
16-Jun-92                  209.0
17-Jun-92                  210.2
18-Jun-92                  209.9
19-Jun-92                  210.1
22-Jun-92                  209.2
23-Jun-92                  209.1
24-Jun-92                  208.1
25-Jun-92                  208.7
26-Jun-92                  209.7
29-Jun-92                  210.2
30-Jun-92                  209.3
1-Jul-92                   208.3
2-Jul-92                   207.4
3-Jul-92                   207.4
6-Jul-92                   205.6
7-Jul-92                   205.3
8-Jul-92                   205.8
9-Jul-92                   205.7
10-Jul-92                  205.9
13-Jul-92                  205.4
14-Jul-92                  205.0
15-Jul-92                  205.2
16-Jul-92                  205.2
17-Jul-92                  205.8
20-Jul-92                  204.5
21-Jul-92                  203.6
22-Jul-92                  205.0
23-Jul-92                  205.0
24-Jul-92                  204.9
27-Jul-92                  204.1
28-Jul-92                  204.5
29-Jul-92                  203.9
30-Jul-92                  204.2
31-Jul-92                  203.1
3-Aug-92                   204.5
4-Aug-92                   203.9
5-Aug-92                   203.4
6-Aug-92                   203.5
7-Aug-92                   202.8
10-Aug-92                  201.7
11-Aug-92                  199.9
12-Aug-92                  198.4
13-Aug-92                  199.5
14-Aug-92                  199.6
17-Aug-92                  200.2
18-Aug-92                  201.2
19-Aug-92                  200.4
20-Aug-92                  200.4
21-Aug-92                  200.0
24-Aug-92                  202.2
25-Aug-92                  201.2
26-Aug-92                  200.7
27-Aug-92                  200.3
28-Aug-92                  200.2
31-Aug-92                  201.0
1-Sep-92                   200.9
2-Sep-92                   202.1
3-Sep-92                   202.5
4-Sep-92                   203.2
7-Sep-92                   203.2
8-Sep-92                   203.2
9-Sep-92                   202.4
10-Sep-92                  202.5
11-Sep-92                  202.5
14-Sep-92                  201.9
15-Sep-92                  203.0
16-Sep-92                  202.9
17-Sep-92                  201.9
18-Sep-92                  202.0
21-Sep-92                  202.1
22-Sep-92                  201.6
23-Sep-92                  201.1
24-Sep-92                  201.4
25-Sep-92                  201.2
28-Sep-92                  200.0
29-Sep-92                  199.5
30-Sep-92                  200.4
1-Oct-92                   201.3
2-Oct-92                   200.9
5-Oct-92                   200.7
6-Oct-92                   200.7
7-Oct-92                   200.7
8-Oct-92                   200.1
9-Oct-92                   200.1
12-Oct-92                  201.0
13-Oct-92                  200.9
14-Oct-92                  201.4
15-Oct-92                  201.7
16-Oct-92                  200.9
19-Oct-92                  201.8
20-Oct-92                  202.6
21-Oct-92                  202.0
22-Oct-92                  201.2
23-Oct-92                  200.4
26-Oct-92                  200.1
27-Oct-92                  200.1
28-Oct-92                  199.6
29-Oct-92                  199.4
30-Oct-92                  199.9
2-Nov-92                   201.3
3-Nov-92                   201.5
4-Nov-92                   200.8
5-Nov-92                   201.1
6-Nov-92                   201.1
9-Nov-92                   200.1
10-Nov-92                  199.5
11-Nov-92                  200.2
12-Nov-92                  200.9
13-Nov-92                  201.7
16-Nov-92                  202.6
17-Nov-92                  202.3
18-Nov-92                  202.3
19-Nov-92                  203.3
20-Nov-92                  202.9
23-Nov-92                  202.8
24-Nov-92                  203.0
25-Nov-92                  203.2
26-Nov-92                  203.2
27-Nov-92                  202.8
30-Nov-92                  203.1
1-Dec-92                   202.9
2-Dec-92                   202.6
3-Dec-92                   202.5
4-Dec-92                   202.1
7-Dec-92                   203.0
8-Dec-92                   201.8
9-Dec-92                   201.5
10-Dec-92                  202.1
11-Dec-92                  202.5
14-Dec-92                  202.7
15-Dec-92                  202.4
16-Dec-92                  203.1
17-Dec-92                  203.7
18-Dec-92                  203.7
21-Dec-92                  204.1
22-Dec-92                  204.1
23-Dec-92                  204.0
24-Dec-92                  204.1
25-Dec-92                  204.1
28-Dec-92                  203.4
29-Dec-92                  202.0
30-Dec-92                  202.3
31-Dec-92                  202.8
1-Jan-93                   202.8
4-Jan-93                   201.3
5-Jan-93                   201.5
6-Jan-93                   201.6
7-Jan-93                   202.4
8-Jan-93                   202.6
11-Jan-93                  203.0
12-Jan-93                  202.7
13-Jan-93                  202.7
14-Jan-93                  202.7
15-Jan-93                  202.5
18-Jan-93                  201.7
19-Jan-93                  202.1
20-Jan-93                  201.8
21-Jan-93                  201.4
22-Jan-93                  201.0
25-Jan-93                  199.7
26-Jan-93                  199.6
27-Jan-93                  199.8
28-Jan-93                  199.5
29-Jan-93                  199.4
1-Feb-93                   199.9
2-Feb-93                   199.6
3-Feb-93                   199.8
4-Feb-93                   200.2
5-Feb-93                   199.0
8-Feb-93                   198.5
9-Feb-93                   199.7
10-Feb-93                  202.2
11-Feb-93                  202.4
12-Feb-93                  201.7
15-Feb-93                  201.7
16-Feb-93                  202.1
17-Feb-93                  202.2
18-Feb-93                  202.3
19-Feb-93                  202.7
22-Feb-93                  203.3
23-Feb-93                  203.8
24-Feb-93                  204.0
25-Feb-93                  203.2
26-Feb-93                  203.1
1-Mar-93                   203.8
2-Mar-93                   204.7
3-Mar-93                   205.1
4-Mar-93                   206.5
5-Mar-93                   207.1
8-Mar-93                   207.8
9-Mar-93                   207.7
10-Mar-93                  207.6
11-Mar-93                  207.7
12-Mar-93                  207.8
15-Mar-93                  211.0
16-Mar-93                  209.4
17-Mar-93                  209.6
18-Mar-93                  211.7
19-Mar-93                  213.7
22-Mar-93                  213.1
23-Mar-93                  212.0
24-Mar-93                  211.7
25-Mar-93                  211.3
26-Mar-93                  211.1
29-Mar-93                  210.7
30-Mar-93                  211.3
31-Mar-93                  212.5
1-Apr-93                   212.8
2-Apr-93                   213.6
5-Apr-93                   212.9
6-Apr-93                   211.5
7-Apr-93                   211.5
8-Apr-93                   210.3
9-Apr-93                   210.3
12-Apr-93                  211.4
13-Apr-93                  211.9
14-Apr-93                  212.0
15-Apr-93                  211.0
16-Apr-93                  209.8
19-Apr-93                  208.9
20-Apr-93                  208.5
21-Apr-93                  208.0
22-Apr-93                  208.7
23-Apr-93                  209.5
26-Apr-93                  210.8
27-Apr-93                  210.9
28-Apr-93                  209.6
29-Apr-93                  210.5
30-Apr-93                  210.9
3-May-93                   210.0
4-May-93                   208.0
5-May-93                   207.8
6-May-93                   208.5
7-May-93                   208.6
10-May-93                  207.8
11-May-93                  208.1
12-May-93                  209.1
13-May-93                  208.8
14-May-93                  208.8
17-May-93                  208.8
18-May-93                  210.6
19-May-93                  209.6
20-May-93                  211.0
21-May-93                  211.6
24-May-93                  209.3
25-May-93                  209.9
26-May-93                  209.3
27-May-93                  208.8
28-May-93                  208.6
31-May-93                  208.6
1-Jun-93                   207.0
2-Jun-93                   207.0
3-Jun-93                   207.1
4-Jun-93                   206.8
7-Jun-93                   206.3
8-Jun-93                   206.0
9-Jun-93                   206.1
10-Jun-93                  205.2
11-Jun-93                  203.3
14-Jun-93                  203.4
15-Jun-93                  203.3
16-Jun-93                  203.4
17-Jun-93                  205.6
18-Jun-93                  205.5
21-Jun-93                  205.8
22-Jun-93                  205.6
23-Jun-93                  206.7
24-Jun-93                  206.1
25-Jun-93                  205.7
28-Jun-93                  205.2
29-Jun-93                  205.1
30-Jun-93                  207.1
1-Jul-93                   209.7
2-Jul-93                   212.0
5-Jul-93                   212.0
6-Jul-93                   217.3
7-Jul-93                   217.2
8-Jul-93                   216.0
9-Jul-93                   216.0
12-Jul-93                  215.2
13-Jul-93                  214.9
14-Jul-93                  214.6
15-Jul-93                  214.7
16-Jul-93                  215.2
19-Jul-93                  218.1
20-Jul-93                  217.3
21-Jul-93                  217.4
22-Jul-93                  218.0
23-Jul-93                  219.0
26-Jul-93                  218.5
27-Jul-93                  218.8
28-Jul-93                  218.0
29-Jul-93                  218.9
30-Jul-93                  219.3
2-Aug-93                   222.9
3-Aug-93                   223.3
4-Aug-93                   221.5
5-Aug-93                   217.7
6-Aug-93                   216.6
9-Aug-93                   215.8
10-Aug-93                  215.1
11-Aug-93                  214.7
12-Aug-93                  212.5
13-Aug-93                  213.2
16-Aug-93                  213.7
17-Aug-93                  213.9
18-Aug-93                  214.0
19-Aug-93                  214.0
20-Aug-93                  215.1
23-Aug-93                  216.4
24-Aug-93                  216.4
25-Aug-93                  217.2
26-Aug-93                  217.0
27-Aug-93                  218.9
30-Aug-93                  218.9
31-Aug-93                  217.2
1-Sep-93                   215.7
2-Sep-93                   215.7
3-Sep-93                   216.1
6-Sep-93                   216.1
7-Sep-93                   213.3
8-Sep-93                   214.3
9-Sep-93                   214.9
10-Sep-93                  213.2
13-Sep-93                  213.5
14-Sep-93                  212.4
15-Sep-93                  212.8
16-Sep-93                  214.2
17-Sep-93                  215.3
20-Sep-93                  216.3
21-Sep-93                  216.0
22-Sep-93                  215.2
23-Sep-93                  217.5
24-Sep-93                  217.4
27-Sep-93                  215.7
28-Sep-93                  215.4
29-Sep-93                  215.4
30-Sep-93                  216.1
1-Oct-93                   217.5
4-Oct-93                   216.9
5-Oct-93                   217.2
6-Oct-93                   217.2
7-Oct-93                   217.4
8-Oct-93                   218.4
11-Oct-93                  219.3
12-Oct-93                  220.3
13-Oct-93                  219.3
14-Oct-93                  218.3
15-Oct-93                  218.0
18-Oct-93                  218.5
19-Oct-93                  218.2
20-Oct-93                  218.7
21-Oct-93                  220.0
22-Oct-93                  219.2
25-Oct-93                  218.6
26-Oct-93                  217.7
27-Oct-93                  218.6
28-Oct-93                  217.7
29-Oct-93                  218.4
1-Nov-93                   217.9
2-Nov-93                   218.5
3-Nov-93                   219.1
4-Nov-93                   219.2
5-Nov-93                   219.7
8-Nov-93                   218.2
9-Nov-93                   217.8
10-Nov-93                  221.0
11-Nov-93                  222.3
12-Nov-93                  221.6
15-Nov-93                  222.5
16-Nov-93                  222.1
17-Nov-93                  223.2
18-Nov-93                  222.9
19-Nov-93                  223.5
22-Nov-93                  223.7
23-Nov-93                  222.2
24-Nov-93                  222.5
25-Nov-93                  222.5
26-Nov-93                  223.1
29-Nov-93                  220.0
30-Nov-93                  218.0
1-Dec-93                   220.0
2-Dec-93                   220.0
3-Dec-93                   221.8
6-Dec-93                   220.6
7-Dec-93                   222.3
8-Dec-93                   223.5
9-Dec-93                   223.4
10-Dec-93                  224.8
13-Dec-93                  223.8
14-Dec-93                  224.2
15-Dec-93                  224.6
16-Dec-93                  224.3
17-Dec-93                  225.1
20-Dec-93                  224.8
21-Dec-93                  224.1
22-Dec-93                  224.9
23-Dec-93                  225.3
24-Dec-93                  225.3
27-Dec-93                  225.7
28-Dec-93                  225.4
29-Dec-93                  226.6
30-Dec-93                  226.2
31-Dec-93                  226.2
3-Jan-94                   227.4
4-Jan-94                   226.7
5-Jan-94                   227.3
6-Jan-94                   227.7
7-Jan-94                   226.8
10-Jan-94                  225.3
11-Jan-94                  226.3
12-Jan-94                  225.4
13-Jan-94                  228.0
14-Jan-94                  228.9
17-Jan-94                  228.1
18-Jan-94                  227.4
19-Jan-94                  226.6
20-Jan-94                  225.9
21-Jan-94                  225.2
24-Jan-94                  226.1
25-Jan-94                  225.8
26-Jan-94                  225.9
27-Jan-94                  225.0
28-Jan-94                  225.0
31-Jan-94                  225.6
1-Feb-94                   227.0
2-Feb-94                   228.0
3-Feb-94                   228.7
4-Feb-94                   228.4
7-Feb-94                   227.1
8-Feb-94                   227.2
9-Feb-94                   227.6
10-Feb-94                  227.1
11-Feb-94                  227.3
14-Feb-94                  227.3
15-Feb-94                  227.2
16-Feb-94                  227.1
17-Feb-94                  226.9
18-Feb-94                  227.3
21-Feb-94                  227.3
22-Feb-94                  227.8
23-Feb-94                  227.5
24-Feb-94                  228.4
25-Feb-94                  227.5
28-Feb-94                  227.6
1-Mar-94                   227.4
2-Mar-94                   227.1
3-Mar-94                   226.2
4-Mar-94                   226.9
7-Mar-94                   226.1
8-Mar-94                   226.2
9-Mar-94                   226.6
10-Mar-94                  227.1
11-Mar-94                  227.3
14-Mar-94                  228.6
15-Mar-94                  229.3
16-Mar-94                  229.9
17-Mar-94                  228.2
18-Mar-94                  228.6
21-Mar-94                  228.5
22-Mar-94                  229.4
23-Mar-94                  230.1
24-Mar-94                  230.8
25-Mar-94                  230.8
28-Mar-94                  227.6
29-Mar-94                  226.9
30-Mar-94                  226.5
31-Mar-94                  227.7
1-Apr-94                   227.7
4-Apr-94                   226.0
5-Apr-94                   224.4
6-Apr-94                   225.3
7-Apr-94                   224.6
8-Apr-94                   223.8
11-Apr-94                  222.1
12-Apr-94                  222.6
13-Apr-94                  222.6
14-Apr-94                  222.4
15-Apr-94                  222.5
18-Apr-94                  222.1
19-Apr-94                  220.2
20-Apr-94                  220.3
21-Apr-94                  221.6
22-Apr-94                  221.8
25-Apr-94                  222.3
26-Apr-94                  221.7
27-Apr-94                  221.7
28-Apr-94                  223.2
29-Apr-94                  225.0
2-May-94                   225.4
3-May-94                   224.7
4-May-94                   224.3
5-May-94                   224.1
6-May-94                   226.6
9-May-94                   226.5
10-May-94                  224.9
11-May-94                  226.8
12-May-94                  227.2
13-May-94                  227.4
16-May-94                  230.5
17-May-94                  229.5
18-May-94                  231.0
19-May-94                  232.4
20-May-94                  233.7
23-May-94                  238.4
24-May-94                  234.7
25-May-94                  231.6
26-May-94                  229.6
27-May-94                  230.9
30-May-94                  230.9
31-May-94                  235.5
1-Jun-94                   233.8
2-Jun-94                   234.4
3-Jun-94                   232.1
6-Jun-94                   228.8
7-Jun-94                   229.0
8-Jun-94                   231.2
9-Jun-94                   231.7
10-Jun-94                  232.9
13-Jun-94                  235.5
14-Jun-94                  235.3
15-Jun-94                  238.6
16-Jun-94                  237.3
17-Jun-94                  239.4
20-Jun-94                  234.9
21-Jun-94                  234.3
22-Jun-94                  230.9
23-Jun-94                  230.4
24-Jun-94                  230.0
27-Jun-94                  227.8
28-Jun-94                  230.4
29-Jun-94                  229.4
30-Jun-94                  230.4
1-Jul-94                   230.0
4-Jul-94                   230.0
5-Jul-94                   226.7
6-Jul-94                   225.3
7-Jul-94                   225.9
8-Jul-94                   228.5
11-Jul-94                  230.9
12-Jul-94                  231.5
13-Jul-94                  231.6
14-Jul-94                  231.7
15-Jul-94                  233.5
18-Jul-94                  234.2
19-Jul-94                  234.2
20-Jul-94                  231.9
21-Jul-94                  232.3
22-Jul-94                  233.1
25-Jul-94                  232.8
26-Jul-94                  232.5
27-Jul-94                  232.6
28-Jul-94                  232.2
29-Jul-94                  233.7
1-Aug-94                   234.3
2-Aug-94                   233.2
3-Aug-94                   231.5
4-Aug-94                   232.5
5-Aug-94                   232.0
8-Aug-94                   231.1
9-Aug-94                   231.5
10-Aug-94                  231.2
11-Aug-94                  231.6
12-Aug-94                  229.7
15-Aug-94                  229.4
16-Aug-94                  229.2
17-Aug-94                  229.5
18-Aug-94                  230.0
19-Aug-94                  229.8
22-Aug-94                  228.5
23-Aug-94                  228.9
24-Aug-94                  230.2
25-Aug-94                  230.8
26-Aug-94                  230.9
29-Aug-94                  232.0
30-Aug-94                  231.5
31-Aug-94                  231.9
1-Sep-94                   232.6
2-Sep-94                   232.5
5-Sep-94                   232.5
6-Sep-94                   233.2
7-Sep-94                   234.2
8-Sep-94                   232.9
9-Sep-94                   232.9
12-Sep-94                  233.1
13-Sep-94                  232.5
14-Sep-94                  230.4
15-Sep-94                  228.6
16-Sep-94                  229.2
19-Sep-94                  229.4
20-Sep-94                  231.0
21-Sep-94                  230.4
22-Sep-94                  232.1
23-Sep-94                  232.7
26-Sep-94                  232.2
27-Sep-94                  231.7
28-Sep-94                  230.9
29-Sep-94                  230.7
30-Sep-94                  229.9
3-Oct-94                   231.0
4-Oct-94                   230.3
5-Oct-94                   229.9
6-Oct-94                   230.4
7-Oct-94                   229.2
10-Oct-94                  227.9
11-Oct-94                  227.9
12-Oct-94                  227.6
13-Oct-94                  227.5
14-Oct-94                  228.3
17-Oct-94                  229.9
18-Oct-94                  229.7
19-Oct-94                  231.2
20-Oct-94                  233.9
21-Oct-94                  231.6
24-Oct-94                  233.0
25-Oct-94                  232.3
26-Oct-94                  233.3
27-Oct-94                  235.0
28-Oct-94                  234.5
31-Oct-94                  233.3
1-Nov-94                   233.5
2-Nov-94                   234.6
3-Nov-94                   233.9
4-Nov-94                   234.2
7-Nov-94                   233.0
8-Nov-94                   234.0
9-Nov-94                   233.2
10-Nov-94                  233.9
11-Nov-94                  233.6
14-Nov-94                  233.3
15-Nov-94                  233.7
16-Nov-94                  232.9
17-Nov-94                  233.7
18-Nov-94                  232.7
21-Nov-94                  231.5
22-Nov-94                  231.2
23-Nov-94                  230.9
24-Nov-94                  230.9
25-Nov-94                  231.4
28-Nov-94                  231.7
29-Nov-94                  230.6
30-Nov-94                  229.2
1-Dec-94                   229.7
2-Dec-94                   227.7
5-Dec-94                   227.0
6-Dec-94                   228.0
7-Dec-94                   228.5
8-Dec-94                   229.9
9-Dec-94                   230.0
12-Dec-94                  230.1
13-Dec-94                  229.2
14-Dec-94                  229.6
15-Dec-94                  230.8
16-Dec-94                  232.1
19-Dec-94                  231.9
20-Dec-94                  232.5
21-Dec-94                  233.9
22-Dec-94                  234.8
23-Dec-94                  235.4
26-Dec-94                  235.4
27-Dec-94                  236.2
28-Dec-94                  236.8
29-Dec-94                  236.4
30-Dec-94                  236.6
2-Jan-95                   236.6
3-Jan-95                   234.8
4-Jan-95                   235.2
5-Jan-95                   235.8
6-Jan-95                   235.2
9-Jan-95                   233.7
10-Jan-95                  233.9
11-Jan-95                  234.4
12-Jan-95                  235.3
13-Jan-95                  233.2
16-Jan-95                  233.0
17-Jan-95                  235.6
18-Jan-95                  236.7
19-Jan-95                  237.2
20-Jan-95                  237.2
23-Jan-95                  235.5
24-Jan-95                  235.6
25-Jan-95                  235.1
26-Jan-95                  235.5
27-Jan-95                  234.0
30-Jan-95                  233.7
31-Jan-95                  232.8
1-Feb-95                   232.4
2-Feb-95                   232.4
3-Feb-95                   232.3
6-Feb-95                   231.9
7-Feb-95                   231.5
8-Feb-95                   231.7
9-Feb-95                   232.7
10-Feb-95                  233.9
13-Feb-95                  233.4
14-Feb-95                  234.6
15-Feb-95                  234.3
16-Feb-95                  234.2
17-Feb-95                  235.0
20-Feb-95                  235.0
21-Feb-95                  235.4
22-Feb-95                  235.7
23-Feb-95                  235.8
24-Feb-95                  235.7
27-Feb-95                  234.9
28-Feb-95                  234.3
1-Mar-95                   233.5
2-Mar-95                   232.7
3-Mar-95                   232.1
6-Mar-95                   233.1
7-Mar-95                   234.7
8-Mar-95                   233.5
9-Mar-95                   234.2
10-Mar-95                  234.1
13-Mar-95                  235.1
14-Mar-95                  235.7
15-Mar-95                  236.6
16-Mar-95                  235.3
17-Mar-95                  235.3
20-Mar-95                  235.6
21-Mar-95                  234.4
22-Mar-95                  235.5
23-Mar-95                  234.1
24-Mar-95                  232.6
27-Mar-95                  232.7
28-Mar-95                  232.9
29-Mar-95                  231.9
30-Mar-95                  232.7
31-Mar-95                  232.9
3-Apr-95                   234.5
4-Apr-95                   235.4
5-Apr-95                   236.3
6-Apr-95                   236.5
7-Apr-95                   237.3
10-Apr-95                  236.5
11-Apr-95                  237.3
12-Apr-95                  236.7
13-Apr-95                  234.6
14-Apr-95                  234.6
17-Apr-95                  236.0
18-Apr-95                  236.8
19-Apr-95                  236.8
20-Apr-95                  236.9
21-Apr-95                  237.0
24-Apr-95                  236.7
25-Apr-95                  236.6
26-Apr-95                  234.2
27-Apr-95                  235.5
28-Apr-95                  235.3
1-May-95                   236.6
2-May-95                   235.6
3-May-95                   235.5
4-May-95                   235.1
5-May-95                   233.5
8-May-95                   232.6
9-May-95                   231.0
10-May-95                  231.2
11-May-95                  230.2
12-May-95                  230.5
15-May-95                  230.7
16-May-95                  231.7
17-May-95                  231.6
18-May-95                  233.0
19-May-95                  233.5
22-May-95                  234.7
23-May-95                  236.5
24-May-95                  236.3
25-May-95                  235.3
26-May-95                  235.5
29-May-95                  235.5
30-May-95                  232.8
31-May-95                  232.7
1-Jun-95                   234.6
2-Jun-95                   234.0
5-Jun-95                   234.1
6-Jun-95                   234.1
7-Jun-95                   233.8
8-Jun-95                   233.7
9-Jun-95                   233.5
12-Jun-95                  232.8
13-Jun-95                  232.7
14-Jun-95                  233.8
15-Jun-95                  233.8
16-Jun-95                  235.2
19-Jun-95                  236.5
20-Jun-95                  236.7
21-Jun-95                  237.5
22-Jun-95                  237.3
23-Jun-95                  237.9
26-Jun-95                  235.2
27-Jun-95                  234.6
28-Jun-95                  235.4
29-Jun-95                  235.0
30-Jun-95                  232.7
3-Jul-95                   232.6
4-Jul-95                   232.6
5-Jul-95                   231.1
6-Jul-95                   232.1
7-Jul-95                   231.2
10-Jul-95                  230.0
11-Jul-95                  230.5
12-Jul-95                  230.3
13-Jul-95                  229.6
14-Jul-95                  231.5
17-Jul-95                  234.0
18-Jul-95                  234.1
19-Jul-95                  231.4
20-Jul-95                  231.0
21-Jul-95                  233.4
24-Jul-95                  233.7
25-Jul-95                  233.9
26-Jul-95                  235.3
27-Jul-95                  234.9
28-Jul-95                  234.8
31-Jul-95                  233.2
1-Aug-95                   233.9
2-Aug-95                   233.0
3-Aug-95                   232.8
4-Aug-95                   232.3
7-Aug-95                   232.3
8-Aug-95                   232.6
9-Aug-95                   232.6
10-Aug-95                  233.0
11-Aug-95                  233.0
14-Aug-95                  234.7
15-Aug-95                  234.3
16-Aug-95                  234.8
17-Aug-95                  235.5
18-Aug-95                  237.3
21-Aug-95                  239.9
22-Aug-95                  239.4
23-Aug-95                  240.0
24-Aug-95                  239.7
25-Aug-95                  239.6
28-Aug-95                  239.7
29-Aug-95                  239.3
30-Aug-95                  238.1
31-Aug-95                  240.0
1-Sep-95                   241.2
4-Sep-95                   241.2
5-Sep-95                   241.4
6-Sep-95                   240.3
7-Sep-95                   240.1
8-Sep-95                   240.1
11-Sep-95                  240.2
12-Sep-95                  240.3
13-Sep-95                  239.9
14-Sep-95                  241.7
15-Sep-95                  242.4
18-Sep-95                  244.7
19-Sep-95                  243.4
20-Sep-95                  243.1
21-Sep-95                  245.1
22-Sep-95                  242.6
25-Sep-95                  241.0
26-Sep-95                  241.2
27-Sep-95                  240.6
28-Sep-95                  241.8
29-Sep-95                  241.7
2-Oct-95                   240.3
3-Oct-95                   240.2
4-Oct-95                   241.0
5-Oct-95                   239.3
6-Oct-95                   238.5
9-Oct-95                   238.5
10-Oct-95                  239.7
11-Oct-95                  240.8
12-Oct-95                  240.2
13-Oct-95                  241.3
16-Oct-95                  242.6
17-Oct-95                  240.5
18-Oct-95                  241.3
19-Oct-95                  241.8
20-Oct-95                  242.3
23-Oct-95                  241.7
24-Oct-95                  241.7
25-Oct-95                  241.8
26-Oct-95                  241.9
27-Oct-95                  241.5
30-Oct-95                  242.0
31-Oct-95                  242.2
1-Nov-95                   243.0
2-Nov-95                   243.8
3-Nov-95                   243.4
6-Nov-95                   243.5
7-Nov-95                   244.3
8-Nov-95                   243.9
9-Nov-95                   243.4
10-Nov-95                  243.9
13-Nov-95                  242.8
14-Nov-95                  242.0
15-Nov-95                  242.5
16-Nov-95                  242.8
17-Nov-95                  243.8
20-Nov-95                  243.1
21-Nov-95                  241.5
22-Nov-95                  241.2
23-Nov-95                  241.2
24-Nov-95                  241.3
27-Nov-95                  241.3
28-Nov-95                  241.1
29-Nov-95                  241.6
30-Nov-95                  241.8
1-Dec-95                   241.7
4-Dec-95                   243.1
5-Dec-95                   244.1
6-Dec-95                   243.6
7-Dec-95                   244.2
8-Dec-95                   245.2
11-Dec-95                  245.3
12-Dec-95                  244.0
13-Dec-95                  244.7
14-Dec-95                  245.8
15-Dec-95                  245.0
18-Dec-95                  245.0
19-Dec-95                  245.4
20-Dec-95                  245.4
21-Dec-95                  246.0
22-Dec-95                  243.3
25-Dec-95                  243.3
26-Dec-95                  244.0
27-Dec-95                  244.3
28-Dec-95                  242.8
29-Dec-95                  243.2
1-Jan-96                   243.2
2-Jan-96                   244.5
3-Jan-96                   245.0
4-Jan-96                   245.5
5-Jan-96                   246.8
8-Jan-96                   245.9
9-Jan-96                   246.3
10-Jan-96                  245.2
11-Jan-96                  242.9
12-Jan-96                  241.6
15-Jan-96                  240.0
16-Jan-96                  239.0
17-Jan-96                  240.2
18-Jan-96                  240.6
19-Jan-96                  240.6
22-Jan-96                  240.9
23-Jan-96                  242.0
24-Jan-96                  242.4
25-Jan-96                  241.7
26-Jan-96                  242.2
29-Jan-96                  244.7
30-Jan-96                  245.5
31-Jan-96                  247.5
1-Feb-96                   248.1
2-Feb-96                   248.3
5-Feb-96                   245.8
6-Feb-96                   246.6
7-Feb-96                   246.3
8-Feb-96                   247.6
9-Feb-96                   248.0
12-Feb-96                  247.5
13-Feb-96                  249.7
14-Feb-96                  250.7
15-Feb-96                  250.4
16-Feb-96                  250.2
19-Feb-96                  250.2
20-Feb-96                  249.6
21-Feb-96                  249.9
22-Feb-96                  249.7
23-Feb-96                  248.4
26-Feb-96                  249.1
27-Feb-96                  249.3
28-Feb-96                  249.0
29-Feb-96                  248.8
1-Mar-96                   244.5
4-Mar-96                   243.6
5-Mar-96                   243.2
6-Mar-96                   243.9
7-Mar-96                   244.4
8-Mar-96                   245.4
11-Mar-96                  246.5
12-Mar-96                  246.9
13-Mar-96                  247.3
14-Mar-96                  247.9
15-Mar-96                  248.3
18-Mar-96                  250.4
19-Mar-96                  249.9
20-Mar-96                  250.4
21-Mar-96                  250.7
22-Mar-96                  252.1
25-Mar-96                  252.4
26-Mar-96                  252.7
27-Mar-96                  253.0
28-Mar-96                  251.2
29-Mar-96                  251.4
1-Apr-96                   252.2
2-Apr-96                   252.4
3-Apr-96                   253.4
4-Apr-96                   254.7
5-Apr-96                   254.7
8-Apr-96                   257.0
9-Apr-96                   255.8
10-Apr-96                  258.9
11-Apr-96                  260.7
12-Apr-96                  260.2
15-Apr-96                  259.3
16-Apr-96                  255.8
17-Apr-96                  256.4
18-Apr-96                  257.2
19-Apr-96                  257.6
22-Apr-96                  261.7
23-Apr-96                  261.1
24-Apr-96                  261.4
25-Apr-96                  261.8
26-Apr-96                  261.5
29-Apr-96                  259.6
30-Apr-96                  256.1
1-May-96                   258.0
2-May-96                   256.8
3-May-96                   257.1
6-May-96                   257.4
7-May-96                   259.3
8-May-96                   260.6
9-May-96                   260.3
10-May-96                  259.1
13-May-96                  260.6
14-May-96                  260.2
15-May-96                  260.2
16-May-96                  259.7
17-May-96                  259.6
20-May-96                  259.2
21-May-96                  257.6
22-May-96                  257.4
23-May-96                  256.8
24-May-96                  257.0
27-May-96                  257.0
28-May-96                  255.6
29-May-96                  253.9
30-May-96                  252.3
31-May-96                  254.1
3-Jun-96                   251.7
4-Jun-96                   250.1
5-Jun-96                   247.5
6-Jun-96                   248.7
7-Jun-96                   250.7
10-Jun-96                  251.9
11-Jun-96                  250.2
12-Jun-96                  250.4
13-Jun-96                  249.9
14-Jun-96                  249.1
17-Jun-96                  250.5
18-Jun-96                  251.4
19-Jun-96                  249.6
20-Jun-96                  249.3
21-Jun-96                  248.6
24-Jun-96                  249.0
25-Jun-96                  247.7
26-Jun-96                  248.7
27-Jun-96                  249.4
28-Jun-96                  248.7
1-Jul-96                   249.6
2-Jul-96                   248.7
3-Jul-96                   249.3
4-Jul-96                   249.3
5-Jul-96                   248.7
8-Jul-96                   249.3
9-Jul-96                   250.1
10-Jul-96                  250.0
11-Jul-96                  250.7
12-Jul-96                  251.6
15-Jul-96                  250.8
16-Jul-96                  247.9
17-Jul-96                  246.6
18-Jul-96                  244.8
19-Jul-96                  243.2
22-Jul-96                  240.8
23-Jul-96                  241.3
24-Jul-96                  241.1
25-Jul-96                  241.3
26-Jul-96                  240.5
29-Jul-96                  240.5
30-Jul-96                  240.5
31-Jul-96                  242.0
1-Aug-96                   245.4
2-Aug-96                   245.1
5-Aug-96                   244.2
6-Aug-96                   244.2
7-Aug-96                   243.8
8-Aug-96                   246.0
9-Aug-96                   246.1
12-Aug-96                  249.3
13-Aug-96                  249.9
14-Aug-96                  249.4
15-Aug-96                  248.6
16-Aug-96                  249.6
19-Aug-96                  252.0
20-Aug-96                  250.7
21-Aug-96                  249.8
22-Aug-96                  249.8
23-Aug-96                  250.4
26-Aug-96                  250.3
27-Aug-96                  249.8
28-Aug-96                  248.5
29-Aug-96                  249.7
30-Aug-96                  249.5
2-Sep-96                   249.5
3-Sep-96                   249.0
4-Sep-96                   247.1
5-Sep-96                   246.2
6-Sep-96                   247.8
9-Sep-96                   247.6
10-Sep-96                  248.1
11-Sep-96                  247.2
12-Sep-96                  247.1
13-Sep-96                  245.9
16-Sep-96                  244.2
17-Sep-96                  244.4
18-Sep-96                  245.9
19-Sep-96                  245.1
20-Sep-96                  244.4
23-Sep-96                  243.8
24-Sep-96                  245.3
25-Sep-96                  247.1
26-Sep-96                  246.5
27-Sep-96                  246.6
30-Sep-96                  245.6
1-Oct-96                   244.2
2-Oct-96                   244.6
3-Oct-96                   245.8
4-Oct-96                   246.0
7-Oct-96                   247.8
8-Oct-96                   249.1
9-Oct-96                   248.6
10-Oct-96                  247.4
11-Oct-96                  245.7
14-Oct-96                  245.5
15-Oct-96                  246.2
16-Oct-96                  244.4
17-Oct-96                  244.1
18-Oct-96                  243.4
21-Oct-96                  243.8
22-Oct-96                  245.0
23-Oct-96                  244.1
24-Oct-96                  241.9
25-Oct-96                  243.3
28-Oct-96                  243.3
29-Oct-96                  241.1
30-Oct-96                  241.7
31-Oct-96                  237.8
1-Nov-96                   237.3
4-Nov-96                   236.5
5-Nov-96                   236.1
6-Nov-96                   237.0
7-Nov-96                   238.7
8-Nov-96                   239.7
11-Nov-96                  240.6
12-Nov-96                  240.5
13-Nov-96                  242.3
14-Nov-96                  243.4
15-Nov-96                  244.7
18-Nov-96                  244.5
19-Nov-96                  245.5
20-Nov-96                  246.2
21-Nov-96                  245.5
22-Nov-96                  244.2
25-Nov-96                  243.3
26-Nov-96                  244.9
27-Nov-96                  244.7
28-Nov-96                  244.7
29-Nov-96                  243.4
2-Dec-96                   242.0
3-Dec-96                   241.6
4-Dec-96                   241.4
5-Dec-96                   243.5
6-Dec-96                   242.0
9-Dec-96                   240.3
10-Dec-96                  241.0
11-Dec-96                  240.5
12-Dec-96                  241.8
13-Dec-96                  243.8
16-Dec-96                  245.6
17-Dec-96                  244.5
18-Dec-96                  245.6
19-Dec-96                  246.2
20-Dec-96                  245.7
23-Dec-96                  243.8
24-Dec-96                  244.5
25-Dec-96                  244.5
26-Dec-96                  241.9
27-Dec-96                  240.1
30-Dec-96                  238.2
31-Dec-96                  239.6
1-Jan-97                   239.6
2-Jan-97                   240.6
3-Jan-97                   240.3
6-Jan-97                   242.1
7-Jan-97                   242.4
8-Jan-97                   242.2
9-Jan-97                   241.7
10-Jan-97                  241.9
13-Jan-97                  241.4
14-Jan-97                  242.3
15-Jan-97                  243.9
16-Jan-97                  242.5
17-Jan-97                  241.7
20-Jan-97                  242.2
21-Jan-97                  240.8
22-Jan-97                  240.9
23-Jan-97                  240.4
24-Jan-97                  241.1
27-Jan-97                  243.8
28-Jan-97                  242.3
29-Jan-97                  241.2
30-Jan-97                  240.6
31-Jan-97                  239.0
3-Feb-97                   238.7
4-Feb-97                   238.7
5-Feb-97                   239.4
6-Feb-97                   238.1
7-Feb-97                   236.8
10-Feb-97                  237.3
11-Feb-97                  237.6
12-Feb-97                  238.0
13-Feb-97                  238.4
14-Feb-97                  239.5
17-Feb-97                  239.5
18-Feb-97                  239.3
19-Feb-97                  241.4
20-Feb-97                  241.4
21-Feb-97                  241.2
24-Feb-97                  240.1
25-Feb-97                  241.6
26-Feb-97                  242.9
27-Feb-97                  242.7
28-Feb-97                  242.4
3-Mar-97                   243.6
4-Mar-97                   245.8
5-Mar-97                   243.6
6-Mar-97                   245.1
7-Mar-97                   245.4
10-Mar-97                  247.2
11-Mar-97                  247.1
12-Mar-97                  245.1
13-Mar-97                  245.1
14-Mar-97                  246.9
17-Mar-97                  244.1
18-Mar-97                  244.3
19-Mar-97                  244.8
20-Mar-97                  246.4
21-Mar-97                  244.8
24-Mar-97                  244.1
25-Mar-97                  245.5
26-Mar-97                  245.7
27-Mar-97                  246.1
28-Mar-97                  246.1
31-Mar-97                  245.2
1-Apr-97                   245.8
2-Apr-97                   244.1
3-Apr-97                   241.6
4-Apr-97                   240.4
7-Apr-97                   240.5
8-Apr-97                   240.0
9-Apr-97                   241.2
10-Apr-97                  243.1
11-Apr-97                  242.7
14-Apr-97                  244.7
15-Apr-97                  243.3
16-Apr-97                  243.2
17-Apr-97                  245.3
18-Apr-97                  247.3
21-Apr-97                  247.6
22-Apr-97                  246.5
23-Apr-97                  246.9
24-Apr-97                  247.5
25-Apr-97                  248.3
28-Apr-97                  246.2
29-Apr-97                  246.7
30-Apr-97                  248.3
1-May-97                   247.9
2-May-97                   246.6
5-May-97                   246.3
6-May-97                   246.1
7-May-97                   246.6
8-May-97                   248.1
9-May-97                   249.5
12-May-97                  251.4
13-May-97                  251.4
14-May-97                  251.4
15-May-97                  252.8
16-May-97                  253.7
19-May-97                  253.1
20-May-97                  251.0
21-May-97                  252.4
22-May-97                  251.9
23-May-97                  251.3
26-May-97                  251.3
27-May-97                  250.7
28-May-97                  252.4
29-May-97                  254.0
30-May-97                  251.0
2-Jun-97                   248.6
3-Jun-97                   248.4
4-Jun-97                   247.0
5-Jun-97                   246.6
6-Jun-97                   246.6
9-Jun-97                   246.8
10-Jun-97                  244.6
11-Jun-97                  244.2
12-Jun-97                  244.6
13-Jun-97                  244.5
16-Jun-97                  243.5
17-Jun-97                  244.9
18-Jun-97                  241.9
19-Jun-97                  243.0
20-Jun-97                  240.5
23-Jun-97                  241.3
24-Jun-97                  241.4
25-Jun-97                  241.7
26-Jun-97                  239.4
27-Jun-97                  239.3
30-Jun-97                  239.4
1-Jul-97                   238.7
2-Jul-97                   237.4
3-Jul-97                   235.6
4-Jul-97                   235.6
7-Jul-97                   232.2
8-Jul-97                   233.0
9-Jul-97                   233.9
10-Jul-97                  232.7
11-Jul-97                  233.5
14-Jul-97                  234.5
15-Jul-97                  235.2
16-Jul-97                  234.0
17-Jul-97                  234.2
18-Jul-97                  235.0
21-Jul-97                  233.6
22-Jul-97                  235.1
23-Jul-97                  236.3
24-Jul-97                  237.8
25-Jul-97                  237.8
28-Jul-97                  241.2
29-Jul-97                  241.8
30-Jul-97                  241.8
31-Jul-97                  242.8
1-Aug-97                   243.4
4-Aug-97                   245.2
5-Aug-97                   243.6
6-Aug-97                   242.8
7-Aug-97                   242.9
8-Aug-97                   243.7
11-Aug-97                  243.8
12-Aug-97                  243.1
13-Aug-97                  243.3
14-Aug-97                  241.0
15-Aug-97                  239.1
18-Aug-97                  237.7
19-Aug-97                  239.9
20-Aug-97                  238.0
21-Aug-97                  237.8
22-Aug-97                  238.6
25-Aug-97                  237.5
26-Aug-97                  237.7
27-Aug-97                  239.3
28-Aug-97                  240.5
29-Aug-97                  242.0
1-Sep-97                   242.0
2-Sep-97                   243.7
3-Sep-97                   244.3
4-Sep-97                   243.7
5-Sep-97                   243.2
8-Sep-97                   242.1
9-Sep-97                   242.3
10-Sep-97                  242.2
11-Sep-97                  243.2
12-Sep-97                  241.7
15-Sep-97                  241.2
16-Sep-97                  240.9
17-Sep-97                  240.5
18-Sep-97                  240.9
19-Sep-97                  240.7
22-Sep-97                  240.9
23-Sep-97                  241.5
24-Sep-97                  242.0
25-Sep-97                  243.0
26-Sep-97                  242.7
29-Sep-97                  243.5
30-Sep-97                  243.1
1-Oct-97                   242.6
2-Oct-97                   243.4
3-Oct-97                   246.2
6-Oct-97                   245.2
7-Oct-97                   245.7
8-Oct-97                   246.6
9-Oct-97                   246.1
10-Oct-97                  246.8
13-Oct-97                  246.5
14-Oct-97                  244.5
15-Oct-97                  244.8
16-Oct-97                  243.9
17-Oct-97                  242.5
20-Oct-97                  243.3
21-Oct-97                  243.8
22-Oct-97                  245.4
23-Oct-97                  243.7
24-Oct-97                  242.5
27-Oct-97                  242.5
28-Oct-97                  239.0
29-Oct-97                  239.1
30-Oct-97                  240.6
31-Oct-97                  240.0
3-Nov-97                   241.6
4-Nov-97                   241.7
5-Nov-97                   242.1
6-Nov-97                   240.9
7-Nov-97                   241.4
10-Nov-97                  241.1
11-Nov-97                  242.7
12-Nov-97                  242.6
13-Nov-97                  243.1
14-Nov-97                  241.7
17-Nov-97                  241.6
18-Nov-97                  241.0
19-Nov-97                  239.4
20-Nov-97                  236.8
21-Nov-97                  238.4
24-Nov-97                  237.8
25-Nov-97                  235.7
26-Nov-97                  235.6
27-Nov-97                  235.6
28-Nov-97                  235.9
1-Dec-97                   237.0
2-Dec-97                   236.9
3-Dec-97                   233.0
4-Dec-97                   234.9
5-Dec-97                   235.8
8-Dec-97                   236.2
9-Dec-97                   237.1
10-Dec-97                  237.4
11-Dec-97                  235.7
12-Dec-97                  235.9
15-Dec-97                  235.4
16-Dec-97                  233.0
17-Dec-97                  234.0
18-Dec-97                  234.3
19-Dec-97                  233.4
22-Dec-97                  231.3
23-Dec-97                  232.0
24-Dec-97                  233.0
25-Dec-97                  233.0
26-Dec-97                  233.4
29-Dec-97                  231.7
30-Dec-97                  230.5
31-Dec-97                  229.1
1-Jan-98                   229.1
2-Jan-98                   228.9
5-Jan-98                   227.8
6-Jan-98                   226.4
7-Jan-98                   226.6
8-Jan-98                   224.9
9-Jan-98                   223.3
12-Jan-98                  222.6
13-Jan-98                  225.9
14-Jan-98                  227.0
15-Jan-98                  228.6
16-Jan-98                  228.7
19-Jan-98                  228.7
20-Jan-98                  229.2
21-Jan-98                  229.4
22-Jan-98                  230.5
23-Jan-98                  230.9
26-Jan-98                  232.4
27-Jan-98                  233.2
28-Jan-98                  233.8
29-Jan-98                  235.0
30-Jan-98                  234.3
2-Feb-98                   235.1
3-Feb-98                   234.1
4-Feb-98                   234.9
5-Feb-98                   235.7
6-Feb-98                   234.4
9-Feb-98                   232.9
10-Feb-98                  233.3
11-Feb-98                  231.6
12-Feb-98                  231.7
13-Feb-98                  231.6
16-Feb-98                  231.6
17-Feb-98                  228.8
18-Feb-98                  229.6
19-Feb-98                  230.2
20-Feb-98                  228.4
23-Feb-98                  226.2
24-Feb-98                  224.1
25-Feb-98                  225.3
26-Feb-98                  225.6
27-Feb-98                  227.7
2-Mar-98                   229.6
3-Mar-98                   227.5
4-Mar-98                   227.4
5-Mar-98                   226.7
6-Mar-98                   225.8
9-Mar-98                   225.1
10-Mar-98                  225.5
11-Mar-98                  225.7
12-Mar-98                  226.2
13-Mar-98                  226.0
16-Mar-98                  224.6
17-Mar-98                  223.7
18-Mar-98                  226.3
19-Mar-98                  225.4
20-Mar-98                  226.4
23-Mar-98                  231.5
24-Mar-98                  229.8
25-Mar-98                  228.8
26-Mar-98                  229.6
27-Mar-98                  229.9
30-Mar-98                  229.7
31-Mar-98                  228.9
1-Apr-98                   226.6
2-Apr-98                   227.9
3-Apr-98                   227.9
6-Apr-98                   225.5
7-Apr-98                   225.4
8-Apr-98                   225.6
9-Apr-98                   226.1
10-Apr-98                  226.1
13-Apr-98                  225.4
14-Apr-98                  225.2
15-Apr-98                  226.1
16-Apr-98                  225.8
17-Apr-98                  225.1
20-Apr-98                  226.0
21-Apr-98                  227.2
22-Apr-98                  225.4
23-Apr-98                  224.2
24-Apr-98                  224.9
27-Apr-98                  224.7
28-Apr-98                  224.8
29-Apr-98                  224.2
30-Apr-98                  224.0
1-May-98                   224.7
4-May-98                   225.8
5-May-98                   226.5
6-May-98                   225.9
7-May-98                   225.4
8-May-98                   225.1
11-May-98                  223.5
12-May-98                  223.4
13-May-98                  223.1
14-May-98                  223.8
15-May-98                  222.0
18-May-98                  219.3
19-May-98                  218.5
20-May-98                  218.6
21-May-98                  218.6
22-May-98                  219.1
25-May-98                  219.1
26-May-98                  215.9
27-May-98                  214.6
28-May-98                  214.5
29-May-98                  215.9
1-Jun-98                   214.9
2-Jun-98                   215.1
3-Jun-98                   214.4
4-Jun-98                   214.6
5-Jun-98                   214.1
8-Jun-98                   213.3
9-Jun-98                   211.5
10-Jun-98                  211.3
11-Jun-98                  210.6
12-Jun-98                  210.3
15-Jun-98                  208.5
16-Jun-98                  209.1
17-Jun-98                  212.8
18-Jun-98                  211.3
19-Jun-98                  213.7
22-Jun-98                  214.4
23-Jun-98                  216.4
24-Jun-98                  216.0
25-Jun-98                  215.2
26-Jun-98                  214.7
29-Jun-98                  213.2
30-Jun-98                  214.6
1-Jul-98                   215.3
2-Jul-98                   214.5
3-Jul-98                   214.5
6-Jul-98                   213.4
7-Jul-98                   213.8
8-Jul-98                   213.4
9-Jul-98                   212.4
10-Jul-98                  210.5
13-Jul-98                  209.4
14-Jul-98                  210.1
15-Jul-98                  210.1
16-Jul-98                  209.9
17-Jul-98                  211.4
20-Jul-98                  209.5
21-Jul-98                  207.7
22-Jul-98                  208.1
23-Jul-98                  207.5
24-Jul-98                  207.4
27-Jul-98                  206.5
28-Jul-98                  206.6
29-Jul-98                  206.1
30-Jul-98                  207.3
31-Jul-98                  206.0
3-Aug-98                   204.7
4-Aug-98                   205.6
5-Aug-98                   205.8
6-Aug-98                   206.6
7-Aug-98                   207.0
10-Aug-98                  206.1
11-Aug-98                  202.9
12-Aug-98                  202.0
13-Aug-98                  202.8
14-Aug-98                  202.6
17-Aug-98                  202.6
18-Aug-98                  202.6
19-Aug-98                  202.5
20-Aug-98                  203.1
21-Aug-98                  200.5
24-Aug-98                  200.7
25-Aug-98                  199.8
26-Aug-98                  198.1
27-Aug-98                  196.2
28-Aug-98                  195.4
31-Aug-98                  195.7
1-Sep-98                   198.7
2-Sep-98                   199.4
3-Sep-98                   201.3
4-Sep-98                   201.9
7-Sep-98                   201.9
8-Sep-98                   202.5
9-Sep-98                   201.5
10-Sep-98                  202.6
11-Sep-98                  201.5
14-Sep-98                  201.6
15-Sep-98                  203.8
16-Sep-98                  202.8
17-Sep-98                  201.8
18-Sep-98                  202.2
21-Sep-98                  201.7
22-Sep-98                  202.8
23-Sep-98                  202.9
24-Sep-98                  203.9
25-Sep-98                  202.8
28-Sep-98                  203.3
29-Sep-98                  203.7
30-Sep-98                  203.3
1-Oct-98                   202.1
2-Oct-98                   202.2
5-Oct-98                   202.1
6-Oct-98                   202.9
7-Oct-98                   205.4
8-Oct-98                   203.8
9-Oct-98                   205.3
12-Oct-98                  204.1
13-Oct-98                  205.1
14-Oct-98                  204.8
15-Oct-98                  205.1
16-Oct-98                  205.7
19-Oct-98                  203.2
20-Oct-98                  203.0
21-Oct-98                  203.7
22-Oct-98                  203.5
23-Oct-98                  203.8
26-Oct-98                  204.8
27-Oct-98                  202.9
28-Oct-98                  203.0
29-Oct-98                  202.7
30-Oct-98                  203.3
2-Nov-98                   204.1
3-Nov-98                   205.0
4-Nov-98                   205.3
5-Nov-98                   205.8
6-Nov-98                   205.6
9-Nov-98                   204.5
10-Nov-98                  204.5
11-Nov-98                  204.8
12-Nov-98                  206.1
13-Nov-98                  204.3
16-Nov-98                  201.5
17-Nov-98                  200.9
18-Nov-98                  201.1
19-Nov-98                  200.3
20-Nov-98                  199.2
23-Nov-98                  196.5
24-Nov-98                  196.4
25-Nov-98                  197.0
26-Nov-98                  197.0
27-Nov-98                  197.0
30-Nov-98                  195.4
1-Dec-98                   196.8
2-Dec-98                   196.0
3-Dec-98                   195.4
4-Dec-98                   195.1
7-Dec-98                   194.9
8-Dec-98                   192.4
9-Dec-98                   191.4
10-Dec-98                  190.5
11-Dec-98                  188.9
14-Dec-98                  190.7
15-Dec-98                  191.7
16-Dec-98                  195.0
17-Dec-98                  190.9
18-Dec-98                  190.6
21-Dec-98                  188.3
22-Dec-98                  189.1
23-Dec-98                  189.3
24-Dec-98                  189.3
25-Dec-98                  189.3
28-Dec-98                  189.7
29-Dec-98                  190.9
30-Dec-98                  190.7
31-Dec-98                  191.2
1-Jan-99                   191.2
4-Jan-99                   193.8
5-Jan-99                   194.5
6-Jan-99                   196.7
7-Jan-99                   196.5
8-Jan-99                   197.7
11-Jan-99                  198.6
12-Jan-99                  196.6
13-Jan-99                  194.2
14-Jan-99                  193.6
15-Jan-99                  194.7
18-Jan-99                  194.7
19-Jan-99                  189.9
20-Jan-99                  189.5
21-Jan-99                  190.5
22-Jan-99                  189.8
25-Jan-99                  188.5
26-Jan-99                  187.6
27-Jan-99                  187.5
28-Jan-99                  189.3
29-Jan-99                  189.7
1-Feb-99                   189.5
2-Feb-99                   190.7
3-Feb-99                   190.3
4-Feb-99                   190.9
5-Feb-99                   190.5
8-Feb-99                   190.3
9-Feb-99                   189.0
10-Feb-99                  188.4
11-Feb-99                  187.2
12-Feb-99                  186.8
15-Feb-99                  186.8
16-Feb-99                  184.3
17-Feb-99                  184.2
18-Feb-99                  185.7
19-Feb-99                  186.0
22-Feb-99                  184.9
23-Feb-99                  186.2
24-Feb-99                  184.7
25-Feb-99                  184.7
26-Feb-99                  183.0
1-Mar-99                   184.2
2-Mar-99                   184.5
3-Mar-99                   184.1
4-Mar-99                   185.3
5-Mar-99                   186.5
8-Mar-99                   187.6
9-Mar-99                   188.2
10-Mar-99                  190.6
11-Mar-99                  189.5
12-Mar-99                  188.3
15-Mar-99                  186.0
16-Mar-99                  186.8
17-Mar-99                  188.4
18-Mar-99                  187.6
19-Mar-99                  188.1
22-Mar-99                  190.5
23-Mar-99                  189.9
24-Mar-99                  188.7
25-Mar-99                  191.2
26-Mar-99                  192.7
29-Mar-99                  192.4
30-Mar-99                  192.8
31-Mar-99                  191.8
1-Apr-99                   191.3
2-Apr-99                   191.3
5-Apr-99                   191.2
6-Apr-99                   190.8
7-Apr-99                   188.9
8-Apr-99                   187.5
9-Apr-99                   189.8
12-Apr-99                  188.5
13-Apr-99                  189.1
14-Apr-99                  187.9
15-Apr-99                  189.0
16-Apr-99                  189.2
19-Apr-99                  191.2
20-Apr-99                  191.0
21-Apr-99                  191.1
22-Apr-99                  189.5
23-Apr-99                  189.7
26-Apr-99                  189.0
27-Apr-99                  188.6
28-Apr-99                  189.6
29-Apr-99                  191.2
30-Apr-99                  192.4
3-May-99                   192.3
4-May-99                   192.7
5-May-99                   193.2
6-May-99                   192.5
7-May-99                   191.5
10-May-99                  192.0
11-May-99                  191.8
12-May-99                  191.0
13-May-99                  191.7
14-May-99                  191.1
17-May-99                  191.1
18-May-99                  190.5
19-May-99                  189.4
20-May-99                  189.0
21-May-99                  188.6
24-May-99                  186.2
25-May-99                  186.2
26-May-99                  187.1
27-May-99                  186.2
28-May-99                  186.7
31-May-99                  186.7
1-Jun-99                   188.0
2-Jun-99                   189.7
3-Jun-99                   191.3
4-Jun-99                   192.2
7-Jun-99                   193.1
8-Jun-99                   192.5
9-Jun-99                   192.4
10-Jun-99                  191.8
11-Jun-99                  192.9



      Corporate earnings are high and evidence continues to build that labor is losing power. Mergers and layoffs are still widespread and continue to be announced weekly. Even without the big "trophy layoffs" of a few years ago, layoffs are back to their peak levels.

      As the U.S. economy slows down, we expect bond yields to decline and stocks to perform about as well as bonds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEC Calculations
--------------------------------------------------------------------------------

      The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph measures the growth of a $ 10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year-end. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

      Both the line graph and the SEC standardized total return figures include the impact of the Fund's maximum initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                                                   % Return with
Periods ended 5/31/99:                                              Sales Charge
--------------------------------------------------------------------------------
One Year                                                               7.16%
--------------------------------------------------------------------------------
Since Inception (9/16/97)                                             18.89%
--------------------------------------------------------------------------------

      While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the Fund's total return is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

      The SEC total return figures may differ from total return figures in the shareholder letter because the time periods may be different and because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

--------------------------------------------------------------------------------
                    CHANGE IN VALUE OF A $10,000 INVESTMENT*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        September 16, 1997-May 31, 1999
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                 ISI Stragegy          Wilshire 5000         Consumer Price
                                           Index                 Index
09/16/97           $9,555                 $10,000               $10,000
11/30/1997         $9,622                 $10,065               $10,049
05/31/1998        $10,600                 $11,430               $10,124
11/30/1998        $11,169                 $11,880               $10,204
05/31/1999        $11,889                 $13,450               $10,329


--------------------------------------------------------------------------------

* These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.45% maximum sales charge. The Wilshire 5000 Index is the broadest measure of the U.S. Equity market and incorporates both large and small capitalization stocks. Management is not aware of any single index that is truly representative of the Fund since its active management policy allows the manager to adjust the stock/bond balance and to adjust the weighted average maturity throughout each U.S. Treasury sector. The CPI is a widely used measure of inflation. The
      CPI performance is based on data released on 6/16/99. Past performance is not an indicator of future results.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets                                             May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK--66.8%
20th Century Industries(1)                                      200  $     3,662
3Com Corp.(1)                                                   600       16,500
@entertainment, Inc.(1)                                         100        1,262
A.G. Edwards & Sons, Inc.(1)                                    200        6,725
AAR Corp.(1)                                                    200        3,950
Abbott Laboratories(1)                                        2,700      122,006
Abercrombie & Fitch Co. -- Class A(1)                           102        8,581
ABR Information Services, Inc.(1)                               100        2,525
Acceptance Insurance Companies, Inc.(1)                         100        1,569
Ackerley Group, Inc.(1)                                         100        1,887
ACNielsen Corp.(1)                                              100        2,819
Action Performance Companies., Inc.(1)                          100        3,800
Acxiom Corp.(1)                                                 100        2,700
Adaptec, Inc.(1)                                                200        6,175
ADC Telecommunications, Inc.(1)                                 200        9,775
Adelphi Communications Corp. -- Class A(1)                      100        7,550
Administaff, Inc.(1)                                            100        1,600
Adobe Systems, Inc.                                             100        7,412
Advance Paradigm, Inc.(1)                                       100        4,837
Advanced Energy Industries(1)                                   100        2,487
Advanced Fibre Communications                                   100        1,044
Advanced Micro Devices, Inc.(1)                                 200        3,700
AES Corp.(1)                                                    300       14,925
Aetna, Inc.                                                     300       27,244
AFC Cable Systems, Inc.(1)                                      100        3,437
Affiliated Computer Services, Inc. -- Class A                   200        8,675
Affiliated Managers Group, Inc.                                 200        5,850
Aflac, Inc.                                                     500       25,500
Aftermath Technology Corp.(1)                                   100        1,100
Ag-Chem Equipment Co., Inc.(1)                                  100        1,125
AGCO Corp.                                                      100        1,162
AGL Resources, Inc.                                             200        3,775
Agribrands International(1)                                     100        3,494
Air Express International Corp.                                 100        2,500
Air Products & Chemicals, Inc.                                  400       16,400
Airborne Freight Corp.                                          100        2,587
Airgas, Inc.(1)                                                 200        2,287
Airlease, Ltd.                                                  100        1,112
Airtouch Communications, Inc.(1)                              1,000      100,500
AK Steel Holding Corp.                                          100        2,400
Alaska Air Group, Inc.(1)                                       100        4,150
Albany International Corp. -- Class A                           204        4,781
Albemarle Corp.                                                 100        2,244
Alberto-Culver Co. -- Class B                                   100        2,644
Albertson's, Inc.                                               400       21,400
Alcoa                                                           660       36,300
Aliant Communications, Inc.                                     100        4,750
Allegheny Energy, Inc.                                          200        6,975
Allegheny Teledyne, Inc.                                        300        6,131
Allegiance Telecom, Inc.(1)                                     100        3,700
Allen Telecom, Inc.(1)                                          100        1,044
Allergan, Inc.                                                  100        9,300
Alliance Capital Management LP                                  300        9,094
Alliant Energy Corp.                                            100        3,019
Alliant Techsystems, Inc.(1)                                    100        8,500
Allied Capital Corp.                                            200        3,725
Allied Products Corp.(1)                                        200        1,037
Allied Waste Industries, Inc.(1)                                300        5,587
Allied-Signal, Inc.                                           1,000       58,062
Allmerica Financial Corp.                                       100        5,856
Allstate Corp.                                                1,500       54,656
ALLTEL Corp.                                                    500       35,844
Alphanet Solutions, Inc.(1)                                     100          394
Altera Corp.(1)                                                 400       13,925
Alterra Healthcare Corp.(1)                                     100        1,225
Alyn Corp.(1)                                                   100          228
ALZA Corp.(1)                                                   240        8,565
Amazon.com, Inc.(1)                                             400       47,500
AMB Property Corp.                                              100        2,250
AMBAC, Inc.                                                     100        5,831
AMC Entertainment, Inc.(1)                                      300        5,100
Amcol International Corp.                                       550        7,803
Amcore Financial, Inc.                                          100        2,119
Amerada Hess Corp.                                              200       11,987
Amerco                                                          100        2,500
Ameren Corp                                                     200        8,187
America Online(1)                                             1,880      224,425
American Axle & Mfg. Holdings                                   200        3,037
American BanCorp. Ohio                                          100        1,950
American Bankers Insurance Group                                100        5,362
American Biltrite, Inc.                                         100        2,050
American Classic Voyages Co.(1)                                 100        1,756
American Dental Partners(1)                                     200        2,075
American Electric Power Co., Inc.                               300       13,012
American Express Co.                                            800       96,950
American Financial Group, Inc.                                  100        3,375
American General Corp.                                          400       28,900
American Greetings Corp. -- Class A                             100        2,862
American Heritage Life Investment Corp.                         100        2,325
American Home Products Corp.                                  2,400      138,300
American International Group, Inc.                            2,206      252,173
American Management Systems, Inc.                               100        3,175
American Power Conversion Corp.(1)                              200        7,787
American Retirement Corp.                                       100        1,694
American Standard Co., Inc.(1)                                  100        4,625
American Stores Co.                                             500       16,500

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
American Tower Corp(1)                                          200  $     4,500
American Water Works Co., Inc.                                  100        3,100
Amerin Corp.(1)                                                 200        5,375
Amerisource Health Corp. -- Class A                             200        5,912
Ameritech Corp.                                               2,000      131,625
AmeriTrade Holding Corp.                                        100        8,969
Amgen, Inc.                                                     900       56,925
Amli Residential Properties                                     400        9,025
AMR Corp.                                                       300       19,519
Amsouth Bancorp                                                 375       10,641
Anadarko Petroleum Corp.                                        200        7,500
Analog Devices, Inc.(1)                                         300       11,531
Anchor Gaming(1)                                                100        4,475
Andrew Corp.(1)                                                 200        3,100
ANDRX Corp.(1)                                                  100       10,087
Anesta Corp.(1)                                                 100        1,787
Anheuser Busch                                                  800       58,450
Answerthink Consulting Group(1)                                 100        2,637
Antec Corp.(1)                                                  200        5,862
AON Corp.                                                       450       19,350
Apache Corp.                                                    200        7,200
Apartment Investment & Management Co.                           252       10,584
Apogee Enterprises, Inc.                                        400        4,775
Apollo Group, Inc. -- Class A(1)                                100        2,794
Apple Computer, Inc.(1)                                         200        8,812
Applebee's International, Inc.                                  100        2,950
Applied Materials, Inc.(1)                                      700       38,456
Arabian Shield Development Co.(1)                               100          109
Arch Chemicals                                                   50        1,153
Arch Coal, Inc.                                                 200        2,925
Archer-Daniels-Midland Co.                                    1,025       15,375
Archstone Communities Trust                                     300        6,750
Arden Realty Group                                              100        2,556
Area Bankshares Corp.                                           200        4,950
Argonaut Group, Inc.                                            100        2,688
Arnold Industries, Inc.                                         100        1,650
Arrow Electronics, Inc.(1)                                      200        3,475
Arrow Financial Corp.                                           200        5,350
Arrow International, Inc.                                       100        2,537
Artesian Resources Corp -- Class A                              100        2,162
Artesyn Technologies, Inc.(1)                                   200        4,225
Asarco, Inc.                                                    200        3,212
Ascend Communications, Inc.(1)                                  400       37,075
Ashland                                                         100        4,075
Aspen Technology, Inc.(1)                                       100        1,044
Associated Banc Corp.                                           100        3,462
Associated Estates Realty Corp.                                 200        2,287
Associated Group, Inc.(1)                                       100        6,500
Associates First Capital Corp. -- Class A                     1,324       54,284
Astoria Financial Corp.                                         100        4,500
At Home Corp. Series A(1)                                       200       25,350
AT&T Corp.                                                    5,738      318,459
Atlantic Coast Airlines, Inc.(1)                                100        1,750
Atlantic Richfield Co.                                          600       50,212
Atlas Air, Inc.(1)                                              100        2,687
Atmel Corp.                                                     200        3,950
Atrion Corp.(1)                                                 300        2,850
Authentic Fitness Corp.                                         100        1,644
Autodesk, Inc.                                                  100        2,762
Automatic Data Processing, Inc.                               1,100       45,306
Automobile Protection Corp.(1)                                  100        1,025
Autonation(1)                                                   800       13,100
Autozone, Inc.(1)                                               300        8,681
Avalonbay Communities, Inc.                                     100        3,537
Avery Dennison                                                  200       11,975
Avid Technology, Inc.(1)                                        100        1,625
Avis Rent A Car, Inc.(1)                                        100        2,869
Avista Corp.                                                    100        1,806
Aviva Petroleum, Inc.(1)                                        500          881
Avnet, Inc.                                                     100        4,356
Avondale Industries, Inc.(1)                                    100        3,650
Avon Products, Inc.                                             500       24,719
AVT Corp.(1)                                                    100        3,337
AVX Corp.                                                       200        4,087
Aztec Manufacturing Co.                                         100        1,006
Aztec Technology Partners(1)                                     20           49
Baker Hughes, Inc.                                              570       17,741
Baldor Electric Co.                                             200        3,850
Ball Corp.                                                      100        4,869
Ballard Medical Products(1)                                     100        2,375
Bancwest Corp.                                                  100        3,800
Bank of America                                               3,123      202,019
Bank of South Carolina                                          100        1,525
Bank One Corp                                                 2,136      120,817
BankBoston Corp.                                                500       23,687
Bankers Trust New York Corp.                                    200       18,512
Bard, C.R. , Inc.                                               100        4,569
Barnes & Noble, Inc.(1)                                         100        2,819
Barnett, Inc.(1)                                                100          925
Barr Laboratories, Inc.(1)                                      100        3,294
Bassett Furniture Industries, Inc.                              200        4,800
Bausch & Lomb, Inc.                                             100        7,637
Baxter International, Inc.                                      500       32,281
BB&T Corp.                                                      600       21,900
BEA Systems, Inc.(1)                                            200        4,075
Bear Stearns Co., Inc.                                          210        9,319

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
BEC Energy Holding Co.                                          100  $     4,400
Beckman Coulter                                                 100        5,075
Becton, Dickinson & Co.                                         400       15,500
Bed, Bath & Beyond, Inc.(2)                                     200        6,837
Bell Atlantic Corp.                                           2,800      153,300
Bell Industries, Inc.                                           100        1,025
BellSouth Corp.                                               3,500      165,156
Belo, (A.H.) Corp. -- Class A                                   200        4,412
Bemis Co., Inc.                                                 100        3,775
Bergen Brunswig Corp.                                           400        8,800
Beringer Wine Estates Holdings, Inc.(1)                         100        4,062
Berkshire Hathaway -- Class A(1)                                  2      144,000
Berkshire Hathaway, Inc. -- Class B(1)                           20       46,360
Best Buy Co., Inc.(1)                                           400       18,200
Bestfoods                                                       500       25,000
Bethlehem Steel Corp.                                           100          831
Beverly Enterprises, Inc.(1)                                    100          725
Beyond.com(1)                                                   100        2,125
BI, Inc.(1)                                                     100          912
Biogen, Inc.(1)                                                 100       10,912
Biomet, Inc.(1)                                                 200        7,987
Bisys Group, Inc.(1)                                            100        5,491
BJ Services Co.(1)                                              200        5,512
BJ's Wholesale Club, Inc.(1)                                    100        2,600
Black & Decker Corp.                                            100        5,694
Blonder Tongue Laboratories, Inc.(1)                            100          662
Blount International, Inc. -- Class A                           100        2,787
Blyth Industries, Inc.(1)                                       100        2,800
BMC Software, Inc.(1)                                           400       19,775
Bob Evans Farms, Inc.                                           200        3,850
Boeing Co.                                                    1,700       71,825
Boise Cascade Corp.                                             100        3,962
Boise Cascade Office Products Corp.(1)                          200        2,387
Borders Group, Inc.(1)                                          100        1,712
Boston Properties, Inc.(1)                                      100        3,594
Boston Scientific Corp.(1)                                      700       26,556
Bowater, Inc.                                                   100        5,150
Brady (W. H.) Co. -- Class A                                    100        2,506
Brandywine Realty Trust                                         200        3,887
Brightpoint, Inc.(1)                                            300        1,706
Brinker International, Inc.(1)                                  100        2,806
Bristol Hotel & Resorts, Inc.(1)                                 50          403
Bristol-Myers Squibb Co.                                      3,500      240,188
Brooke Group, Ltd.(1)                                           100        2,425
Brookstone, Inc.(1)                                             200        3,062
Brown Shoe Company, Inc.                                        200        3,800
Brown-Forman Corp. -- Class B                                   100        6,669
Browning-Ferris Industries, Inc.                                300       12,450
Brunswick Corp.                                                 200        4,800
Brush Wellman, Inc.                                             100        1,694
BT Financial Corp.                                              100        2,700
Buckeye Technology, Inc.(1)                                     100        1,631
Burlington Industries, Inc.(1)                                  300        2,944
Burlington Northern Corp.                                       800       24,800
Burlington Resources, Inc.                                      300       12,881
Burnham Pacific Properties, Inc.                                100        1,106
Bush Boake Allen, Inc.(1)                                       200        5,762
Butler Manufacturing Co.                                        100        2,812
BWAY Corp.(1)                                                   100        1,425
Cabletron Systems, Inc.(1)                                      200        2,975
Cablevision Systems Corp. -- Class A(1)                         200       15,775
Cabot Corp.                                                     100        2,362
Cabot Industrial Trust                                          400        8,600
Cadence Design Systems, Inc.(1)                                 400        5,150
California Water Service Group                                  100        2,600
Callaway Golf Co.                                               100        1,644
Callon Petroleum Co.(1)                                         300        3,225
Calpine Corp.(1)                                                100        5,419
Cambrex Corp.                                                   100        2,250
Cambridge Technology Partners(1)                                100        1,700
Campbell Soup                                                   800       35,300
Capital One Financial Corp.                                     100       15,069
Capitol Transamerica Corp.                                      100        1,500
Capstar Broadcasting Corp.(1)                                   100        2,512
Caraustar Industries, Inc.                                      100        2,637
Cardinal Health, Inc.                                           524       31,636
Carematrix, Inc.(1)                                             200        2,962
Caribiner International, Inc.(1)                                100          537
Carlisle Companies, Inc.                                        100        4,675
Carnival Corp. -- Class A                                     1,100       45,100
Carolina First Corp.                                            100        2,744
Carolina Power & Light Co.                                      300       13,125
Carpenter Technology Corp.                                      100        2,850
Carramerica Realty Corp.                                        100        2,494
Carter-Wallace, Inc.                                            300        5,419
Cascade Corp.                                                   400        5,400
Cascade Financial Corp                                          100        1,650
Cascade Natural Gas Corp.(1)                                    200        3,362
Case Corp.                                                      100        4,700
Casella Waste Systems, Inc.(1)                                  100        1,969
Casey's General Stores, Inc.                                    100        1,344
Cash America International, Inc.                                300        3,806
Castle Energy Corp.                                             100        1,812
Catalina Marketing Corp.(1)                                     100        8,856
Catellus Development Corp.(1)                                   200        3,075
Caterpillar, Inc.                                               600       32,925

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Cathay Bancorp, Inc.                                            100  $     3,512
CBRL Group                                                      100        1,731
CBS Corp.(1)                                                  1,300       54,275
CCB Financial Corp.                                             200       10,787
CDI Corp.(1)                                                    100        3,237
CDW Computer Centers(1)                                         200        8,700
Cedar Fair                                                      100        2,494
CellStar Corp.                                                  300        2,344
Cendant Corp.(1)                                              1,440       26,550
Centennial Cellular                                             100        4,581
Centex Corp.                                                    100        3,706
Centigram Communications Corp.(1)                               400        3,850
Centocor, Inc.(1)                                               100        4,344
Central & South West Corp.                                      400       10,300
Central Hudson Gas & Electric Corp.                             100        4,219
Centura Banks, Inc.                                             100        5,831
Century Communications Corp. -- Class A(1)                      100        5,325
Centurytel, Inc.                                                225        8,620
Ceridian Corp.                                                  300        9,900
CH Robinson Worldwide                                           100        3,231
Champion Enterprises, Inc.(1)                                   100        2,044
Champion International Corp.                                    200       10,250
Chancellor Media Corp.(1)                                       300       15,244
Charles Schwab Corp.                                            750       79,359
Charter One Financial                                           310        8,816
Chase Industries, Inc.(1)                                       100          837
Chase Manhattan Corp.                                         1,500      108,750
Cheap Tickets, Inc.(1)                                          100        3,150
Checkfree Holdings, Corp.(1)                                    300       14,119
Checkpoint System, Inc.(1)                                      200        1,825
Cheesecake Factory, Inc.                                         50        1,381
Chesapeake Corp.                                                100        3,606
Chevron Corp.                                                 1,100      101,956
Children's Comprehensive Services, Inc.                         200        1,225
Children's Place Retail Stores, Inc.(1)                         100        3,894
Chiquita Brands International, Inc.                             100          806
Chiron Corp.(1)                                                 300        6,337
Choice Hotels Corp, Inc.(1)                                     300        4,669
Chris-Craft Industries, Inc.                                    103        4,751
CIENA Corp.(1)                                                  200        5,750
Cigna Corp.(1)                                                  400       37,300
Cincinnati Bell, Inc.                                           200        4,837
Cincinnati Financial Corp.                                      300       12,356
Cinergy                                                         300       10,237
Cintas Corp.                                                    200       12,700
Circuit City Stores, Inc.                                       200       14,362
Circus Circus Enterprises, Inc.(1)                              300        6,337
Cirrus Logic(1)                                                 400        3,000
Cisco Systems, Inc.(1)                                        2,775      302,128
CIT Group, Inc. -- Class A                                      300        8,700
Citation Corp.                                                  100        1,344
Citigroup                                                     4,039      267,584
Citizens First Financial Corp.(1)                               200        2,875
Citizens Utilities Co. -- Class B                               500        4,781
Citrix Systems, Inc(1)                                          200        9,887
City National Corp.                                             100        3,937
CKE Restaurants, Inc.                                           110        2,021
Claire's Stores, Inc.                                           100        2,925
Clayton Homes, Inc.                                             225        2,573
Clear Channel Communications, Inc.                              731       48,292
CLECO Corp.                                                     100        3,306
Clorox Co.                                                      234       23,619
CMG Information Services(1)                                     400       41,450
CMS Energy Corp.                                                200        9,300
CNA Financial Corp.                                             300       13,031
CNA Surety Corp.                                                200        2,900
CNB Bancshares, Inc.                                            205        8,841
CNET, Inc.                                                      100       10,825
CNF Transportation                                              100        4,150
Coastal Corp.                                                   400       15,425
Coca-Cola Co.                                                 4,400      300,575
Coca-Cola Enterprises, Inc.                                     800       29,000
Colgate-Palmolive Co.                                           500       49,937
Colonial Bancgroup                                              200        2,575
Colonial Properties Trust                                       100        2,806
Coltec Industries(1)                                            200        4,000
Columbia Energy Group                                           150        8,025
Columbia/HCA Healthcare                                       1,100       25,919
Columbus McKinnon Corp.                                         100        2,487
Comair Holdings, Inc.                                           150        2,841
Comarco, Inc.(1)                                                100        1,969
Comcast Corp. -- Class A Special                              1,400       53,900
Comdisco, Inc.                                                  300        7,312
Comerica, Inc.                                                  250       15,109
Comfort Systems USA, Inc.(1)                                    200        3,150
Commerce Bancorp, Inc.                                            6          241
Commerce Bancshares, Inc.                                       105        4,325
Commercial Federal Corp.(1)                                     200        4,562
Commercial Net Lease Realty                                     200        2,637
Commonwealth Energy System                                      100        4,238
Commonwealth Telephone Enterprises, Inc.                        100        3,937
Communications Systems, Inc.                                    200        2,675
Community Banks, Inc.                                           157        3,336
Compaq Computer Corp.                                         2,989       70,802
Compass Bancshares, Inc.                                        250        7,398
CompUSA, Inc.(1)                                                200        1,612


10

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Computer Associates International, Inc.                         950  $    44,947
Computer Sciences Corp.(1)                                      300       19,406
Compuware Corp.(1)                                              600       18,637
Comsat                                                          100        3,262
Comverse Technology                                             150       10,134
Conagra, Inc.                                                   900       23,456
Concepts Direct, Inc.(1)                                        100          925
Concord Communications, Inc.(1)                                 100        4,450
Concord EFS, Inc.                                               250        8,469
Conectiv, Inc.                                                  175        4,222
Conexant Systems(1)                                             150        5,812
Conning Corp.                                                   200        3,412
Conoco, Inc.                                                    300        8,137
Conseco, Inc.                                                   583       17,818
Consolidated Edison                                             400       19,425
Consolidated Graphics, Inc.(1)                                  100        4,612
Consolidated Natural Gas Co.                                    200       11,887
Consolidated Press, Inc.                                        100        2,775
Consolidated Products, Inc.(1)                                  125        2,312
Consolidated Stores Corp.(2)                                    182        6,256
Constellation Energy Group                                      300        9,356
Continental Airlines, Inc. -- Class B(1)                        100        3,925
Convergys Corp.                                                 400        7,050
Cooper Cameron Corp.(1)                                         100        3,619
Cooper Industries, Inc.(1)                                      200        9,912
Cooper Tire & Rubber Co.                                        100        2,375
Coors (Adolph) Co. -- Class B                                   100        4,750
Copart, Inc.(1)                                                 200        3,650
Cordant Technologies                                            100        4,850
Cornerstone Properties, Inc.                                    200        3,312
Corning, Inc.                                                   400       21,850
Corporate Express, Inc.(1)                                      200        1,312
Corrpro Companies, Inc.                                         100          994
Costco Companies, Inc.(1)                                       400       29,000
Costilla Energy, Inc.(1)                                        400          125
Coulter Pharmaceutical, Inc.(1)                                 200        5,200
Countrywide Credit Industries, Inc.                             200        8,225
Covance, Inc.(1)                                                100        2,119
Covenant Transport, Inc. -- Class A(1)                          100        1,200
Cox Communications(1)                                         1,000       39,062
Cox Radio, Inc. -- Class A(1)                                   100        5,344
CPB, Inc.                                                       300        6,375
CPI Corp.                                                       100        3,150
Craig Corp.(1)                                                  100          756
Crane Co.                                                       150        4,509
Credit Acceptance Corp.(1)                                      100          600
Crescent Real Estate Co.                                        200        4,612
Crestline Capital Corp.(1)                                       40          647
Crompton & Knowles Corp.                                        100        1,806
Cross (A.T.) Co. -- Class A                                     100          625
Cross Timbers Oil Co.                                           100        1,081
Crown Cork & Seal Co., Inc.(1)                                  200        6,275
Crystal Oil Co.(1)                                              100        3,237
CSG Systems International, Inc.(1)                              200        6,387
CSK Auto Corp.(1)                                               100        2,800
CSS Industries, Inc.(1)                                         100        2,700
CSX Corp.                                                       400       18,775
Culp, Inc.                                                      100          825
Cummins Engine Co., Inc.                                        100        5,062
Cutter & Buck, Inc.                                             100        2,962
CVS Corp                                                        662       30,452
Cyberian Outpost(1)                                             100        1,144
Cymer, Inc.(1)                                                  300        5,494
Cypress Semiconductor Corp.(1)                                  100        1,112
Cyprus AMAX Minerals                                            300        3,769
Cytec Industries, Inc.(1)                                       200        5,487
Cytyc Corp.(1)                                                  100        2,075
D & K Healthcare Resources(1)                                   100        2,363
D.R. Horton, Inc.                                               100        1,700
Daily Journal Corp.(1)                                          100        3,700
Dain Rauscher Corp.                                             100        5,206
Daisytek International Corp.(1)                                 200        3,200
Dana Corp.                                                      285       14,713
Danaher Corp.                                                   200       12,087
Darden Restaurants, Inc.                                        200        4,262
Data Dimensions, Inc.(1)                                        200          800
Data Transmission Network Corp.(1)                              100        2,231
Davel Communications                                            100          606
Davox Corp.(1)                                                  100          837
Dawson Geophysical Co.(1)                                       100        1,075
Dayton Hudson Corp.                                             800       50,400
Dean Foods Corp.                                                100        3,750
Deere & Co.                                                     400       15,225
Delia's, Inc.(1)                                                100        1,325
Dell Computer Corp.                                           4,500      154,969
Delphi Automotive Systems(1)                                  1,540       30,222
Delta & Pine Land Co.                                           100        2,931
Delta Air Lines, Inc.                                           300       17,212
Deluxe Corp.                                                    100        3,606
Dentsply International(1)                                       100        2,700
Department 56, Inc.(1)                                          100        3,319
DeVry, Inc.                                                     200        4,450
Dial Corp.                                                      200        6,250
Diamond Offshore Drilling, Inc.                                 200        5,450
Diebold, Inc.                                                   100        2,812
DII Group, Inc.(1)                                              100        3,294


                                                                              11

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

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Dillards, Inc. -- Class A                                       200  $     7,025
Dime Bancorp, Inc.                                              200        4,075
Dole Food, Inc.                                                 100        3,069
Dollar General Corp.                                            351        9,330
Dollar Tree Stores, Inc.                                        100        3,362
Dominion Resources, Inc.                                        300       12,956
Donaldson, Lufkin & Jenrette, Inc.                              200       13,400
Donnelly Corp. -- Class A                                       200        3,275
Doubleclick                                                     100        9,744
Dover Corp.                                                     400       15,075
Dow Chemical Co.                                                400       48,600
Dow Jones & Co., Inc.                                           200       10,500
DPL, Inc.                                                       300        5,419
DQE, Inc.                                                       100        4,275
Dress Barn, Inc.(1)                                             200        2,937
DST Systems(1)                                                  200       10,800
DTE Energy Co.                                                  300       13,069
Duke Energy Co.                                                 600       36,188
Duke Realty Investments, Inc.                                   100        2,312
Dun & Bradstreet                                                300       10,500
Dupont, (E.I.) de Nemours & Co.                               2,000      130,875
Dura Automotive Systems, Inc.(1)                                 34        1,011
Dura Pharmaceutical, Inc.(1)                                    200        2,075
Dynegy, Inc.                                                    300        5,194
E Trade Group, Inc.(1)                                          400       17,800
E-Tek Dynamics(1)                                               100        3,625
Earthgrains Co.                                                 100        2,344
Earthlink Network, Inc.(1)                                      100        5,350
Earthshell Container Common(1)                                  200        1,500
Eastern Enterprises                                             100        3,469
Eastman Chemical Co.                                            100        5,062
Eastman Kodak Co.                                               600       40,575
Eaton Corp.                                                     100        8,719
Ebay                                                            200       35,437
Echostar Communications Corp.(1)                                100       11,475
Ecolab, Inc.                                                    200        8,500
Edison International, Inc.                                      600       16,500
El Paso Energy Corp.                                            200        7,212
Electro Scientific Industries, Inc.(1)                          100        3,750
Electronic Arts(1)                                              100        4,894
Electronic Data Systems Corp.                                   900       50,625
Electronics For Imaging(1)                                      100        4,906
Eli Lilly & Co.                                               2,000      142,875
EMC Corp.(1)                                                    900       89,662
Emerson Electric Co.                                            800       51,100
Emmis Communication -- Class A(1)                               100        4,675
Energy East Corp                                                200        5,550
Energy Research Corp.                                           100        1,250
Engelhard Corp.                                                 200        4,050
Enron Corp.                                                     600       42,825
Enron Oil & Gas Co.                                             200        3,812
Ensco International, Inc.                                       200        3,550
Entergy                                                         400       12,975
Equifax, Inc.                                                   300       10,800
Equitable Companies, Inc.                                       400       28,075
Equity Office Properties Trust                                  500       14,125
Equity Residential Properties Trust                             200        9,587
Erie Indemnity Company                                          100        2,712
Escalade                                                        100        1,600
Estee Lauder Co. -- Class A                                     100        9,125
Evans & Sutherland Computer Corp.(1)                            100        1,575
Evercell(1)                                                      33          184
Everest Reinsurance Holdings, Inc.                              200        6,575
Evergreen Resources, Inc.(1)                                    200        4,450
Excel Technology, Inc.(1)                                       100        1,250
Excelsior-Henderson Motorcycle(1)                               100          612
Excite, Inc.(1)                                                 200       26,600
Expeditors International of Washington                          100        5,562
Express Scripts, Inc.(1)                                        100        7,012
Extended Stay America, Inc.(1)                                  100        1,062
Exxon Corp.                                                   4,400      351,450
F & M National Corp.                                            100        2,994
Fair, Issac & Co., Inc.                                         100        3,275
Family Dollar Stores, Inc.                                      300        6,694
Fannie Mae                                                    1,900      129,200
Fastenal Co.                                                    100        5,125
FBL Financial Group, Inc. -- Class A                            100        2,006
FDX Corp.                                                       600       33,037
Federal Home Loan Mortgage Corp.                              1,200       69,975
Federal-Mogul Corp.                                             100        4,613
Federated Department Stores(1)                                  400       21,800
Federated Investors, Inc. -- Class B                            200        3,500
Felcor Lodging Trust, Inc.                                      168        3,811
Ferro Corp.                                                     100        2,906
Fifth Third Bancorp                                             500       34,094
FileNet Corp.(1)                                                600        5,925
Financial Security Assurance Holdings, Ltd.                     200       11,350
Finova Group, Inc.                                              100        4,781
First American Corp.                                            200        8,162
First American Financial Corp.                                  100        1,644
First Data Corp.                                                800       35,950
First Financial Bancorp                                         220        5,225
First Financial Corp. -- Indiana                                100        3,750
First Financial Corp. / RI                                      100        1,200
First Health Group Corp.                                        400        8,100
First Security Corp.                                            300        5,681


12

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

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--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
First Tennessee National Corp.                                  200  $     8,237
First Union Corp.                                             1,782       82,083
First United Corp                                               100        1,544
First Virginia Banks, Inc.                                      100        4,969
First Washington Realty Trust                                   300        6,525
Firstar Corp.                                                 1,384       39,877
Firstenergy Corp.                                               400       12,725
Firstmerit Corp.                                                100        2,731
Fiserv, Inc.(2)                                                 225        8,437
Flagstar Bancorp, Inc.                                          100        2,350
Fleet Financial Group, Inc.                                   1,000       41,125
Florida Progress Corp.                                          200        8,387
Flowers Industries, Inc.                                        200        4,450
Flowserve Corp.                                                 100        2,050
Fluor Corp.                                                     100        3,725
Flushing Financial Corp.                                        150        2,212
FMC Corp.(1)                                                    100        6,619
Food Lion, Inc. -- Class A                                      700        7,744
Foodmaker, Inc.(1)                                              200        5,400
Ford Motor Co.                                                2,200      125,537
Fore Systems, Inc.(1)                                           200        6,875
Forest Laboratories, Inc.(1)                                    100        4,762
Forrester Research, Inc.(1)                                     100        3,200
Fort James Corp.                                                200        7,325
Fortune Brands, Inc.                                            300       12,262
Fossil, Inc.(1)                                                 100        4,194
Foster Wheeler Corp.                                            200        2,750
Foundation Health Systems, Inc.(1)                              200        3,575
Fountain Powerboat Industries, Inc.(1)                          100          400
Fox Entertainment Group(1)                                      200        5,100
FPL Group, Inc.                                                 300       17,456
Franchise Finance Corp. REIT                                    100        2,462
Franklin Resources, Inc.                                        500       21,750
Freedom Securities Corp.                                        100        1,737
Freeport-McMoran Copper & Gold, -- Class B(1)                   200        2,825
Fremont General Corp.                                           200        4,237
French Fragrances, Inc.(1)                                      400        3,037
Friedmans, Inc. -- Class A                                      100          900
Frisch's Restaurants, Inc.                                      100        1,025
Frontier Corp.                                                  300       15,787
Fruit of The Loom, Inc. -- Class A(1)                           100        1,031
Fuller (H.B.) Co.                                               100        6,350
Fulton Financial Corp.                                          110        2,351
Funco, Inc.(1)                                                  200        4,350
Furniture Brands International, Inc.(1)                         100        2,425
Galileo International, Inc.                                     200        9,000
Gannett Company, Inc.                                           500       36,125
Gap, Inc.                                                     1,050       65,691
Gartner Group, -- Class A(1)                                    100        2,300
Gateway 2000, Inc.(1)                                           300       18,244
GATX Corp.                                                      100        3,881
Gaylord Entertainment Co.                                       100        3,106
GBC Bancorp                                                     200        3,700
Geltex Pharmaceuticals, Inc.(1)                                 100        1,700
GenCorp, Inc.                                                   100        2,444
General Cable Corp.                                             100        1,519
General Cigar Holdings, Inc.(1)                                 100          800
General Dynamics Corp.                                          200       13,150
General Electric Co.                                          5,900      599,956
General Growth Properties, Inc.                                 100        3,844
General Instrument Corp.(1)                                     300       11,606
General Mills, Inc.                                             300       24,112
General Motors Corp.                                          1,200       82,800
General Motors Corp. -- Class H(1)                              200       10,975
General Nutrition Companies, Inc.(1)                            100        1,656
General Semiconductor, Inc.(1)                                  700        5,425
Genesys Telecom Labs, Inc.(1)                                   100        2,312
Genentech, Inc. Special Common(1)                               200       17,512
Genrad, Inc.(1)                                                 200        3,650
Gentex Corp.(1)                                                 100        3,003
Genuine Parts Co.                                               200        6,737
Genzyme Corp.(1)                                                100        4,056
Genzyme-Molecular Oncology(1)                                    10           36
Geocities(1)                                                    100       10,012
Geon Co.                                                        100        3,012
Georgia Pacific Timber Group                                    100        2,681
Georgia-Pacific Corp.                                           200       17,287
Geotel Communications Corp.(1)                                  200       11,100
Giant Industries, Inc.                                          200        2,112
Gilead Sciences, Inc.(1)                                        100        4,362
Gillette Co.                                                  2,000      102,000
Glacier Bancorp                                                 121        2,428
Glatfelter (P.H.) Co.                                           100        1,331
Glenborough Realty Trust, Inc.                                  100        1,831
Glimcher Realty Trust                                           200        3,387
Global Industrial Technologies, Inc.(1)                         100        1,244
Global Marine, Inc.(1)                                          300        4,219
Global Telesystems Group, Inc.(1)                               100        7,600
Golden State Bancorp, Inc.(1)                                   200        4,912
Golden State Bancrp-Litigation Warr                             100          169
Golden West Financial Corp.                                     100        9,487
Goodrich (B.F.) Co.                                             110        4,455
Goodyear Tire & Rubber Co.                                      300       17,906
GPU, Inc.                                                       200        8,712
Graco, Inc.                                                     100        3,269
Grainger (W.W.), Inc.                                           200       10,612


                                                                              13

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

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Great Atlantic & Pacific Tea Co., Inc.                          100  $     3,275
Great Lakes Chemical Corp.                                      100        4,519
Great Plains Software, Inc.(1)                                  100        3,769
Green Mountain Power Corp.                                      100        1,037
GreenPoint Financial Corp.                                      200        6,900
Greif Brothers Corp. -- Class A                                 100        2,575
Griffin Land & Nurseries, Inc. -- Class A(1)                    200        2,175
GTE Corp.                                                     1,700      107,206
Guidant Corp.                                                   500       25,000
Gulfstream Aerospace Corp.(1)                                   100        6,175
H & R Block, Inc.                                               200        9,637
Hach Co.                                                        100        1,737
Haggar Corp.                                                    200        2,525
Halliburton Co.                                                 800       33,100
Hallmark Capital Corp.(1)                                       200        2,375
Hallwood Group, Inc.(1)                                         200        3,925
Halter Marine Group, Inc.(1)                                    100          737
Hannaford Brothers, Co.                                         100        5,200
Harcourt General, Inc.                                          100        4,919
Harley-Davidson, Inc.                                           300       15,319
Harman International Industries, Inc.                           100        4,437
Harnischfeger Industries, Inc.                                  200        1,437
Harrah's Entertainment(1)                                       200        4,325
Harris Corp.                                                    200        7,562
Harsco Corp.                                                    100        3,262
Harte-Hank Communications, Inc.                                 100        2,275
Hartford Financial Services Group, Inc.                         400       25,300
Hartford Life, Inc. -- Class A                                  100        4,750
Hasbro, Inc.                                                    300        8,587
Hayes Lemmerz International, Inc.(1)                            100        3,300
HCR Manor Care(1)                                               200        5,350
Health Care REIT                                                100        2,475
Health Management Associates, Inc.(1)                           350        4,550
Healtheon Corp.(1)                                              100        8,900
Healthplan Services Corp.                                       300        2,662
Healthsouth Corp.(1)                                            700        9,362
Hearst-Argyle Television(1)                                     100        2,475
Heartland Express, Inc.(1)                                      300        4,594
Hector Communications Corp.(1)                                  200        1,875
Heilig-Meyers Co.                                               400        2,775
Heinz, (H.J.) Co.                                               600       28,988
Helix Technology Corp.                                          200        3,412
Helmerich and Payne                                             200        4,662
Herbalife International, Inc. -- Class A                        200        2,200
Hercules, Inc.                                                  200        6,987
Herman Miller, Inc.                                             100        2,019
Hershey Foods Corp.                                             300       16,275
Hertz Corp. -- Class A                                          100        5,494
Hewlett-Packard Co.                                           1,800      169,762
Hexcel Corp.(1)                                                 300        3,206
Hibernia Corp. -- Class A                                       200        2,850
Hickory Tech Corp.                                              100        1,075
Highwoods Properties, Inc.                                      100        2,631
Hillenbrand Industries, Inc.                                    100        4,194
Hilton Hotels Corp.                                             400        5,500
Hollinger International                                         200        2,775
Holly Corp.                                                     100        1,275
Hollywood Park, Inc.(1)                                         100        1,444
Home Depot, Inc.                                              2,600      147,875
Homegold Financial(1)                                           100          162
Homestake Mining Co.                                            300        2,344
Hon Industries, Inc.                                            100        2,437
Honeywell, Inc.                                                 200       18,925
Horizon Financial Corp.                                         200        2,712
Horizon Group Properties, Inc.(1)                                20           77
Hormel Foods Corp.                                              100        3,962
Host Marriott Corp.(1)                                          400        5,000
Household International, Inc.                                   906       39,298
Howmet International, Inc.(1)                                   100        1,775
HRPT Properties Trust                                           200        3,062
Hubbell, Inc. -- Class B                                        100        4,187
Hudson United Bancorp                                           100        3,062
Huffy Corp.                                                     100        1,344
Humana, Inc.(1)                                                 300        3,769
Huntington Bancshares, Inc.                                     410       14,196
Hutchinson Technology, Inc.(1)                                  100        2,325
Hvide Marine, Inc. -- Class A(1)                                100          184
Hyperion Software Corp.(1)                                      100        1,556
I2 Technologies, Inc.                                           200        6,325
IBP, Inc.                                                       200        4,287
ICG Communications, Inc.(1)                                      31          591
ICN Pharmaceuticals, Inc.                                       200        6,575
ICOS Corp.(1)                                                   100        4,381
IDT Corp.(1)                                                    200        4,425
IDX Systems Corp.(1)                                            100        2,387
Ikon Office Solutions, Inc.                                     200        2,787
Il Fornaio (America) Corp.(1)                                   300        4,050
Illinois Tool Works, Inc.                                       400       30,700
Illinova Corp.                                                  100        2,719
IMC Fertilizer Group, Inc.                                      200        4,187
Immunex Corp.(1)                                                100       13,112
Impath, Inc.(1)                                                 100        2,762
IMS Health                                                      600       14,775
Independence Holding Co.                                        100        1,075
Independent Bank Corp.                                          157        2,669
Indymac Mortgage Holdings, Inc.                                 100        1,481


14

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

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Information Resources, Inc.(1)                                  100  $       850
Informix Corp.(1)                                               300        1,997
Infoseek Corp.(1)                                               100        4,187
Ingersoll-Rand Co.                                              300       19,106
Ingles Market, Inc. -- Class A                                  100        1,225
Inhale Therapeutic Systems(1)                                   100        2,650
Inktomi Corp.                                                   100       10,300
Innovex, Inc.                                                   100        1,337
Input/Output, Inc.(1)                                           100          850
Insignia Financial Group(1)                                     133        1,629
Integrated Electrical Services(1)                               100        1,506
Intel Corp.                                                   6,000      324,375
Interface, Inc. -- Class A                                      200        1,550
Intermedia Communications of Florida, Inc.                      200        5,062
International Bancshares Corp.                                  100        4,694
International Business Machines Corp.                         3,200      372,200
International Flavors & Fragrances, Inc.                        100        4,112
International Game Technology                                   200        3,525
International Home Foods, Inc.(1)                               200        3,200
International Network Services(1)                               150        5,606
International Paper Co.                                         748       37,400
International Specialty Products(1)                             200        1,875
Interpool, Inc.                                                 200        2,512
Interpublic Group of Cos., Inc.                                 200       15,150
Interstate Bakeries                                             100        2,187
Intimate Brands                                                 400       20,725
International Integration                                       100        1,906
Intrav, Inc.                                                    100        1,750
Intuit(1)                                                       200       16,275
Invacare Corp.                                                  100        2,494
Investors Title Co.                                             100        2,000
Iomega Corp.(1)                                                 300        1,369
Ipalco Enterprises, Inc.                                        200        4,937
IRT Property Co.                                                100          969
Irvine Apartments Communities                                   100        3,375
Irwin Financial Corp.                                           100        2,312
Itron, Inc.(1)                                                  300        2,494
ITT Industries(1)                                               200        7,550
Ivax Corp.(1)                                                   400        5,475
IXC Communications, Inc.(1)                                     100        3,600
J. D. Edwards & Co.(1)                                          200        3,844
J.C. Penney Co., Inc.                                           500       25,844
Jabil Circuit, Inc.                                             200        9,650
Jacobs Engineering Group, Inc.(1)                               100        3,719
JDN Realty Corp.                                                100        2,187
Jefferson-Pilot Corp.                                           150       10,153
JLG Industries, Inc.                                            300        5,794
JLM Industries, Inc.(1)                                         100          462
Jo-Ann Stores, Inc. -- Class A                                  300        5,044
Johns Manville Corp.                                            200        2,625
Johnson & Johnson                                             2,400      222,300
Johnson Controls, Inc.                                          200       12,612
Johnstown American Industries, Inc.(1)                          100        1,575
Jones Apparel Group, Inc.(1)                                    200        6,150
Jones Intercable, Inc. -- Class A(1)                            100        5,350
Justin Industries, Inc.                                         200        2,687
K-V Pharmaceutical Co. -- Class A(1)                            100        1,681
Kaiser Aluminum & Chemical Corp.(1)                             100          875
Kaman Corp. -- Class A                                          200        2,650
Kansas City Power & Light Co.                                   100        2,781
Kansas City Southern Industries                                 200       11,250
Kaufman & Broad Home Corp.                                      100        2,412
Kaydon Corp.                                                    100        3,331
Keane, Inc.(1)                                                  100        2,900
Keebler Foods Co.(1)                                            100        3,350
Kellogg Co.                                                     700       24,281
Kellwood Co.                                                    100        2,375
Kennedy-Wilson, Inc.                                            150        1,350
Kent Electronics Corp.(1)                                       200        2,612
Kerr-McGee Corp.                                                173        8,044
KeyCorp                                                         800       27,800
Keyspan Energy Corp.                                            288        7,776
Keystone Financial, Inc.                                        100        3,203
Kilroy Realty Corp.                                             100        2,475
Kimball International, Inc. -- Class B                          200        3,600
Kimberly Clark Corp.                                          1,000       58,687
Kimco Realty Corp.                                              100        3,994
King Pharmaceuticals(1)                                         100        2,375
King World Productions, Inc.(1)                                 100        3,337
Kitty Hawk, Inc.(1)                                             300        2,381
KLA Instruments Corp.(1)                                        100        4,550
Klamath First Bancorp, Inc.                                     200        3,175
Kmart Corp.(1)                                                  800       12,300
KN Energy, Inc.                                                 150        3,216
Knight-Ridder, Inc.                                             100        5,269
Knight/Trimark Group                                            200       11,200
Knoll, Inc.(1)                                                  100        2,425
Kohls Corp.(1)                                                  300       20,456
Kollmorgen Corp.                                                200        2,512
Kroger Co.(1)                                                   800       46,850
Labor Ready, Inc.                                               150        5,344
Laclede Gas Co.                                                 200        4,412
Ladd Furniture, Inc.                                            200        4,075
Lafarge Corp.                                                   100        3,344
Lam Research Corp.(1)                                           200        5,550
Lamar Advertising Co.(1)                                        100        3,412


                                                                              15

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Lancaster Colony Corp.                                          100  $     3,341
Lance, Inc.                                                     100        1,456
Landry's Seafood Restaurants, Inc.(1)                           300        2,737
Lanvision Systems, Inc.(1)                                      100          137
Lason Holdings, Inc.(1)                                         100        3,831
Lawson Products, Inc.                                           100        2,475
Leap Wireless International(1)                                   25          437
Lear Corp.(1)                                                   100        4,919
Legato Systems, Inc.(1)                                         100        5,475
Legg Mason, Inc.                                                400       13,525
Leggett & Platt, Inc.                                           200        5,275
Lehman Brothers, Inc.                                           200       10,925
Lennar Corp.                                                    100        2,262
Leucadia National Corp.                                         100        2,087
Level 3 Communications, Inc.                                    600       47,100
Level 8 Systems, Inc.(1)                                        100          881
Level One Communications, Inc.(1)                               100        4,525
Leviathan Gas Pipeline Partners                                 100        2,187
Lexmark International Group, Inc. -- Class A(1)                 100       13,612
LG&E Energy                                                     200        4,562
LHS Group, Inc.(1)                                              200        5,687
Liberty Financial Companies, Inc.                               200        5,225
Liberty Property Trust                                          100        2,412
Lifepoint Hospitals(1)                                           57          570
Ligand Pharmaceutical -- Class B(1)                             200        2,050
Limited, Inc.                                                   400       19,550
Lincare Holdings, Inc.                                          100        2,462
Lincoln National Corp.                                          200       20,350
Lindsay Manufacturer Co.(1)                                     150        2,644
Linear Technology Corp.                                         300       15,900
Linens 'N Things, Inc.(1)                                       100        3,987
Lithia Motors(1)                                                200        3,787
Litton Industries, Inc.(1)                                      100        6,494
Liz Claiborne, Inc.                                             100        3,600
Lockheed Martin                                                 700       28,306
Loews Corp.                                                     200       16,262
Logansport Financial Corp.                                      100        1,150
Longview Fibre Co.                                              100        1,356
Loral Space and Communications Ltd.(1)                          400        6,650
Louis Dreyfus Natural Gas Corp.(1)                              200        3,900
Louisiana-Pacific Corp.                                         200        4,050
Lowe's Cos., Inc.                                               700       36,356
LSI Logic Corp.                                                 300       11,119
LTV Corp.                                                       100          612
Lubrizol Corp.                                                  100        2,750
Lucent Technologies, Inc.                                     4,800      273,000
Lycos, Inc.(1)                                                  100       10,050
Lyondell Petrochemical Co.                                      200        3,812
M.A. Hanna Co.                                                  300        4,425
Mack-Cali Realty Corp.                                          100        3,237
Macromedia, Inc.(1)                                             100        3,834
Magellan Petroleum Corp.(1)                                     200          256
Mahaska Investment                                              100        1,512
Mail-Well, Inc.(1)                                              100        1,481
Mallinckrodt Group, Inc.                                        100        3,463
Manitowoc Co., Inc.                                             150        5,100
Manpower, Inc.                                                  100        2,300
Marine Drilling Companies, Inc.(1)                              200        2,875
Marine Transport Corp.                                           10           43
Mark IV Industries, Inc.                                        200        3,700
Marriott International -- Class A                               400       15,225
Marsh and McLennan                                              500       36,375
Marshall & Ilsley Corp.                                         200       14,000
Martin Marietta Materials, Inc.                                 100        6,063
Masco Corp.                                                     600       17,138
Mascotech, Inc.                                                 200        3,125
Matewan Bancshares                                              100        2,394
Matlack Systems, Inc.(1)                                        100          519
Mattel, Inc.                                                    820       21,679
Maverick Tube Corp.(1)                                          100        1,294
Maxim Integrated Products, Inc.(1)                              200       10,688
Maxwell Technologies, Inc.(1)                                   200        4,500
Maxxam, Inc.(1)                                                 100        6,125
May Department Stores Co.                                       600       25,988
Mays (J.W.), Inc.(1)                                            100          700
Maytag Corp.                                                    200       14,113
MBIA, Inc.                                                      200       13,663
MBNA Corp.                                                    1,400       38,675
McClatchy Newspapers, Inc.                                      100        3,681
McCormick & Co., Inc.                                           100        3,038
McDermott International, Inc.                                   100        2,563
McDonald's Corp.                                              2,400       92,400
McGraw-Hill, Inc.                                               400       20,750
MCI Worldcom, Inc.(1)                                         3,229      278,905
McKesson HBOC                                                   459       15,635
McLeod, Inc.(1)                                                 200       10,700
McMoran Exploration(1)                                          200        3,613
MEN Corp.                                                       200        4,000
MDC Holdings, Inc.                                              100        1,975
MDU Resources Group, Inc.                                       150        3,431
Mead Corp.                                                      200        7,475
Meade Instruments Corp.                                         100        1,350
Mech Financial, Inc.                                            300       10,613
Mede America Corp.(1)                                           100        3,075
Media Arts Group, Inc.(1)                                       300        2,081
Medialink Worldwide(1)                                          100        1,600


16

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

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Mediaone Group                                                1,100  $    81,263
Medical Assurance, Inc.(1)                                      100        2,794
Medimmune, Inc.(1)                                              100        6,363
Meditrust Corp. Paired Stock                                    255        3,538
Medtronic, Inc.                                               1,110       78,810
Melita International Corp.(1)                                   100        1,456
Mellon Bank Corp.                                             1,000       35,688
MemberWorks, Inc.(1)                                            100        4,525
Men's Wearhouse, Inc.(1)                                        100        2,553
Mentor Corp. MN                                                 200        3,188
Mercantile BanCorp., Inc.                                       300       17,531
Mercantile Bankshares Corp.                                     100        3,594
Merchants New York Bancorp, Inc.                                200        6,800
Merck & Co., Inc.                                             4,300      290,250
Mercury General Corp.                                           100        3,606
Meredith Corp.                                                  100        3,494
Meristar Hospitality Corp.                                      100        2,188
Meristar Hotels & Resorts, Inc.(1)                              100          431
Meritor Automotive, Inc.                                        100        2,438
Merrill Lynch & Co., Inc.                                       600       50,400
Merrimac Industries, Inc.(1)                                     10           70
Metamor Worldwide, Inc.(1)                                      100        2,738
Methode Electronics, Inc. -- Class A                            200        3,688
Metro Networks, Inc.(1)                                         100        5,563
Metro-Goldwyn-Mayer, Inc.                                       200        3,100
Metromedia Fiber Network, Inc.(1)                               200        8,075
Metzler Group, Inc.(1)                                          100        3,275
MGIC Investment Corp.                                           200        9,625
MGM Grand, Inc.(1)                                              133        5,586
Microage, Inc.(1)                                               200        1,119
Microchip Technology, Inc.(1)                                   100        4,388
Microfinancial                                                  100        1,213
Micromuse, Inc.(1)                                              100        3,988
Micron Electronics, Inc.(1)                                     200        2,013
Micron Technology, Inc.(1)                                      400       15,175
Microsoft Corp.                                               9,000      726,188
Midamerican Energy Holdings                                     100        3,375
Midcoast Energy Resources, Inc.                                  12          195
Middlesex Water Co.                                             100        2,369
Milacron                                                        100        2,131
Millennium Chemicals, Inc.                                      100        2,494
Millennium Pharmaceuticals(1)                                   100        3,788
MindSpring Enterprises, Inc.(1)                                 100        7,400
Minerals Technologies, Inc.                                     100        5,325
MiniMed, Inc.(1)                                                200       11,813
Minnesota Mining & Manufacturing Co.                            700       60,025
Minnesota Power & Light Co.                                     200        4,300
Mips Technologies(1)                                            100        2,994
Mirage Resorts, Inc.(1)                                         300        6,150
Mississippi Chemical Corp.                                      100          963
Mitchell Energy & Development Corp. --
  Class A                                                       200        3,200
MMC Networks, Inc.(1)                                           200        5,575
MMI Cos                                                         200        3,450
Mobil Corp.                                                   1,400      141,750
Modacad(1)                                                      200        1,963
Modis Professional Services                                     200        2,950
Mohawk Industries, Inc.(1)                                      100        2,913
Molex, Inc.                                                     300        9,188
Momentum Business Applications(1)                                 6           48
Mondavi (Robert) Corp. -- Class A(1)                            100        3,375
Monsanto Co.                                                  1,100       45,650
Montana Power Co.                                               100        7,388
Morgan Stanley Dean Witter
  Discover & Co.                                              1,000       96,500
Morgan, (J.P.) & Co., Inc.                                      300       41,794
Morrison Health Care, Inc.                                      100        1,956
Morrison Knudsen Corp.(1)                                       200        1,988
Morton International, Inc. New                                  200        7,800
Motivepower Industries, Inc.                                    150        2,541
Motorola, Inc.                                                1,100       91,094
MRV Communications, Inc.(1)                                     200        2,338
MSB Financial                                                   200        2,375
Murphy Oil Corp.                                                100        4,906
Myers Industries, Inc.                                          100        2,288
Mylan Laboratories                                              200        5,075
Myriad Genetics, Inc.(1)                                        200        2,075
Mystic Financial                                                100        1,150
Nabisco Holdings Corp. -- Class A                               200        8,375
Nabors Industries, Inc.(1)                                      200        4,000
Nalco Chemical Co.                                              100        3,350
Nash Finch Co.                                                  300        2,813
National Bancorp Alaska, Inc.                                   300        8,250
National City Bankshares, Inc.                                  220        5,555
National City Corp.                                             620       41,036
National Community Bancorp                                      200        4,688
National Data Corp.                                             100        4,706
National Fuel & Gas Co.                                         100        4,750
National Golf Properties                                        100        2,581
National Health Investors, Inc.                                 100        2,344
National Semiconductor Corp.(1)                                 200        3,875
National Service Industries, Inc.                               200        7,363
National Steel Corp. -- Class B                                 400        3,050
Nautica Enterprises(1)                                          100        1,619
Navigant International, Inc.(1)                                  10           81
Navistar International Corp.                                    100        4,938


                                                                              17

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

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
NBTY, Inc.(1)                                                   200  $     1,256
NCR Corp.(1)                                                    200        7,813
Neiman Marcus Group, Inc.(1)                                    100        2,756
Nelson (Thomas), Inc.                                           100          981
Neon Systems(1)                                                 100        3,563
Network Appliance Corp.                                         200        9,431
Network Associates, Inc.                                        250        3,672
Nevada Power Co.                                                100        2,513
New Century Energies, Inc.                                      200        8,088
New England Electric System                                     100        5,006
New Era of Networks                                             200        8,900
New Jersey Resources Corp.                                      100        3,775
New Plan Excel Realty Trust, Inc.                               100        2,000
New York Times Co. -- Class A                                   300       10,238
Newell Rubbermaid, Inc.                                         536       21,708
Newfield Exploration Co.(1)                                     100        2,538
Newmont Mining Corp.                                            405        7,214
Newpark Resources, Inc.(1)                                      100          900
Newsedge Corp.(1)                                               100          831
Nextel Communications, Inc. -- Class A(1)                       500       18,438
Nextlink Communications, Inc.(1)                                300       22,950
NFO Worldide, Inc.                                              100        1,419
Niagara Bancorp, Inc.                                           400        4,175
Niagara Mohawk Holdings(1)                                      300        4,463
Nicor                                                           100        3,763
Nielsen Media Research                                          265        7,089
Nike, Inc.                                                      500       30,469
Nisource                                                        200        5,588
Nobility Homes                                                  110          963
Noble Affiliates, Inc.                                          100        2,650
Noble Drilling Corp.(1)                                         200        3,625
Nordstrom, Inc.                                                 300       10,650
Norfolk Southern Corp.                                          700       22,925
North American Vaccine, Inc.(1)                                 200        1,075
North Central Bancshares, Inc.                                  100        1,763
North Fork BanCorp., Inc.                                       250        5,328
Northeast Utilities(1)                                          200        3,525
Northern States Power Co.                                       300        7,819
Northern Trust Corp.                                            200       18,075
Northfield Laboratories, Inc.(1)                                200        2,413
Northland Cranberries, Inc. -- Class A                          100          900
Northrop Grumman Corp.                                          100        6,750
Northwest Airlines Corp. -- Class A(1)                          100        3,325
Northwest Bancorp, Inc.                                         200        1,888
Northwest Natural Gas Co.                                       100        2,400
Northwestern Corp.                                              100        2,625
Norwood Financial Corp.                                         100        2,200
Nova Corp. (Georgia)(1)                                         100        2,225
Novell, Inc.(1)                                                 600       14,100
Novellus Systems, Inc.(1)                                       100        4,881
NTL, Inc. (1)                                                   100        9,444
Nu Skin Asia Pacific, Inc.(1)                                   200        3,600
Nucor Corp.                                                     200        9,988
Oakley, Inc.(1)                                                 200        1,625
Occidental Petroleum Corp.                                      600       12,675
Ocean Energy, Inc.(1)                                           400        3,950
Oceaneering International, Inc.(1)                              100        1,544
Ocwen Financial Corp.                                           200        1,738
OEA, Inc.(1)                                                    200        2,013
OEC Medical Systems, Inc.(1)                                    100        2,388
Office Depot, Inc.                                              600       12,525
Officemax(1)                                                    300        3,450
Offshore Logistics, Inc.(1)                                     100        1,131
OGE Energy Corp.                                                100        2,575
Ohio Art Co.                                                    100        1,563
Ohio Casualty Corp.                                             100        3,806
Old Kent Financial Corp.                                        205        9,212
Old National Bancorp                                            158        5,458
Old Republic International Corp.                                200        3,638
Olin Corp.                                                      100        1,325
Olsten Corp.                                                    100          888
Omnicare, Inc.                                                  200        4,788
Omnicom Group, Inc.                                             300       21,000
Omnipoint Corp. (1)                                             100        1,744
Omniquip International                                          200        2,113
On Command Corp.(1)                                             300        4,200
One Valley Bancorp, Inc.                                        100        3,844
Onix Systems, Inc.(1)                                           100          700
Online System Services, Inc.(1)                                 100        1,500
Open Market, Inc.(1)                                            100        1,238
Optical Cable Corp.(1)                                          100        1,131
Oracle Systems Corp.                                          2,600       64,513
Orange & Rockland Utilities, Inc.                               100        5,819
Orbital Sciences Corp.(1)                                       100        2,263
Oregon Steel Mills, Inc.                                        400        5,475
Orphan Medical, Inc.(1)                                         100          694
Outback Steakhouse(1)                                           150        5,381
Outdoor Systems, Inc.                                           350       10,478
Overseas Shipholding Group, Inc.                                100        1,250
Owens Corning                                                   100        3,938
Owens-Illinois, Inc.(1)                                         300        9,150
Oxford Health Plan(1)                                           100        1,906
Oxigene, Inc.(1)                                                300        2,888
P.P.& L. Resources, Inc.                                        300        9,000
Paccar, Inc.                                                    100        5,631
Pacific Century Financial Corp.                                 200        4,000


18

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Pacificamerica Money Center, Inc.(1)                            200  $        88
Pacificare Health Systems, Inc. -- Class B(1)                   100        8,638
Pacificorp                                                      500        9,094
Paging Network, Inc .(1)                                        100          325
PaineWebber Group, Inc.                                         300       14,100
Pairgain Technologies, Inc.                                     100        1,244
Pall Corp.                                                      200        4,013
Palm Harbor Homes, Inc.                                         125        2,688
PAM Transportation Services, Inc.(1)                            100          900
Pameco Corp.(1)                                                 200        1,563
Panamsat Corp.(1)                                               100        3,250
Papa John's International(1)                                    100        3,950
Parametric Technology Corp.(1)                                  400        5,550
Parexel International Corp.(1)                                  100        2,394
Park Place Entertainment(1)                                     400        4,200
Parker-Hannifin Corp.                                           200        8,738
Patrick Industries, Inc.                                        100        1,338
Patriot American Hospitality, Inc.                              321        1,665
Patterson Dental Co.(1)                                         100        3,663
Paychex, Inc.                                                   375       11,109
Payless Shoesource, Inc.(1)                                     100        5,150
PC Connection, Inc.(1)                                          100        1,400
PE Corp.-Celera Genomics Group(1)                                50          850
PE Corp.-PE Biosystems                                          100       11,169
PECO Energy                                                     400       19,575
Penford Corp.                                                   200        2,631
Penn Engineering & Manufacturing Corp.                          100        2,150
Pennsylvania Real Estate Investment Trust                       100        2,075
PennzEnergy Co.                                                 100        1,544
Pennzoil-Quaker State Co. (1)                                   100        1,388
Penske Motorsports, Inc.(1)                                     100        4,900
Pentair, Inc.                                                   100        4,413
Penwest Pharmaceuticals Co.(1)                                  150        1,298
People's Energy                                                 100        3,850
Peoples Bank of Bridgeport(1)                                   100        3,000
Peoples Heritage Financial Group, Inc.                          200        3,750
Peoples Holdings Co.                                            100        3,250
Peoplesoft, Inc.(1)                                             400        6,475
Pep Boys (Manny Moe & Jack)                                     100        1,888
Pepsi-Cola Bottling(1)                                          200        4,638
Pepsico, Inc.                                                 2,600       93,113
Perceptron, Inc.(1)                                             300        1,538
Peregrine Systems, Inc.                                         200        4,588
Performance Technologies, Inc.(1)                               200        2,900
Perot Systems(1)                                                200        5,425
Perrigo(1)                                                      100          919
PETsMART, Inc.(1)                                               100          900
Pfizer, Inc.                                                  2,300      246,100
PG & E Corp.                                                    700       23,625
Pharmaceutical Products Development
  Service Co.(1)                                                100        2,675
Phelps Dodge Corp.                                              100        5,181
Philip Morris Cos                                             4,400      169,675
Phillips Petroleum Co.                                          500       26,219
Photronics, Inc.(1)                                             200        3,950
Physician Reliance Network(1)                                   200        1,800
Pier 1 Imports, Inc.                                            150        1,659
Pimco Advisors Holdings L.P.                                    100        2,838
Pinnacle West Capital Corp.                                     200        8,375
Pioneer Hi Bred International                                   400       15,000
Pioneer Natural Resouces Co.                                    100        1,088
Pitney Bowes, Inc.                                              500       31,875
Pixar, Inc.(1)                                                  100        3,950
Pizza Inn, Inc.                                                 100          328
Placer Dome Group, Inc.                                         245        2,726
Plantronics, Inc.(1)                                            100        6,125
Platinum Technology, Inc.(1)                                    157        4,573
Playboy Enterprises, Inc. -- Class B(1)                         100        2,913
PMI Group                                                       100        5,850
PNC Bank Corp.                                                  500       28,625
Polaroid Corp.                                                  200        4,225
Policy Management Systems                                       100        3,638
Pool Energy Service Co.(1)                                      100        1,688
Popular, Inc.                                                   200        6,088
Post Properties, Inc.                                           100        4,188
Potomac Electric Power Co.                                      200        6,175
Powerhouse Technologies, Inc.(1)                                400        7,400
Powerwave Technologies, Inc.(1)                                 200        4,625
PPG Industries, Inc.                                            300       18,206
Praxair, Inc.                                                   300       14,644
Pre-Paid Legal Services, Inc.(1)                                100        2,656
Premark International                                           100        3,581
Premier Parks, Inc.                                             100        3,563
Premiere Technologies, Inc.(1)                                  200        3,088
Presidential Life Corp.                                         100        1,838
Preview Travel, Inc.                                            100        1,738
Price Communications Corp.                                      312        4,446
Priceline.com, Inc.(1)                                          300       33,609
Pride International, Inc.                                       300        3,131
Prima Energy Corp.(1)                                           100        1,681
Prime Retail, Inc.                                              400        3,575
Primedia, Inc.(1)                                               300        4,913
Primus Telecommunications Group, Inc.                            61        1,014
Prison Realty Corp.                                             175        2,209
Procter & Gamble Co.                                          2,300      214,763
Prodigy Communications Corp.(1)                                 100        2,581


                                                                              19

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ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Programmers Paradise, Inc.(1)                                   500  $     5,406
Progressive Corp. of Ohio                                       100       14,038
Project Software & Development, Inc.(1)                         200        5,688
Prologos Trust                                                  300        6,131
Promus Hotel Corp.(1)                                           100        2,500
Protection One, Inc.(1)                                         300        1,650
Protective Life Corp.                                           100        3,619
Protein Design Labs, Inc.(1)                                    200        3,925
Provident Financial Group, Inc.(1)                              200        8,563
Provident Bankshares Corp.                                      110        2,544
Provident Companies, Inc.                                       200        7,813
Providian Financial Corp.                                       250       23,984
PS Group Holdings, Inc.                                         100        1,100
PSINet, Inc.(1)                                                 100        4,450
PSS World Medical, Inc.(1)                                      200        2,463
PSW Technologies, Inc.(1)                                       100          319
Public Service Enterprise Group                                 400       16,775
Public Storage, Inc.                                            286        8,348
Puerto Rican Cement Co., Inc.                                   100        3,288
Puget Sound Power & Light Co.                                   100        2,606
Pulte Corp.                                                     100        2,381
PVF Capital                                                     100        1,400
Quaker Oats Co.                                                 200       13,213
Qualcomm, Inc.                                                  200       19,450
Quantum Corp.(1)                                                300        5,944
Queens County Bancorp, Inc.                                     100        3,163
Questar Corp.                                                   200        3,813
Quiksilver, Inc.                                                150        4,275
Quintiles Transnational Corp.(1)                                200        8,125
Quorum Health Group, Inc.(1)                                    100        1,256
Qwest Communications International, Inc.                      1,232       52,283
R&B Falcon Corp.(1)                                             200        1,850
R&G Financial Corp.                                             200        3,025
RCN Corp.(1)                                                    100        4,156
R.H.Donnelley                                                   220        4,180
R.L.I. Corp.                                                    200        7,438
R.R. Donnelley & Sons Co.                                       200        7,250
Rainbow Technologies, Inc.(1)                                   200        1,988
Rainforest Cafe, Inc.(1)                                        100          544
Ralston Purina Group                                            600       16,350
Rambus, Inc.(1)                                                 100        7,750
Rare Hospitality International, Inc.(1)                         200        4,600
Rational Software(1)                                            200        6,763
Raychem Corp.                                                   100        3,475
Rayonier, Inc.                                                  100        4,663
Rayovac Corp.(1)                                                100        2,525
Raytheon Co. -- Class B                                         600       40,838
Reader's Digest Assn., Inc. -- Class A                          200        7,325
RealNetworks, Inc.(1)                                           200       14,175
Redwood Empire Bancorp                                          100        2,588
Reebok International Ltd.(1)                                    200        3,975
Regions Financial Corp.                                         400       15,150
Reinsurance Group of America                                    150        5,850
Reliance Group Holdings                                         200        1,988
Reliance Steel & Aluminum Co.                                   100        3,563
Reliant Energy                                                  500       15,250
Reliastar Financial Corp.                                       200        8,313
Renal Care Group, Inc.(1)                                       200        5,550
Rent-A-Center(1)                                                100        2,581
Republic Group, Inc.                                            100        1,788
Republic New York Corp.                                         200       13,588
Republic Services(1)                                            200        4,700
Resmed, Inc.(1)                                                 100        2,806
Rexall Sundown, Inc.(1)                                         200        3,413
Reynolds & Reynolds                                             200        4,375
Reynolds Metals Co.                                             100        5,319
RF Monolithics, Inc.(1)                                         100          681
Risk Capital Holdings, Inc.(1)                                  100        1,600
Rite Aid Corp.                                                  400       10,000
RJR Nabisco Holdings Corp.                                      600       18,563
Roanoke Electric Steel Corp.                                    100        1,588
Robert Half International, Inc.(1)                              200        5,638
Rock of Ages Corp.(1)                                           200        2,125
Rockwell International Corp.                                    300       16,556
Rohm & Haas Co.                                                 300       12,038
Rollins Truck Leasing Corp.                                     250        2,719
Roper Industries, Inc.                                          200        6,450
Ross Stores, Inc.(1)                                            200        9,188
Rouse Co.                                                       100        2,575
Royal Caribbean Cruises Ltd.                                    300       11,738
RPM, Inc. (Ohio)                                                200        2,775
Ruby Tuesday, Inc.                                              100        1,856
Ruddick Corp.                                                   100        1,763
Rural/Metro Corp.(1)                                            300        2,269
Russell Corp.                                                   100        2,344
Ryans Family Steak Houses, Inc.(1)                              200        2,338
Ryder Systems, Inc.                                             100        2,400
S&K Famous Brands, Inc.(1)                                      100          944
Sabre Group Holdings, Inc.(1)                                   100        6,156
Safeco Corp.                                                    200        8,788
Safeguard Scientifics, Inc.(1)                                  100        7,313
Safety Components International, Inc.(1)                        100          513
Safeway, Inc.(1)                                                900       41,850
Saks, Inc.(1)                                                   282        7,790
Sangstat Medical Corp.(1)                                       100        1,375
Sanmina(1)                                                      100        7,498
Santa Fe Snyder Corp.(1)                                        100          850
Sante Fe International Corp.                                    600       12,150


20

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Sapient Corp.(1)                                                100  $     6,375
Sara Lee Corp.                                                1,600       38,400
Sauer, Inc.                                                     200        2,063
SBC Communications, Inc.                                      3,475      177,659
Scana Corp.                                                     200        5,338
Schein (Henry), Inc.(1)                                         100        3,019
Schering-Plough Corp.                                         2,600      117,163
Schlumberger Ltd.                                             1,000       60,188
School Specialty, Inc.(1)                                        11          164
SCI Systems, Inc.(1)                                            100        4,150
Scientific-Atlanta, Inc.                                        100        3,531
Scios-Nova, Inc.(1)                                             100          363
SCM Microsystems, Inc.(1)                                       100        5,800
Scotts Co. (The)(1)                                             100        4,400
SCPIE Holdings, Inc.                                            100        2,850
Scripps (E.W.) Co.                                              100        4,713
Seagate Technology, Inc.(1)                                     400       12,075
Sealed Air Corp. -- New                                         153        9,505
Sears, Roebuck & Co.                                            700       33,469
SEI Corp.                                                       100       10,200
Seitel, Inc.                                                    100        1,581
Selective Insurance Group, Inc.                                 200        3,775
Sempra Energy                                                   450        9,675
Sensormatic Electronics Corp.                                   100        1,338
Sepracor, Inc.(1)                                               100        6,375
Sequa Corp. -- Class A                                          100        5,788
Sequent Computer Systems, Inc.(1)                               300        3,900
Serologicals Corp.(1)                                           100          794
Service Corp. International                                     400        7,676
SFX Entertainment, Inc. -- Class A(1)                           100        5,444
Shaw Industries, Inc.(1)                                        200        3,375
Sherwin Williams Co.                                            300        9,244
Shopko Stores, Inc.(1)                                          200        7,100
Shuffle Master, Inc.                                            100          688
Shurgard Storage Centers -- Class A                             100        2,719
Siebel Systems, Inc.(1)                                         200        9,106
Sierra Pacific Resources                                        100        3,638
Sigma Aldrich Corp.                                             200        6,400
Silicon Graphics, Inc. (1)                                      300        3,713
Simon Property Group, Inc.                                      300        8,775
Sky Financial Group, Inc.                                       100        2,944
Skytel Communications(1)                                        100        2,031
Skywest, Inc.(1)                                                200        4,650
SLI, Inc.(1)                                                    100        3,238
SLM Holding Corp.                                               250       10,375
Smith (A.O.) Corp.                                              150        3,656
Smith International, Inc.(1)                                    100        4,325
Smithfield Foods, Inc.(1)                                       100        2,669
Smucker (J.M.) Co.                                              100        2,069
Smurfit-Stone Container Corp.(1)                                597       12,873
Snap-On Tools Corp.                                             100        3,619
Snyder Communications, Inc.(1)                                  100        2,444
Sodexho Marriott Services(1)                                    125        2,844
Sola International, Inc.                                        200        3,338
Solectron Corp.(2)                                              500       27,375
Solutia, Inc.(1)                                                100        2,245
Sonat, Inc.                                                     200        7,088
Sonic Automotive, Inc.                                          200        2,600
Sonoco Products                                                 100        2,500
Sotheby's Holdings -- Class A                                   100        3,794
South Alabama Bancorp                                           100        1,300
Southdown, Inc.(1)                                               88        5,577
Southern Banc Co.                                               100        1,225
Southern Co.                                                  1,200       34,050
Southtrust Corp.                                                250        9,734
Southwest Airlines Co.                                          600       19,238
Southwest Bancorp of Texas, Inc.                                200        3,350
Sovereign Bancorp, Inc.                                         260        3,429
Specialty Care Network, Inc.(1)                                 100          138
Speedfam-IPEC(1)                                                100        1,313
Speedway Motorsports, Inc.(1)                                   100        4,013
Spelling Entertainment Group, Inc.(1)                           100          969
Spieker Properties, Inc.                                        100        4,094
Spinnaker Industries, Inc.(1)                                   100        1,375
Springs Industries, Inc. -- Class A                             100        3,963
Sprint Corp (FON Group)                                         800       90,200
Sprint Corp (PCS Group)(1)                                      750       33,750
SPX Corp.(1)                                                     68        5,279
SS&C Technologies, Inc.(1)                                      600        7,500
St Joe Co.                                                      100        2,731
St. Jude Medical, Inc.(1)                                       100        3,381
St. Mary Land & Exploration Co.                                 100        2,000
St. Paul Cos., Inc.                                             400       14,225
Stage Stores, Inc.                                              100          531
Stanley Works                                                   100        3,256
Staples, Inc.                                                   850       24,438
Starbucks Corp.(1)                                              300       11,156
Starwood Financial Trust                                        100        5,750
Starwood Hotels & Resorts Worldwide                             291        9,530
State Street Corp.                                              300       22,875
Statefed Financial Corp.                                        100        1,100
Steel Dynamics, Inc.(1)                                         300        5,119
Sterigenics International, Inc.(1)                              200        3,100
Sterile Recoveries(1)                                           100        1,138
STERIS Corp.                                                    100        1,656
Sterling Commerce, Inc.(1)                                      200        7,775


                                                                              21

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

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--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Sterling Software, Inc.(1)                                      100  $     2,431
Stewart Enterprises, Inc.                                       200        3,688
Stoneridge, Inc. (1)                                            100        1,431
Storage Technology Corp.(1)                                     200        3,975
Structural Dynamics Research Corp.(1)                           100        1,788
Stryker Corp.                                                   200       11,900
Suiza Foods Corp.(1)                                            200        7,325
Summit Bancorp                                                  300       12,281
Sun Healthcare Group, Inc.(1)                                   300          338
Sun Microsystems, Inc.                                        1,400       83,650
Sunbeam Oster Corp.                                             100          706
Sundstrand Corp.                                                100        6,919
Sungard Data Systems, Inc.(1)                                   200        7,000
Sunoco, Inc.                                                    200        6,088
Sunrise Assisted Living, Inc.(1)                                167        6,166
Suntrust Banks, Inc.                                            592       39,960
Superior Industries International, Inc.                         100        2,494
Superior National Insurance Group, Inc.                         100        2,025
Superior Telecom, Inc.                                          125        3,703
SuperValu, Inc.                                                 200        4,850
SVI Holdings(1)                                                 300        3,675
Sybase, Inc.(1)                                                 100          969
Sybron International Corp.(1)                                   200        5,025
Sylvan Learning Systems, Inc.(1)                                100        2,725
Symantec Corp.(1)                                               100        2,450
Symbol Technologies, Inc.(1)                                    100        5,000
Synopsys, Inc.(1)                                               100        4,438
Synovus Financial Corp.                                         450        9,056
Syntel, Inc.(1)                                                  50          541
Synthetic Industries, Inc.(1)                                   100        2,250
Sysco Corp.                                                     600       17,813
T. Rowe Price                                                   200        7,725
Taco Cabana, Inc.(1)                                            100        1,069
Talk.com                                                        100        1,038
Tandy Corp.                                                     200       16,500
Taubman Centers, Inc.                                           200        2,738
TBC Corp.(1)                                                    100          706
TCA Cable Television, Inc.                                      100        5,663
TCF Financial Corp.                                             100        2,775
Tech Data Corp.(1)                                              200        7,356
TECO Energy, Inc.                                               200        4,638
Tecumseh Products -- Class A                                    100        6,600
Teleflex, Inc.                                                  100        4,369
Teleglobe, Inc.                                                 177        5,343
Telephone & Data Systems, Inc.                                  100        6,725
Tellabs, Inc.(1)                                                600       35,100
Telxon Corp.                                                    100        1,038
Temple Inland, Inc.                                             100        6,700
Tenet Healthcare(1)                                             500       12,250
Tenneco, Inc.                                                   300        6,994
Teppco Partners, L.P.                                           200        4,750
Teradyne, Inc.(1)                                               100        5,281
Tetra Tech, Inc.(1)                                             200        4,250
Tetra Technologies, Inc.(1)                                     100          850
Texaco, Inc.                                                    900       58,950
Texas Industries, Inc.                                          100        3,638
Texas Instruments, Inc.                                         700       76,563
Texas Utilities Co.                                             500       22,500
Textron, Inc.                                                   300       26,719
The Bank of New York Co., Inc.                                1,400       50,050
The Chubb Corp.                                                 300       21,019
The Servicemaster Co.                                           500        9,063
Thermo Electron Corp.(1)                                        200        3,825
Thermo Fibertek, Inc.(1)                                        100          744
Thermo Instrument Systems, Inc.(1)                              200        2,875
Thermo Optek Corp.(1)                                           100        1,025
Thermoquest Corp.(1)                                            300        3,825
Thomas & Betts Corp.                                            100        4,281
Tidewater, Inc.                                                 100        2,556
Tier Technologies, Inc.(1)                                      200        1,406
Tiffany & Co.                                                   100        8,288
Time Warner, Inc.                                             2,200      149,738
Times Mirror Co. -- Class A                                     100        5,894
Timken Co.                                                      200        4,113
Titan International, Inc.                                       100          938
Titanium Metals Corp.                                           100          700
TJX Cos., Inc.                                                  600       18,000
TMP Worldwide, Inc.(1)                                          100        4,881
Todd-AO Corp. -- Class A                                        100          713
Tokheim Corp.(1)                                                500        4,938
Toll Brothers, Inc.(1)                                          200        4,363
Tompkins County Trustco, Inc.                                   200        6,500
Tootsie Roll Industries, Inc.                                   100        4,144
Torchmark Corp.                                                 300       10,013
Toro Co.                                                        100        3,356
Tosco Corp.                                                     300        7,669
Total Renal Care Holdings(1)                                    200        3,075
Total System Services, Inc.                                     450        8,353
Toys R Us, Inc.(1)                                              400        9,225
Trammell Crow Co.(1)                                            200        3,700
Trans World Entertainment Corp.(1)                              100        1,263
Transaction Network Services, Inc.(1)                           100        2,675
Transamerica Corp.                                              200       14,675
Transatlantic Holdings, Inc.                                    100        7,494
Transmontaigne Oil Co.(1)                                       100        1,413
Transocean Offshore, Inc.                                       200        4,925


22

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Travel Services International, Inc.                             100  $       822
Travelers Property Casualty Corp.                               100        3,950
Trendwest Resorts, Inc.(1)                                      100        2,350
Trenwick Group, Inc.                                            100        3,150
Triad Hospitals(1)                                               57          577
Triarc Companies, Inc. -- Class A(1)                            200        4,075
Tribune Co.                                                     200       15,788
Trico Marine Services, Inc.(1)                                  100          706
Tricon Global Restaurants, Inc.                                 240       13,980
Trigon Healthcare, Inc.(1)                                      100        3,813
TriNet Corporate Realty Trust                                   100        2,706
Trinity Industries, Inc.                                        100        3,119
True North Communications, Inc.                                 100        2,338
Trustmark Corp.                                                 100        2,300
TRW, Inc.                                                       200       10,013
TSI International Software                                      200        4,425
Tuboscope Vetco International Corp.(1)                          200        2,675
Tupperware Corp.                                                100        2,225
Tut Systems(1)                                                  100        4,150
TV Guide                                                        200        8,025
Twinlab Corp.(1)                                                100          919
Tyson Foods, Inc.                                               400        9,200
U S Office Prods Co.                                             25          131
U.S. Bancorp, Inc.                                              200        3,075
U.S. Foodservice(1)                                             100        4,450
U.S. Industries, Inc.                                           200        3,525
U.S. Trust Corp.                                                100        8,769
U.S. West, Inc.                                                 908       49,089
U.S.A. Floral Products, Inc.(1)                                 300        2,175
U.S.Bancorp                                                   1,300       42,250
UAL Corp.(1)                                                    100        6,725
UBID, Inc.                                                      100        3,356
UCAR International, Inc.                                        200        4,525
Ultramar Diamond Shamrock Corp.                                 200        4,400
Unicom Corp.                                                    400       16,925
Unifi, Inc.                                                     100        1,650
Union Carbide Corp Holding Co.                                  200       10,263
Union Pacific Corp.                                             400       22,825
Union Pacific Resources Group, Inc.                             400        5,575
Union Planters Corp.                                            200        8,263
Unionbancal Corp.                                               300       11,091
Uniphase Corp.(1)                                               100       13,400
Unisource Worldwide, Inc.                                       100        1,175
Unisys Corp.(1)                                                 500       18,969
United Asset Management Co.                                     100        2,231
United Auto Group, Inc.(1)                                      100        1,000
United Bankshares, Inc.                                         100        2,669
United Dominion Realty Trust, Inc.                              200        2,213
United Healthcare Corp.                                         300       17,475
United International Holdings -- Class A(1)                     100        7,200
United Mobile Homes, Inc.                                       100          938
United Rentals, Inc.(1)                                          96        2,880
United States Cellular Corp.(1)                                 200        9,650
United States Satellite Broadcasting
  Company, Inc.(1)                                              100        4,039
United Stationers, Inc.                                         200        3,750
United Technologies Corp.                                       800       49,650
Unitrin, Inc.                                                   200        7,000
Unity Bancorp                                                   105        1,129
Universal Corp.                                                 100        2,613
Universal Health Services, Inc. -- Class B(1)                   100        4,988
Univision Communications, Inc.(1)                               200       11,863
Unocal Corp.                                                    400       15,900
Unova, Inc.(1)                                                  100        1,450
UNUM Corp.                                                      200       10,763
Urocor, Inc.                                                    100          538
URS Corp.(1)                                                    200        4,925
USA Networks, Inc.(1)                                           200        8,000
USAir Group, Inc.(1)                                            100        4,856
USCan Corp.(1)                                                  100        1,788
Usana, Inc.                                                     200        1,750
USEC, Inc.                                                      300        3,300
USG Corp.                                                       200       11,325
UST Corp.                                                       100        2,413
UST, Inc.                                                       300        9,150
USWeb Corp.(1)                                                  200        5,075
U.S. Freightways Corp.                                          100        3,938
USX Marathon Group                                              500       14,969
USX-U.S. Steel Group                                            100        2,694
Utilicorp United, Inc.                                          150        3,741
Vail Resorts, Inc.(1)                                           100        2,063
Valassis Communications, Inc.                                   150        5,222
Valero Energy Corp.                                             200        4,013
Valhi, Inc.                                                     200        2,363
Valley National Bancorp                                         336        9,429
Valspar Corp.                                                   100        3,650
Varco International, Inc.(1)                                    200        1,825
Vastar Resources, Inc.                                          200       11,000
Venator Group, Inc.(1)                                          100        1,094
Ventas, Inc.                                                    300        1,613
Verio, Inc.(1)                                                  100        5,425
Verisign, Inc.                                                  100       11,850
VERITAS Software Corp.(1)                                       100        8,825
Vertex Pharmaceuticals, Inc.(1)                                 100        2,006
VF Corp.                                                        200        9,200
Viacom, Inc. -- Class B                                       1,300       50,050


                                                                              23

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

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--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                                 May 31, 1999

                                                                         Market
                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Viad Corp.                                                    200    $     5,950
Vicor Corp.(1)                                                100          1,650
Vishay Intertechnology, Inc.(1)                               105          2,185
Visio Corp.(1)                                                100          3,288
Vision Twenty-One, Inc.(1)                                    500          1,719
VISX, Inc.(1)                                                 200         10,388
Vitech America, Inc.                                          100            856
Vitesse Semiconductor, Corp.(1)                               100          5,494
Vlasic Foods International(1)                                  40            303
VLSI Technology, Inc.(1)                                      100          2,094
Voicestream Wireless Corp.(1)                                 200          5,463
Vornado Operating, Inc.(1)                                      7             49
Vornado Realty Trust                                          143          5,550
Vulcan Materials Co.                                          300         13,556
VWR Scientific Products Corp.(1)                              100          2,863
W. R. Berkley Corp.                                           100          2,538
W.R. Grace & Co.-W/I(1)                                       200          3,563
Wabash National                                               200          3,813
Wachovia Corp.                                                400         35,300
Waddell & Reed Financial                                      100          2,450
Wal-Mart Stores, Inc.                                       8,000        341,000
Walgreen Co.                                                1,800         41,850
Walker Interactive Systems, Inc.(1)                           100            338
Walt Disney Co.                                             3,700        107,763
Walter Industries, Inc.(1)                                    200          2,625
Wang Labs, Inc.(1)                                            100          2,894
Warnaco Group, Inc. -- Class A                                100          2,950
Warner Lambert Co.                                          1,589         98,518
Washington Federal, Inc.                                      110          2,475
Washington Gas Light Co.                                      100          2,444
Washington Mutual, Inc.                                     1,086         41,472
Waste Connections, Inc.(1)                                    200          5,350
Waste Management, Inc.                                      1,089         57,581
Waters Corp.(1)                                               100          9,863
Watkins-Johnson Co.                                           100          2,475
Watson Pharmaceuticals, Inc.(1)                               200          7,663
Wausau-Mosinee Paper Corp.                                    100          1,800
Weatherford International(1)                                  100          3,300
Weis Markets, Inc.                                            100          3,519
Wellpoint Health Networks, Inc.(1)                            100          8,244
Wells Fargo Co.                                             3,000        120,000
Wells Financial Corp.                                         100          1,575
Wendys International, Inc.                                    200          5,450
West Marine, Inc.(1)                                          100          1,288
West Teleservices(1)                                          200          1,525
Westamerica BanCorp                                           100          3,456
Western Bancorp                                                42          1,709
Western Digital Corp.(1)                                      200          1,575
Western Resources, Inc.                                       100          2,906
Western Wireless Corp.                                        200          4,900
Westfield America, Inc.                                       200          3,325
Westinghouse Air Brake Co.                                    100          2,288
WestPoint Stevens, Inc.(1)                                    100          3,163
Westvaco Corp.                                                200          5,713
Westwood One, Inc.(1)                                         200          6,950
Weyerhaeuser Co.                                              300         18,619
Whirlpool Corp.                                               100          6,450
Whitman Corp.                                                 200          3,400
Whole Foods Market, Inc.                                      100          4,150
Wicor, Inc.                                                   200          5,100
Wild Oats Markets, Inc.(1)                                    100          2,931
Wiley (John) & Sons, Inc. -- Class A                          200          8,638
Willamette Industries, Inc.                                   200          8,475
Williams Clayton Energy, Inc.(1)                              200          1,350
Williams Cos., Inc.                                           800         41,450
Williams-Sonoma, Inc.(1)                                      100          2,981
Wilmington Trust Corp.                                        100          5,881
Windmere Durable Holdings, Inc.(1)                            300          3,938
Winn Dixie Stores, Inc.                                       300         10,744
WinStar Communications, Inc.(1)                               100          4,944
Wisconsin Energy Corp.                                        200          5,550
Witco Corp.                                                   100          1,750
Wm. Wrigley, Jr. Co.                                          200         17,413
Wolverine World Wide, Inc.                                    200          2,700
Woodward Governor Co.                                         100          2,500
Workflow Management, Inc.(1)                                   13            167
World Access, Inc.(1)                                         400          4,550
Worthington Industries, Inc.                                  100          1,281
WPS Resources Corp.                                           100          3,200
Wynns International, Inc.                                     100          1,806
XCL Ltd.(1)                                                   100            131
Xerox Corp.                                                 1,200         67,425
Xilinx, Inc.(1)                                               300         13,331
Yahoo!, Inc.(1)                                               400         59,200
Yardville National Bancorp                                    100          1,238
York International Corp.                                      100          4,219
Young & Rubicam, Inc.                                         100          3,825
Zenith Electronics Corp.(1)                                   100             43
Zenith National Insurance Corp.                               100          2,275
Ziff-Davis, Inc.(1)                                           200          2,600
Zions Bancorp                                                 100          6,375
Zonagen, Inc.(1)                                              200          2,150
                                                                     -----------
Total Common Stock
   (Cost $20,518,974)                                                $23,875,416
                                                                     -----------


24

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--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)                                 May 31, 1999

                                                        Principal
                                                          Value         Market
                                                          (000)         Value
--------------------------------------------------------------------------------

U.S. TREASURY BONDS--26.2%
  10.375%, 11/15/12                                     $    750     $   965,156
   9.250%, 02/15/16                                        2,500       3,309,765
   8.875%, 02/15/19                                        1,000       1,309,844
   8.125%, 08/15/19                                        1,000       1,229,063
   7.875%, 02/15/21                                        2,100       2,535,750
                                                                     -----------
Total U.S. Treasury Bonds
   (Cost $9,469,918)                                                   9,349,578
                                                                     -----------
REPURCHASE AGREEMENT--5.7%
Goldman Sachs & Co., 4.50%, Dated 05/28/99,
  to be repurchased on 06/01/99, at
  $2,049,024 collateralized by U.S.
  Treasury Bonds with a market value
  of $2,054,591. (Cost $2,048,000)                         2,048       2,048,000
                                                                     -----------
Total Investments--98.7%
   (Cost $32,036,892)(2)                                              35,272,994
                                                                     -----------

Other Assets in Excess of
 Liabilities--1.3%                                                       461,241
                                                                     -----------

Net Assets--100.0%                                                   $35,734,235
                                                                     -----------

Net Asset Value and Redemption
 Price Per Share
 ($35,734,235 / 3,001,292)                                           $     11.91
                                                                     ===========

Maximum Offering Price Per Share
 ($11.91 / 0.9555)                                                   $     12.46
                                                                     ===========

--------------------------------------------------------------------------------
(1)   Non-income producing security.
(2)   Aggregate cost for federal tax purposes was $32,052,628.

See Notes to Financial Statements.


                                                                              25

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statement of Operations

                                                                      For the
                                                                     Year Ended
                                                                    May 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends ................................................       $   219,414
   Interest .................................................           518,835
                                                                    -----------
     Total income ...........................................           738,249
                                                                    -----------

EXPENSES:
   Investment advisory fee ..................................           104,709
   Legal fee ................................................            72,577
   Distribution fee .........................................            65,443
   Registration fee .........................................            56,898
   Audit fee ................................................            39,605
   Administration fee .......................................            31,395
   Accounting fee ...........................................            27,591
   Printing and postage .....................................            17,020
   Transfer agent fee .......................................            11,730
   Custodian fee ............................................             7,030
   Miscellaneous ............................................             9,406
                                                                    -----------
     Total expenses .........................................           443,404
   Less: Fees waived ........................................          (183,586)
                                                                    -----------
     Net expenses ...........................................           259,818
                                                                    -----------
   Net investment income ....................................           478,431
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions .............           173,372
   Change in unrealized appreciation/depreciation
     of investments .........................................         2,351,825
                                                                    -----------
   Net gain on investments ..................................         2,525,197
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................       $ 3,003,628
                                                                    ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.


26

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

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--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                     For the Period
                                                    For the       September 16, 1997(1)
                                                    Year Ended          through
                                                   May 31, 1999       May 31, 1998
---------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income ......................   $    478,431       $    166,743
    Net realized gain from security transactions        173,372            198,062
    Change in unrealized appreciation
     of investments ............................      2,351,825            884,277
                                                   ------------       ------------
    Net increase in net assets
     resulting from operations .................      3,003,628          1,249,082
                                                   ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
      ISI Class ................................       (440,554)          (105,433)
    Net realized long-term and short-term gains:
      ISI Class ................................       (369,934)                --
                                                   ------------       ------------
    Total Distributions ........................       (810,488)          (105,433)

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares ...............     17,040,574         18,021,106
    Value of shares issued in reinvestment
     of dividends ..............................        713,228             99,815
    Cost of shares repurchased .................     (2,432,446)        (1,044,831)
                                                   ------------       ------------
    Increase in net assets derived from capital
     share transactions ........................     15,321,356         17,076,090
                                                   ------------       ------------
    Total increase in net assets ...............     17,514,496         18,219,739

NET ASSETS:
    Beginning of period ........................     18,219,739                 --
                                                   ------------       ------------
    End of period ..............................   $ 35,734,235       $ 18,219,739
                                                   ============       ============

--------------------------------------------------------------------------------
(1)   Commencement of operations.

See Notes to Financial Statements.


                                                                              27

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights (For a share outstanding throughout the period)

                                                                      For the Period
                                                       For the     September 16, 1997(1)
                                                      Year Ended          through
                                                     May 31, 1999      May 31, 1998
----------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period ..........   $    11.00        $    10.00
                                                      ----------        ----------
Income from Investment Operations:
  Net investment income ...........................         0.21              0.13
  Net realized and unrealized gain on investments .         1.10              0.96
                                                      ----------        ----------
  Total from Investment Operations ................         1.31              1.09
                                                      ----------        ----------
Less Distributions:
  Distributions from net investment income ........        (0.21)            (0.09)
  Distributions from short-term and long-term gains        (0.19)               --
                                                      ----------        ----------
  Total distributions .............................        (0.40)            (0.09)
                                                      ----------        ----------
  Net asset value at end of period ................   $    11.91        $    11.00
                                                      ==========        ==========
Total Return ......................................        12.15%            10.94%

Ratios to Average Daily Net Assets:
  Expenses(2) .....................................         1.00%             1.00%(4)
  Net investment income(3) ........................         1.81%             2.03%(4)

Supplemental Data:
  Net assets at end of period (000) ...............   $   35,734        $   18,220
  Portfolio turnover rate .........................        31.93%            20.08%

--------------------------------------------------------------------------------
(1)   Commencement of operations.
(2) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement was 2.25% and 1.68% for the period ended May 31, 1998 and the year ended May 31,1999, respectively.
(3) Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement was 0.78% and 1.12% for the period ended May 31, 1998 and the year ended May 31,1999, respectively.
(4)   Annualized.

See Notes to Financial Statements.


28

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and began operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning the Funds' assets between diversified investments in U.S. equity securities and U.S. Treasury Securities.

      The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

      When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

      Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

      Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

      Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

      The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

      As a result, the Fund has made no provision for federal income taxes.

      Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis


                                                                              29

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

      and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Expenses are recorded as incurred. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fees which are amortized over a three-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.00% of the Fund's average daily net assets. For the year ended May 31, 1999 ISI waived all of its fees and reimbursed the Fund for expenses in the amount of $62,291.

      Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%.

      Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC agreed to waive its fee for administrative services for the first year of the Fund's operations. For the year ended May 31, 1999, ICC's fee was $14,809 (net of fee waivers of $16,586) of which $3,686 was payable at the end of the period.

      Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICC.

      ICC also provides accounting services, to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.For the year ended May 31, 1999, ICC's fee was $27,591 of which $2,956 was payable at the end of the period.

      ICC also provides transfer agent services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended May 31, 1999, ICC's fee was $11,730, of which $1,770 was payable at the end of the period.

      ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc., an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the year ended May 31, 1999, ISI Group's fee was $65,443, of which $7,716 was payable at the end of the period.

      The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended May 31, 1999 was $972 and the accrued liability was $1,719.

      On June 4, 1999, Bankers Trust Corporation merged with Deutsche Bank AG.


30

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                                                                   For the
                                                                    Period
                                                  For the      Sept. 16, 1997(1)
                                                Year Ended          through
                                               May 31, 1999      May 31, 1998
                                               ------------      ------------

Shares sold ............................          1,491,211         1,744,374
Shares issued to share-
  holders on reinvest-
  ment of dividends ....................             63,693             9,391
Shares redeemed ........................           (210,438)          (96,939)
                                               ------------      ------------
Net increase in shares
  outstanding ..........................          1,344,466         1,656,826
                                               ============      ============
Proceeds from sales
  of shares ............................       $ 17,040,574      $ 18,021,106
Value of reinvested
  dividends ............................            713,228            99,815
Cost of shares
  redeemed .............................         (2,432,446)       (1,044,831)
                                               ------------      ------------
Net increase from capital
  share transactions ...................       $ 15,321,356      $ 17,076,090
                                               ============      ============

----------
(1)   Commencement of operations.

D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $11,901,512 and sales of investment securities aggregated $1,565,120 for the year ended May 31, 1999. Purchases of U.S. government obligations aggregated $9,597,717 and sales of U.S. government obligations aggregated $6,083,561.

      On May 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,369,383 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,133,281.

E.    Net Assets -- On May 31, 1999, net assets consisted of:

      Paid-in capital ........................................      $ 32,397,446

      Accumulated net realized gain
       from security transactions ............................             1,500
      Unrealized appreciation
       of investments ........................................         3,236,102
      Undistributed net investment
       income ................................................            99,187
                                                                    ------------
                                                                    $ 35,734,235
                                                                    ============

F.    Tax Information (Unaudited)

      For the Tax Year Ended May 31, 1999

      We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

      The fund's distributions to shareholders included $29,643 from long-term capital gains; of which $29,643 was subject to the 20% rate gains category.

      Of ordinary distributions made during the fiscal year ended May 31, 1999, 30.23% qualifies for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------

      This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

      For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of ISI Strategy Fund, Inc.

We have audited the statement of net assets of the ISI Strategy Fund, Inc., as of May 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ISI Strategy Fund, Inc. as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Princeton, New Jersey
July 2, 1999


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                                       ISI
                                    Strategy
                                   Fund Shares
================================================================================
Directors and Officers

Edward S. Hyman
Chairman

Truman T. Semans
Vice Chairman

James J. Cunnane
Director

Joseph R. Hardiman
Director

Louis E. Levy
Director

Eugene J. McDonald
Director

R. Alan Medaugh
Director and President

Michael J. Napoli, Jr.
Director

Rebecca W. Rimel
Director

Carl W. Vogt, Esq.
Director

Nancy Lazar
Vice President

David R. Borger
Vice President

Carrie L. Butler
Vice President

Thomas D. Stevens
Vice President

Margaret M. Beeler
Assistant Vice President

Keith C. Reilly
Assistant Vice President

Joseph A. Finelli
Treasurer

Amy M. Olmert
Secretary

Investment Objective

An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury.

--------------------------------------------------------------------------------
Investment Advisor
--------------------------------------------------------------------------------

ISI Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175

--------------------------------------------------------------------------------
Shareholder Servicing Agent
--------------------------------------------------------------------------------

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

ISI Group Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175